UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period: December 1, 2018—May 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2019 Vanguard WellingtonTM Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended May 31, 2019
Wellington Fund	Beginning Account Value 11/30/2018	Ending Account Value 5/31/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,028.48	$1.31
AdmiralTM Shares	1,000.00	1,029.04	0.91
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.64	$1.31
Admiral Shares	1,000.00	1,024.03	0.91

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.26% for Investor Shares and 0.18% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Wellington Fund

Sector Diversification

As of May 31, 2019

Equity Exposure
Communication Services	9.9%
Consumer Discretionary	4.8
Consumer Staples	7.6
Energy	7.6
Financials	22.2
Health Care	14.7
Industrials	10.3
Information Technology	12.3
Materials	2.7
Real Estate	3.0
Utilities	4.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Fixed Income Exposure
Asset-Backed	4.7%
Commercial Mortgage-Backed	1.6
Finance	25.3
Foreign	5.1
Government Mortgage-Backed	3.5
Industrial	31.8
Treasury/Agency	15.6
Utilities	7.3
Other	5.1

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Wellington Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of May 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Communication Services
Verizon Communications Inc.	44,499,830	2,418,566	2.4%
* Alphabet Inc. Class A	1,751,782	1,938,347	1.9%
Comcast Corp. Class A	42,278,514	1,733,419	1.7%
Communication Services—Other †		361,602	0.3%
		6,451,934	6.3%
Consumer Discretionary
Home Depot Inc.	3,838,009	728,646	0.7%
Lowe’s Cos. Inc.	6,579,857	613,769	0.6%
Hilton Worldwide Holdings Inc.	6,661,438	595,799	0.6%
Consumer Discretionary—Other †		1,198,915	1.2%
		3,137,129	3.1%
Consumer Staples
PepsiCo Inc.	7,778,101	995,597	1.0%
Unilever NV	12,831,471	772,375	0.7%
Coca-Cola Co.	15,121,128	742,901	0.7%
Nestle SA	7,408,354	734,899	0.7%
Sysco Corp.	9,292,735	639,526	0.6%
Diageo plc	13,801,810	580,527	0.6%
Consumer Staples—Other †		470,689	0.5%
		4,936,514	4.8%
Energy
Chevron Corp.	15,683,549	1,785,572	1.8%
TOTAL SA	14,220,154	737,286	0.7%
Suncor Energy Inc.	19,942,193	614,525	0.6%
Energy—Other †		1,824,696	1.8%
		4,962,079	4.9%
Financials
JPMorgan Chase & Co.	22,156,213	2,347,672	2.3%
Bank of America Corp.	78,867,361	2,097,872	2.1%
Chubb Ltd.	10,814,770	1,579,713	1.5%
Prudential Financial Inc.	13,852,917	1,279,732	1.3%

4

Wellington Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
PNC Financial Services Group Inc.	7,187,887	914,730	0.9%
Intercontinental Exchange Inc.	8,873,356	729,479	0.7%
American International Group Inc.	14,098,098	719,990	0.7%
Northern Trust Corp.	7,168,682	613,066	0.6%
BlackRock Inc.	1,466,653	609,482	0.6%
^ Financials—Other †		3,516,006	3.4%
		14,407,742	14.1%
Health Care
Pfizer Inc.	30,330,939	1,259,341	1.2%
Medtronic plc	12,355,317	1,143,855	1.1%
AstraZeneca plc ADR	28,544,250	1,066,984	1.1%
Bristol-Myers Squibb Co.	22,437,789	1,018,002	1.0%
Merck & Co. Inc.	12,283,146	972,948	1.0%
UnitedHealth Group Inc.	3,876,024	937,223	0.9%
Novartis AG	9,573,480	822,725	0.8%
Abbott Laboratories	7,934,877	604,082	0.6%
CVS Health Corp.	11,332,230	593,469	0.6%
Health Care—Other †		1,131,633	1.1%
		9,550,262	9.4%
Industrials
United Technologies Corp.	7,313,592	923,707	0.9%
Lockheed Martin Corp.	2,494,514	844,493	0.9%
Deere & Co.	6,018,833	843,660	0.8%
Union Pacific Corp.	4,294,090	716,168	0.7%
Industrials—Other †		3,346,079	3.3%
		6,674,107	6.6%
Information Technology
Microsoft Corp.	25,807,323	3,191,850	3.1%
Intel Corp.	24,350,005	1,072,374	1.1%
Cisco Systems Inc.	18,491,441	962,110	0.9%
Apple Inc.	4,485,064	785,200	0.8%
HP Inc.	30,526,378	570,233	0.6%
Information Technology—Other †		1,411,641	1.4%
		7,993,408	7.9%
Materials
International Paper Co.	14,664,064	608,119	0.6%
Materials—Other †		1,147,515	1.1%
		1,755,634	1.7%
Real Estate
American Tower Corp.	5,258,585	1,097,835	1.1%
Simon Property Group Inc.	4,294,332	696,068	0.7%
Real Estate—Other †		135,699	0.1%
		1,929,602	1.9%
Utilities
NextEra Energy Inc.	5,410,411	1,072,398	1.0%
Dominion Energy Inc.	13,094,640	984,455	1.0%
Exelon Corp.	15,756,671	757,581	0.7%
Utilities—Other †		381,126	0.4%
		3,195,560	3.1%
Total Common Stocks (Cost $44,454,979)		64,993,971	63.8%

5

Wellington Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
1,2	United States Treasury Note/Bond	2.875%	11/15/21	1,000,000	1,022,810	1.0%
	United States Treasury Note/Bond	1.250%–3.125%	2/29/20–5/15/49	3,949,981	4,046,633	4.0%
	U.S. Government Securities—Other †				355,352	0.3%
					5,424,795	5.3%

Conventional Mortgage-Backed Securities
3,4	Fannie Mae Pool	2.500%–4.500%	9/1/27–1/1/58	916,117	935,771	0.9%
3,5	UMBS TBA	3.000%	6/1/34	125,351	127,172	0.1%
	Conventional Mortgage-Backed Securities—Other †				160,581	0.2%
					1,223,524	1.2%
Nonconventional Mortgage-Backed Securities
3,4	Fannie Mae REMICS	3.000%–4.000%	9/25/29–6/25/59	383,623	394,585	0.4%
	Nonconventional Mortgage-Backed Securities—Other †				153,155	0.2%
					547,740	0.6%
Total U.S. Government and Agency Obligations (Cost $6,946,225)					7,196,059	7.1%
Asset-Backed/Commercial Mortgage-Backed Securities
6	American Tower Trust †	3.070%	3/15/23	43,000	43,577	0.1%
6	GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,364	0.0%
6	Asset-Backed/Commercial Mortgage-Backed Securities—Other †				1,551,729	1.5%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,607,603)					1,617,670	1.6%
Corporate Bonds
Finance
	Banking
3	Bank of America Corp.	2.816%–5.875%	1/11/23–3/15/50	637,374	663,059	0.7%
3	JPMorgan Chase & Co.	3.250%–5.625%	3/25/20–11/15/48	653,016	703,523	0.7%
	PNC Bank NA	3.100%–4.200%	10/30/24–1/22/28	137,285	140,947	0.1%
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	43,367	0.0%
	Wells Fargo & Co.	2.150%–5.606%	1/30/20–12/7/46	561,712	590,039	0.6%
6	Banking—Other †				5,134,433	5.0%
	Brokerage †				31,808	0.0%
	Insurance
	ACE Capital Trust II	9.700%	4/1/30	20,000	27,850	0.0%
	Chubb Corp.	6.000%	5/11/37	50,000	65,817	0.1%
	Chubb INA Holdings Inc.	2.300%–4.350%	11/3/20–11/3/45	58,510	62,963	0.1%
6	Five Corners Funding Trust	4.419%	11/15/23	5,935	6,309	0.0%
	Prudential Financial Inc.	4.500%	11/15/20	24,365	25,082	0.0%
	UnitedHealth Group Inc.	2.875%–4.750%	10/15/20–6/15/48	237,396	250,989	0.2%
6	Insurance—Other †				883,355	0.9%
6	Real Estate Investment Trusts †				151,051	0.2%
					8,780,592	8.6%
Industrial
	Basic Industry †				42,840	0.0%
	Capital Goods
	United Technologies Corp.	3.100%–6.125%	6/1/22–11/1/46	113,460	130,371	0.1%
6	Capital Goods—Other †				649,695	0.7%

6

Wellington Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Communication
	American Tower Corp.	3.450%–5.000%	9/15/21–2/15/26	40,750	41,811	0.0%
	Comcast Corp.	2.350%–6.500%	2/1/24–10/15/58	533,781	572,745	0.6%
	NBCUniversal Media LLC	2.875%–4.450%	4/1/21–1/15/43	44,030	45,496	0.0%
6	Sky Ltd.	2.625%–3.750%	9/16/19–9/16/24	83,067	84,995	0.1%
	Verizon Communications Inc.	4.672%–5.012%	3/15/39–3/15/55	166,721	183,408	0.2%
6	Communication—Other †				592,631	0.6%
6	Consumer Cyclical †				1,113,056	1.1%
	Consumer Noncyclical
	AstraZeneca plc	1.950%–6.450%	9/18/19–9/15/37	130,340	139,683	0.1%
6	Bristol-Myers Squibb Co.	3.400%–4.250%	7/26/29–10/26/49	76,015	79,018	0.1%
	Medtronic Inc.	3.150%–3.625%	3/15/22–3/15/25	125,605	129,393	0.1%
	Merck & Co. Inc.	2.350%–4.150%	2/10/22–3/7/49	271,340	280,759	0.3%
	PepsiCo Inc.	2.750%–4.000%	3/1/23–3/5/42	81,191	84,429	0.1%
	Pfizer Inc.	3.000%–4.100%	6/15/23–9/15/38	171,355	178,956	0.2%
	Wyeth LLC	5.950%	4/1/37	25,000	32,002	0.0%
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	33,702	0.0%
6	Consumer Noncyclical—Other †				2,941,604	2.9%
	Energy
	Chevron Corp.	3.191%	6/24/23	49,470	50,894	0.0%
	Dominion Energy Gas Holdings LLC	3.550%–4.800%	11/1/23–12/15/44	50,493	53,500	0.1%
6	Energy-Other †				983,092	1.0%
6	Other Industrial †				150,194	0.1%
	Technology
	Apple Inc.	2.450%–4.450%	2/9/24–8/4/46	419,497	424,881	0.4%
	Intel Corp.	2.875%–4.100%	5/11/24–5/19/46	81,000	83,629	0.1%
	Microsoft Corp.	2.400%–4.450%	12/15/23–2/6/47	473,335	500,669	0.5%
6	Technology—Other †				1,006,965	1.0%
6	Transportation †				462,688	0.5%
					11,073,106	10.9%
Utilities
	Electric
	Dominion Energy Inc.	2.579%–5.250%	7/1/19–3/15/49	98,071	101,441	0.1%
	Dominion Energy South Carolina Inc.	4.350%–4.600%	2/1/42–6/15/43	8,851	9,921	0.0%
	Florida Power & Light Co.	3.700%–5.950%	2/1/35–12/1/47	125,585	154,750	0.1%
	NextEra Energy Capital Holdings Inc.	3.250%–3.550%	4/1/26–4/1/29	55,700	57,052	0.1%
	South Carolina Electric & Gas Co.	4.250%–6.625%	8/15/28–6/1/65	117,074	141,924	0.1%
	Virginia Electric & Power Co.	2.750%–6.000%	3/15/23–5/15/37	52,305	53,683	0.1%
6	Electric—Other †				1,703,807	1.7%
6	Natural Gas †				260,605	0.3%
	Other Utility †				40,293	0.0%
					2,523,476	2.5%
Total Corporate Bonds (Cost $21,383,333)					22,377,174	22.0%
[6]Sovereign Bonds (Cost $1,742,368) †					1,782,317	1.7%
Taxable Municipal Bonds (Cost $1,488,408) †					1,786,911	1.7%

7

Wellington Fund

					Market	Percentage
			Maturity		Value•	of Net
		Coupon	Date	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
7,8	Vanguard Market Liquidity Fund	2.527%		2,661	266,147	0.3%

				Face
				Amount
				($000)
Repurchase Agreements
	Bank of America Securities, LLC (Dated 5/31/19, Repurchase Value $64,713,000 collateralized by Federal Home Loan Mortgage Corp. 4.000%, 6/1/48, with a value of $65,994,000)	2.500%	6/3/19	64,700	64,700	0.1%
	Citigroup Global Markets Inc. (Dated 5/31/19, Repurchase Value $272,356,000 collateralized by U.S. Treasury Bill/Note 0.000%-2.000%, 6/11/19-1/31/20, with a value of $277,746,000)	2.480%	6/3/19	272,300	272,300	0.3%
	Deutsche Bank Securities, Inc. (Dated 5/31/19, Repuchase Value $64,013,000 collateralized by U.S. Treasury Note 2.750%, 2/15/28, with a value of $65,280,000)	2.490%	6/3/19	64,000	64,000	0.1%
	HSBC Bank USA (Dated 5/31/19, Repurchase Value $166,334,000 collateralized by U.S. Treasury Note 1.000%-2.875%, 11/30/19-7/31/25, with a value of $169,626,000)	2.480%	6/3/19	166,300	166,300	0.1%
	HSBC Bank USA (Dated 5/31/19, Repurchase Value $106,922,000 collateralized by Federal National Mortgage Assn. 3.500%-5.000%, 5/1/26-10/1/48, Federal Home Loan Mortgage Corp. 4.000%-5.000%, 9/1/31-4/1/49, with a value of $109,038,000)	2.490%	6/3/19	106,900	106,900	0.1%
	Nomura International plc (Dated 5/31/19, Repurchase Value $394,882,000 collateralized by U.S. Treasury Bill/Note/Bond 0.000%-8.125%, 6/20/19-11/15/48, with a value of $402,696,000)	2.480%	6/3/19	394,800	394,800	0.4%

8

Wellington Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
RBC Capital Markets LLC (Dated 5/31/19, Repurchase Value $14,003,000 collateralized by Federal National Mortgage Assn. 4.000%, 2/1/41, Federal Home Loan Mortgage Corp. 3.500%-6.500%, 9/1/39-3/1/48, with a value of $14,280,000)	2.480%	6/3/19	14,000	14,000	0.0%
TD Securities (USA) LLC (Dated 5/31/19, Repurchase Value $206,443,000 collateralized by Federal National Mortgage Assn. 4.000%-5.000%, 5/1/47-9/1/48, with a value of $210,528,000)	2.490%	6/3/19	206,400	206,400	0.2%
Wells Fargo & Co. (Dated 5/31/19, Repurchase Value $720,049,000 collateralized by Federal National Mortgage Assn. 3.000%-4.000%, 12/1/48-5/1/49, Federal Home Loan Mortgage Corp. 3.500%, 7/1/48, with a value of $734,298,000)	2.490%	6/3/19	719,900	719,900	0.7%
				2,009,300	2.0%
U.S. Government and Agency Obligations †				183,095	0.2%
Commercial Paper †				36,712	0.0%
Total Temporary Cash Investments (Cost $2,495,234)				2,495,254	2.5%
Total Investments (Cost $80,118,150)				102,249,356	100.4%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	5,095
Receivables for Investment Securities Sold	151,397
Receivables for Accrued Income	465,933
Receivables for Capital Shares Issued	25,203
Variation Margin Receivable—Futures Contracts	8,666
Unrealized Appreciation—Forward Currency Contracts	1,003
Other Assets	20,284
Total Other Assets	677,581	0.7%
Liabilities
Payables for Investment Securities Purchased	(638,581)
Collateral for Securities on Loan	(266,070)
Payables for Capital Shares Redeemed	(91,385)
Payables to Investment Advisor	(19,138)
Payables to Vanguard	(83,688)
Variation Margin Payable—Futures Contracts	(7,730)
Unrealized Depreciation—Forward Currency Contracts	(2,489)
Total Liabilities	(1,109,081)	(1.1%)
Net Assets	101,817,856	100.0%

9

Wellington Fund

At May 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	78,318,551
Total Distributable Earnings (Loss)	23,499,305
Net Assets	101,817,856

Investor Shares—Net Assets
Applicable to 403,972,185 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,111,905
Net Asset Value Per Share—Investor Shares	$39.88

Admiral Shares—Net Assets
Applicable to 1,244,259,057 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	85,705,951
Net Asset Value Per Share—Admiral Shares	$68.88

•        See Note A in Notes to Financial Statements.

*         Non-income-producing security.

^        Certain of the fund’s securities include partial security positions on loan to broker-dealers. The total value of securities on loan is $247,954,000.

†       Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1       Securities with a value of $6,407,000 have been segregated as initial margin for open futures contracts.

2       Securities with a value of $982,000 have been segregated as collateral for open forward currency contracts.

3       The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4       The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5       Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019.

6       Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $5,988,044,000, representing 5.9% of net assets.

7       Includes $266,070,000 of collateral received for securities on loan.

8       Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

REMICS—Real Estate Mortgage Investment Conduits.

TBA—To Be Announced.

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Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
	Expiration	Number of Long (Short Contracts	)	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2019	14,647		1,719,077	9,887
2-Year U.S. Treasury Note	September 2019	2,490		534,533	1,829
					11,716

Short Futures Contracts
10-Year U.S. Treasury Note	September 2019	(4,530)		(574,178)	(6,981)
Ultra Long U.S. Treasury Bond	September 2019	(824)		(144,844)	(3,751)
					(10,732)
					984

Forward Currency Contracts
	Contract Settlement	Contract Amount (000)				Unrealized Appreciation	Unrealized (Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Citibank, N.A.	7/26/19	USD	198,207	CAD	266,196	1,003	—
Citibank, N.A.	8/19/19	USD	121,027	JPY	13,300,000	—	(2,489)
						1,003	(2,489)

CAD—Canadian dollar.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

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Wellington Fund

Statement of Operations

Six Months Ended May 31, 2019
($000)
Investment Income
Income
Dividends[1]	966,265
Interest	614,924
Securities Lending—Net	4,029
Total Income	1,585,218
Expenses
Investment Advisory Fees—Note B
Basic Fee	39,021
Performance Adjustment	(844)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	13,403
Management and Administrative—Admiral Shares	40,627
Marketing and Distribution—Investor Shares	680
Marketing and Distribution—Admiral Shares	1,322
Custodian Fees	193
Shareholders’ Reports—Investor Shares	280
Shareholders’ Reports—Admiral Shares	329
Trustees’ Fees and Expenses	42
Total Expenses	95,053
Net Investment Income	1,490,165
Realized Net Gain (Loss)
Investment Securities Sold[2]	881,701
Futures Contracts	1,520
Swap Contracts	(250)
Forward Currency Contracts	(9,060)
Foreign Currencies	(984)
Realized Net Gain (Loss)	872,927
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	483,234
Futures Contracts	421
Swap Contracts	(173)
Forward Currency Contracts	(2,009)
Foreign Currencies	39
Change in Unrealized Appreciation (Depreciation)	481,512
Net Increase (Decrease) in Net Assets Resulting from Operations	2,844,604

1       Dividends are net of foreign withholding taxes of $25,605,000.

2       Realized net gain (loss) and change in unrealized appreciation (depreciation) from an affiliated company of the fund were ($90,000) and $27,000. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

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Wellington Fund

Statement of Changes in Net Assets

	Six Months Ended May 31, 2019	Year Ended November 30, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,490,165	2,765,594
Realized Net Gain (Loss)	872,927	6,343,703
Change in Unrealized Appreciation (Depreciation)	481,512	(6,149,908)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,844,604	2,959,389
Distributions
Net Investment Income
Investor Shares	(222,117)	(452,709)
Admiral Shares	(1,206,603)	(2,302,686)
Realized Capital Gain[1]
Investor Shares	(942,536)	(714,085)
Admiral Shares	(4,937,962)	(3,377,387)
Total Distributions	(7,309,218)	(6,846,867)
Capital Share Transactions
Investor Shares	405,188	(1,308,528)
Admiral Shares	3,232,353	2,283,071
Net Increase (Decrease) from Capital Share Transactions	3,637,541	974,543
Total Increase (Decrease)	(827,073)	(2,912,935)
Net Assets
Beginning of Period	102,644,929	105,557,864
End of Period	101,817,856	102,644,929

1  Includes fiscal 2019 and 2018 short-term gain distributions totaling $46,399,000 and $487,484,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

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Wellington Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$41.86	$43.45	$39.23	$39.00	$41.02	$39.17
Investment Operations
Net Investment Income	.567 [1]	1.083 [1]	1.021 [1]	1.017	1.004	1.000
Net Realized and Unrealized Gain (Loss) on Investments	.418	.100	4.965	1.616	(.527)	3.370
Total from Investment Operations	.985	1.183	5.986	2.633	.477	4.370
Distributions
Dividends from Net Investment Income	(.558)	(1.086)	(1.030)	(1.014)	(.995)	(.982)
Distributions from Realized Capital Gains	(2.407)	(1.687)	(.736)	(1.389)	(1.502)	(1.538)
Total Distributions	(2.965)	(2.773)	(1.766)	(2.403)	(2.497)	(2.520)
Net Asset Value, End of Period	$39.88	$41.86	$43.45	$39.23	$39.00	$41.02

Total Return[2]	2.85%	2.80%	15.72%	7.18%	1.22%	11.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,112	$16,438	$18,422	$18,967	$19,850	$25,199
Ratio of Total Expenses to Average Net Assets[3]	0.26%	0.25%	0.25%	0.25%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.88%	2.58%	2.50%	2.68%	2.55%	2.54%
Portfolio Turnover Rate[4]	26%	34%	30%	31%	39%	71%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3       Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.01%), (0.01%), (0.01%), 0.00%, and 0.00%.

4       Includes 1%, 2%, 4%, 6%, 10%, and 14% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

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Wellington Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$72.29	$75.04	$67.75	$67.36	$70.85	$67.65
Investment Operations
Net Investment Income	1.008 [1]	1.929 [1]	1.824 [1]	1.812	1.790	1.781
Net Realized and Unrealized Gain (Loss) on Investments	.732	.172	8.572	2.784	(.910)	5.825
Total from Investment Operations	1.740	2.101	10.396	4.596	.880	7.606
Distributions
Dividends from Net Investment Income	(.992)	(1.936)	(1.836)	(1.807)	(1.776)	(1.750)
Distributions from Realized Capital Gains	(4.158)	(2.915)	(1.270)	(2.399)	(2.594)	(2.656)
Total Distributions	(5.150)	(4.851)	(3.106)	(4.206)	(4.370)	(4.406)
Net Asset Value, End of Period	$68.88	$72.29	$75.04	$67.75	$67.36	$70.85

Total Return[2]	2.90%	2.88%	15.81%	7.26%	1.31%	11.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$85,706	$86,207	$87,136	$73,996	$68,894	$64,341
Ratio of Total Expenses to Average Net Assets[3]	0.18%	0.17%	0.17%	0.16%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.96%	2.66%	2.58%	2.77%	2.63%	2.62%
Portfolio Turnover Rate[4]	26%	34%	30%	31%	39%	71%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3       Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.01%), (0.01%), (0.01%), 0.00%, and 0.00%.

4       Includes 1%, 2%, 4%, 6%, 10%, and 14% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

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Wellington Fund

Notes to Financial Statements

Vanguard Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing

16

Wellington Fund

brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended May 31, 2019, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

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Wellington Fund

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral

18

Wellington Fund

received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended May 31, 2019, the fund’s average amounts of investments in credit protection purchased swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at May 31, 2019.

6. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

7. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

8. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified

19

Wellington Fund

counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015-2018), and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

11. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

12. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

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Wellington Fund

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

13. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Barclays Capital U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended May 31, 2019, the investment advisory fee represented an effective annual basic rate of 0.08% of the fund’s average net assets before a decrease of $844,000 (0.00%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $5,095,000, representing 0.01% of the fund’s net assets and 2.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Wellington Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of May 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	57,190,443	7,803,528	—
U.S. Government and Agency Obligations	—	7,196,059	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,617,670	—
Corporate Bonds	—	22,377,174	—
Sovereign Bonds	—	1,782,317	—
Taxable Municipal Bonds	—	1,786,911	—
Temporary Cash Investments	266,147	2,229,107	—
Futures Contracts—Assets[1]	8,666	—	—
Futures Contracts—Liabilities[1]	(7,730)	—	—
Forward Currency Contracts—Assets	—	1,003	—
Forward Currency Contracts—Liabilities	—	(2,489)	—
Total	57,457,526	44,791,280	—

1 Represents variation margin on the last day of the reporting period.

E. At May 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

Statement of Net Assets Caption	Interest Rate Contracts ($000)	Currency Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	8,666	—	8,666
Unrealized Appreciation—Forward Currency Contracts	—	1,003	1,003
Total Assets	8,666	1,003	9,669

Variation Margin Payable—Futures Contracts	(7,730)	—	(7,730)
Unrealized Depreciation—Forward Currency Contracts	—	(2,489)	(2,489)
Total Liabilities	(7,730)	(2,489)	(10,219)

22

Wellington Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended May 31, 2019, were:

Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Currency Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	1,520	—	—	1,520
Forward Currency Contracts	—	(9,060)	—	(9,060)
Swap Contracts	—	—	(250)	(250)
Realized Net Gain (Loss) on Derivatives	1,520	(9,060)	(250)	(7,790)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	421	—	—	421
Forward Currency Contracts	—	(2,009)	—	(2,009)
Swap Contracts	—	—	(173)	(173)
Change in Unrealized Appreciation (Depreciation) on Derivatives	421	(2,009)	(173)	(1,761)

F. As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	80,133,344
Gross Unrealized Appreciation	23,928,344
Gross Unrealized Depreciation	(1,812,835)
Net Unrealized Appreciation (Depreciation)	22,115,509

G. During the six months ended May 31, 2019, the fund purchased $8,682,735,000 of investment securities and sold $9,493,204,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,409,951,000 and $3,067,829,000, respectively.

23

Wellington Fund

H. Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2019		Year Ended November 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	791,370	20,032	1,641,047	38,999
Issued in Lieu of Cash Distributions	1,115,620	29,742	1,115,887	26,568
Redeemed	(1,501,802)	(38,510)	(4,065,462)	(96,841)
Net Increase (Decrease)—Investor Shares	405,188	11,264	(1,308,528)	(31,274)
Admiral Shares
Issued	2,888,198	42,573	7,057,729	97,338
Issued in Lieu of Cash Distributions	5,756,067	88,851	5,320,079	73,335
Redeemed	(5,411,912)	(79,611)	(10,094,737)	(139,360)
Net Increase (Decrease)—Admiral Shares	3,232,353	51,813	2,283,071	31,313

I. Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

24

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q212 072019

Semiannual Report | May 31, 2019 Vanguard U.S. Factor ETFs

Vanguard U.S. Liquidity Factor ETF

Vanguard U.S. Minimum Volatility ETF

Vanguard U.S. Momentum Factor ETF

Vanguard U.S. Multifactor ETF

Vanguard U.S. Quality Factor ETF

Vanguard U.S. Value Factor ETF

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
U.S. Liquidity Factor ETF	3
U.S. Minimum Volatility ETF	22
U.S. Momentum Factor ETF	33
U.S. Multifactor ETF	48
U.S. Quality Factor ETF	64
U.S. Value Factor ETF	81
Trustees Approve Advisory Arrangements	100

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•                  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•                 Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2019
	Beginning Account Value 11/30/2018	Ending Account Value 5/31/2019	Expenses Paid During Period
Based on Actual Fund Return
U.S. Liquidity Factor ETF
ETF Shares	$1,000.00	$1,002.31	$0.65
U.S. Minimum Volatility ETF
ETF Shares	$1,000.00	$1,031.52	$0.66
U.S. Momentum Factor ETF
ETF Shares	$1,000.00	$1,021.66	$0.66
U.S. Multifactor ETF
ETF Shares	$1,000.00	$944.37	$0.87
U.S. Quality Factor ETF
ETF Shares	$1,000.00	$955.28	$0.63
U.S. Value Factor ETF
ETF Shares	$1,000.00	$917.16	$0.62
Based on Hypothetical 5% Yearly Return
U.S. Liquidity Factor ETF
ETF Shares	$1,000.00	$1,024.28	$0.66
U.S. Minimum Volatility ETF
ETF Shares	$1,000.00	$1,024.28	$0.66
U.S. Momentum Factor ETF
ETF Shares	$1,000.00	$1,024.28	$0.66
U.S. Multifactor ETF
ETF Shares	$1,000.00	$1,024.03	$0.91
U.S. Quality Factor ETF
ETF Shares	$1,000.00	$1,024.28	$0.66
U.S. Value Factor ETF
ETF Shares	$1,000.00	$1,024.28	$0.66

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.13% for the U.S. Liquidity Factor ETF, 0.13% for the U.S. Minimum Volatility ETF, 0.13% for the U.S. Momentum Factor ETF, 0.18% for the U.S. Multifactor ETF, 0.13% for the U.S. Quality Factor ETF, and 0.13% for the U.S. Value Factor ETF. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

U.S. Liquidity Factor ETF

Sector Diversification

As of May 31, 2019

Consumer Discretionary	8.8%
Consumer Staples	4.2
Energy	2.7
Financial Services	36.3
Health Care	14.8
Materials & Processing	5.9
Producer Durables	16.0
Technology	6.7
Utilities	4.6

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

U.S. Liquidity Factor ETF

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (8.8%)
	Sirius XM Holdings Inc.	21,042	112
	VF Corp.	1,024	84
	Las Vegas Sands Corp.	1,198	66
	Ross Stores Inc.	688	64
	Choice Hotels International Inc.	543	45
	Penske Automotive Group Inc.	1,027	44
	News Corp. Class A	3,429	39
	Yum! Brands Inc.	372	38
	Marriott International Inc. Class A	293	37
*	Bright Horizons Family Solutions Inc.	260	36
	AMERCO	88	32
*	GCI Liberty Inc. Class A	530	31
*	K12 Inc.	964	29
*	Monarch Casino & Resort Inc.	681	29
*	Denny’s Corp.	1,442	28
*	Cimpress NV	292	26
	Churchill Downs Inc.	252	25
	Haverty Furniture Cos. Inc.	1,318	23
*	Liberty Media Corp-Liberty Formula One	613	23
	Pool Corp.	111	20
*	Central Garden & Pet Co. Class A	742	19
*	Liberty Media Corp-Liberty SiriusXM Class C	493	18
	Carnival Corp.	335	17
*	Vera Bradley Inc.	1,550	17
*	MasterCraft Boat Holdings Inc.	830	16
	Scholastic Corp.	497	16
*	Eros International plc	2,064	16
	Matthews International Corp. Class A	460	16
*	Revlon Inc. Class A	739	16
*	Motorcar Parts of America Inc.	857	15
*	Cardlytics Inc.	652	15
	Emerald Expositions Events Inc.	1,266	15
	Citi Trends Inc.	1,071	15
	Cable One Inc.	13	15
	Columbia Sportswear Co.	153	14
*	Grand Canyon Education Inc.	118	14
	Viad Corp.	210	13
*	Container Store Group Inc.	1,823	13
	Marriott Vacations Worldwide Corp.	140	13
*	2U Inc.	331	13
*	WideOpenWest Inc.	1,673	12
*	Liberty Media Corp-Liberty Braves	464	12
	Standard Motor Products Inc.	278	12
*	Rosetta Stone Inc.	477	12
*	Career Education Corp.	615	12
*	El Pollo Loco Holdings Inc.	1,082	11
*	1-800-Flowers.com Inc. Class A	609	11
*	Barnes & Noble Education Inc.	3,498	11
*	Universal Electronics Inc.	279	11
	Tower International Inc.	623	11
	Carriage Services Inc. Class A	585	11
*	America’s Car-Mart Inc.	121	10
	Inter Parfums Inc.	158	10
	Marcus Corp.	286	10
*	Carrols Restaurant Group Inc.	1,161	10
	Sonic Automotive Inc. Class A	524	9
	Tile Shop Holdings Inc.	2,147	9
*	American Public Education Inc.	318	9
*	Regis Corp.	470	9

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
*	M/I Homes Inc.	315	9
	Superior Industries International Inc.	2,324	9
*	Houghton Mifflin Harcourt Co.	1,519	9
	Johnson Outdoors Inc. Class A	115	8
*	Floor & Decor Holdings Inc. Class A	224	8
*	Chuy’s Holdings Inc.	357	8
*	Potbelly Corp.	1,558	8
*	Noodles & Co. Class A	1,067	8
	National CineMedia Inc.	1,146	7
*	HealthStream Inc.	299	7
*	Del Taco Restaurants Inc.	679	7
	Service Corp. International	157	7
	National Presto Industries Inc.	69	7
	Acushnet Holdings Corp.	272	6
*	ServiceMaster Global Holdings Inc.	111	6
*	Liberty Broadband Corp.	53	5
	Autoliv Inc.	84	5
	Boyd Gaming Corp.	214	5
*	Del Frisco’s Restaurant Group Inc.	697	5
*	Lands’ End Inc.	381	5
	Garmin Ltd.	60	5
	Gentex Corp.	206	4
	KAR Auction Services Inc.	77	4
*	AutoNation Inc.	109	4
*	Kontoor Brands Inc.	146	4
*	Care.com Inc.	267	4
	Cinemark Holdings Inc.	98	4
	Ruth’s Hospitality Group Inc.	161	4
*	Quotient Technology Inc.	348	4
*	Nautilus Inc.	1,288	3
	Texas Roadhouse Inc. Class A	67	3
*	Pier 1 Imports Inc.	5,720	3
	Extended Stay America Inc.	193	3
*	Duluth Holdings Inc.	217	3
	J. Jill Inc.	1,933	3
			1,533
Consumer Staples (4.2%)
*	Monster Beverage Corp.	1,706	106
	Sysco Corp.	1,182	81
	Keurig Dr Pepper Inc.	2,661	75
	Kimberly-Clark Corp.	371	48
	Colgate-Palmolive Co.	676	47
*	Performance Food Group Co.	1,109	44
	Flowers Foods Inc.	1,504	34
	Coca-Cola European Partners plc	534	30
	Ingles Markets Inc. Class A	872	26
*	Pilgrim’s Pride Corp.	830	21
	Brown-Forman Corp. Class B	406	20
	Lancaster Colony Corp.	128	18
	National Beverage Corp.	396	18
	Turning Point Brands Inc.	358	18
	Ingredion Inc.	207	16
	SpartanNash Co.	1,250	14
	Limoneira Co.	671	13
	Nu Skin Enterprises Inc. Class A	245	11
	Weis Markets Inc.	299	11
*	Freshpet Inc.	237	11
	Spectrum Brands Holdings Inc.	204	11
*	Chefs’ Warehouse Inc.	314	10
*	Natural Grocers by Vitamin Cottage Inc.	717	7
	Tootsie Roll Industries Inc.	193	7
	Energizer Holdings Inc.	174	7
	John B Sanfilippo & Son Inc.	92	7
	Fresh Del Monte Produce Inc.	280	7
*	Primo Water Corp.	530	6
	Andersons Inc.	162	4
			728
Energy (2.7%)
	Phillips 66	817	66
	Kinder Morgan Inc.	2,191	44
*	FTS International Inc.	4,119	25
*	Par Pacific Holdings Inc.	1,184	23
*	ION Geophysical Corp.	3,306	23
*	Abraxas Petroleum Corp.	21,882	21
*	Vivint Solar Inc.	2,880	19
	CVR Energy Inc.	428	18
*	Talos Energy Inc.	757	18
	Valvoline Inc.	829	15
*	Newpark Resources Inc.	2,049	14
*	Frank’s International NV	2,498	14
*	Clean Energy Fuels Corp.	5,255	14
*	TETRA Technologies Inc.	8,700	13
*	REX American Resources Corp.	191	13
*	Exterran Corp.	932	13
*	Matrix Service Co.	681	12

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
	Pioneer Natural Resources Co.	73	10
*	Smart Sand Inc.	2,799	9
	Peabody Energy Corp.	392	9
	EOG Resources Inc.	103	9
*	SunCoke Energy Inc.	1,144	8
*	Flotek Industries Inc.	2,196	7
*	Centennial Resource Development Inc. Class A	776	6
*	Select Energy Services Inc. Class A	564	6
*	Nine Energy Service Inc.	320	5
	TerraForm Power Inc. Class A	327	5
*	SandRidge Energy Inc.	632	4
*	Tellurian Inc.	506	4
*	Alta Mesa Resources Inc. Class A	25,422	4
*	CARBO Ceramics Inc.	2,134	3
*	Pioneer Energy Services Corp.	8,303	3
*	Basic Energy Services Inc.	1,314	3
	Mammoth Energy Services Inc.	219	2
*	Unit Corp.	232	2
			464
Financial Services (36.1%)
	Aon plc	760	137
	Marsh & McLennan Cos. Inc.	1,390	133
	Intercontinental Exchange Inc.	1,589	131
	Moody’s Corp.	673	123
	TD Ameritrade Holding Corp.	2,340	116
	Aflac Inc.	2,255	116
	Prudential Financial Inc.	1,195	110
	Chubb Ltd.	748	109
	Prologis Inc.	1,412	104
	Public Storage	436	104
*	Fiserv Inc.	1,107	95
	Progressive Corp.	1,154	91
	Erie Indemnity Co. Class A	401	85
	Capital One Financial Corp.	983	84
	Fidelity National Information Services Inc.	684	82
	CME Group Inc.	388	75
	S&P Global Inc.	340	73
	Travelers Cos. Inc.	469	68
	BB&T Corp.	1,416	66
	Allstate Corp.	668	64
	OneMain Holdings Inc.	1,983	59
	Medical Properties Trust Inc.	3,205	57
	Stifel Financial Corp.	1,053	56
	Bank of New York Mellon Corp.	1,282	55
	Equinix Inc.	112	54
	Universal Health Realty Income Trust	636	52
	State Street Corp.	939	52
	Simon Property Group Inc.	299	48
	Selective Insurance Group Inc.	671	48
	BlackRock Inc.	115	48
	Gladstone Commercial Corp.	2,192	46
	TFS Financial Corp.	2,598	45
	Weingarten Realty Investors	1,540	43
	Investors Real Estate Trust	723	42
	MetLife Inc.	904	42
	Primerica Inc.	357	41
	United Bankshares Inc.	1,089	39
	Morningstar Inc.	275	38
	First Citizens BancShares Inc. Class A	89	37
	City Office REIT Inc.	3,159	37
	CNA Financial Corp.	799	36
	Equity Commonwealth	1,073	35
	Crown Castle International Corp.	267	35
	Ryman Hospitality Properties Inc.	432	35
	FirstCash Inc.	355	34
	Equity LifeStyle Properties Inc.	276	34
	Peapack Gladstone Financial Corp.	1,217	33
	Santander Consumer USA Holdings Inc.	1,423	32
	CatchMark Timber Trust Inc. Class A	3,340	31
	Commerce Bancshares Inc.	547	31
	Paramount Group Inc.	2,191	31
	Hospitality Properties Trust	1,255	31
	Cincinnati Financial Corp.	317	31
	ConnectOne Bancorp Inc.	1,465	31
	Independent Bank Corp.	1,416	30
	Home BancShares Inc.	1,700	30
	First Hawaiian Inc.	1,195	30

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
	JBG SMITH Properties	750	30
*	Enstar Group Ltd.	180	30
	UMB Financial Corp.	479	30
	IBERIABANK Corp.	413	30
	Prosperity Bancshares Inc.	455	29
	American Campus Communities Inc.	617	29
*	Credit Acceptance Corp.	61	28
	Glacier Bancorp Inc.	702	28
	FNB Corp.	2,502	28
	Liberty Property Trust	579	27
	Douglas Emmett Inc.	680	27
	Hancock Whitney Corp.	713	27
	First Financial Bankshares Inc.	470	27
*	Everi Holdings Inc.	2,366	26
	Popular Inc.	503	26
	Rayonier Inc.	932	26
	Bank OZK	904	26
	BOK Financial Corp.	347	26
	First Foundation Inc.	1,936	25
	PNC Financial Services Group Inc.	199	25
*	CoreLogic Inc.	645	25
	Old Republic International Corp.	1,119	25
	Nelnet Inc. Class A	416	25
	American National Insurance Co.	216	24
	Chemical Financial Corp.	641	24
	UDR Inc.	538	24
	Cass Information Systems Inc.	534	24
	Janus Henderson Group plc	1,180	24
	Oppenheimer Holdings Inc. Class A	972	24
	Hilltop Holdings Inc.	1,169	24
	PS Business Parks Inc.	143	23
	Lakeland Bancorp Inc.	1,487	23
	Piper Jaffray Cos.	322	23
	Valley National Bancorp	2,291	22
	Torchmark Corp.	262	22
	Assured Guaranty Ltd.	544	22
	Tompkins Financial Corp.	281	22
	Saul Centers Inc.	413	22
	FB Financial Corp.	636	22
	Apple Hospitality REIT Inc.	1,431	22
*	Howard Hughes Corp.	214	22
	Oritani Financial Corp.	1,370	22
	BancFirst Corp.	418	22
	Charles Schwab Corp.	521	22
	Front Yard Residential Corp.	1,887	22
	Heritage Insurance Holdings Inc.	1,464	21
	Senior Housing Properties Trust	2,710	21
*	Arch Capital Group Ltd.	620	21
	Meridian Bancorp Inc.	1,224	21
	Bryn Mawr Bank Corp.	573	21
	Hudson Pacific Properties Inc.	624	21
	Heritage Commerce Corp.	1,748	21
	Origin Bancorp Inc.	623	21
	Healthcare Trust of America Inc. Class A	721	21
*	Fair Isaac Corp.	70	21
	Carolina Financial Corp.	623	21
*	Customers Bancorp Inc.	1,028	20
	Safety Insurance Group Inc.	222	20
*	INTL. FCStone Inc.	582	20
	Park National Corp.	211	20
	Jones Lang LaSalle Inc.	159	20
	TrustCo Bank Corp. NY	2,651	20
	Towne Bank	770	20
	Hanover Insurance Group Inc.	155	19
	SEI Investments Co.	372	19
	National Western Life Group Inc. Class A	70	19
	Alexander’s Inc.	50	18
	United Fire Group Inc.	391	18
	Umpqua Holdings Corp.	1,142	18
*	Altisource Portfolio Solutions SA	901	18
	Kemper Corp.	216	18
	Banco Latinoamericano de Comercio Exterior SA	870	17
	Jefferies Financial Group Inc.	964	17
	American Tower Corp.	80	17
	RLJ Lodging Trust	952	16
	RMR Group Inc. Class A	334	16
	ServisFirst Bancshares Inc.	502	16
	United Financial Bancorp Inc.	1,197	16
	Taubman Centers Inc.	349	15
	New Senior Investment Group Inc.	2,278	15
	Franklin Street Properties Corp.	2,038	15
*	Columbia Financial Inc.	966	15

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
	WP Carey Inc.	177	15
	Federal Agricultural Mortgage Corp.	212	14
*	Euronet Worldwide Inc.	91	14
	Ashford Hospitality Trust Inc.	3,104	14
	Fidelity National Financial Inc.	353	14
	American Financial Group Inc.	137	13
	Live Oak Bancshares Inc.	853	13
	WR Berkley Corp.	211	13
*	Greenlight Capital Re Ltd. Class A	1,263	13
	UMH Properties Inc.	957	13
*	Equity Bancshares Inc. Class A	504	13
	Webster Financial Corp.	283	13
	American Express Co.	109	12
	CorEnergy Infrastructure Trust Inc.	323	12
	Lamar Advertising Co. Class A	158	12
	HCI Group Inc.	303	12
	Sun Communities Inc.	97	12
	City Holding Co.	166	12
	Brown & Brown Inc.	384	12
	OFG Bancorp	628	12
	Lazard Ltd. Class A	378	12
	Kearny Financial Corp.	878	12
	PennyMac Financial Services Inc.	551	12
	Kinsale Capital Group Inc.	138	12
*	St. Joe Co.	721	11
	Sunstone Hotel Investors Inc.	844	11
	Southside Bancshares Inc.	346	11
	AMERISAFE Inc.	181	11
	First Industrial Realty Trust Inc.	308	11
*	Alleghany Corp.	16	11
*	TriState Capital Holdings Inc.	515	11
	Braemar Hotels & Resorts Inc.	977	10
	Opus Bank	500	10
	Healthcare Realty Trust Inc.	309	10
	Horace Mann Educators Corp.	244	10
	MarketAxess Holdings Inc.	33	10
	Hanmi Financial Corp.	470	10
	1st Source Corp.	221	10
	Armada Hoffler Properties Inc.	581	10
*	Curo Group Holdings Corp.	1,003	9
*	Texas Capital Bancshares Inc.	160	9
	NexPoint Residential Trust Inc.	227	9
*	Essent Group Ltd.	193	9
	Radian Group Inc.	401	9
	Interactive Brokers Group Inc.	173	9
*	Ocwen Financial Corp.	5,559	9
*	HomeStreet Inc.	301	9
	Highwoods Properties Inc.	195	9
	GAIN Capital Holdings Inc.	2,194	9
	US Bancorp	169	8
	BankUnited Inc.	261	8
*	Markel Corp.	8	8
	First American Financial Corp.	164	8
*	Donnelley Financial Solutions Inc.	685	8
	Community Healthcare Trust Inc.	213	8
	Newmark Group Inc. Class A	1,014	8
	Associated Banc-Corp	402	8
	Preferred Apartment Communities Inc. Class A	506	8
	NorthStar Realty Europe Corp.	479	8
	James River Group Holdings Ltd.	173	8
	Goosehead Insurance Inc. Class A	209	8
	EPR Properties	98	8
	Sabra Health Care REIT Inc.	396	8
	Kilroy Realty Corp.	102	8
	Industrial Logistics Properties Trust	392	7
	TriCo Bancshares	198	7
	LPL Financial Holdings Inc.	91	7
	Gaming and Leisure Properties Inc.	178	7
	First Bancorp	197	7

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
	S&T Bancorp Inc.	184	7
	Pinnacle Financial Partners Inc.	131	7
*	On Deck Capital Inc.	1,636	7
	National Bank Holdings Corp. Class A	186	7
	Wintrust Financial Corp.	96	6
	Chatham Lodging Trust	339	6
	Sterling Bancorp	330	6
	Univest Financial Corp.	261	6
	Eaton Vance Corp.	163	6
	Loews Corp.	121	6
*	Marcus & Millichap Inc.	202	6
	Dime Community Bancshares Inc.	336	6
*	Green Dot Corp. Class A	127	6
	Lakeland Financial Corp.	134	6
	SLM Corp.	616	6
	Axis Capital Holdings Ltd.	97	6
	Reinsurance Group of America Inc. Class A	39	6
	National General Holdings Corp.	253	6
	Employers Holdings Inc.	138	6
*	Western Alliance Bancorp	139	6
	Heritage Financial Corp.	200	6
	NBT Bancorp Inc.	156	6
	Cohen & Steers Inc.	109	6
	Franklin Financial Network Inc.	207	5
	STORE Capital Corp.	158	5
	OceanFirst Financial Corp.	224	5
	National Retail Properties Inc.	99	5
*	Triumph Bancorp Inc.	184	5
	First Busey Corp.	207	5
*	MGIC Investment Corp.	374	5
	RenaissanceRe Holdings Ltd.	29	5
	Cullen/Frost Bankers Inc.	55	5
	Central Pacific Financial Corp.	179	5
	Iron Mountain Inc.	159	5
	WesBanco Inc.	137	5
	Getty Realty Corp.	156	5
	Cousins Properties Inc.	532	5
	Arthur J Gallagher & Co.	57	5
	American Homes 4 Rent Class A	194	5
	WSFS Financial Corp.	118	5
	Provident Financial Services Inc.	196	5
	Sandy Spring Bancorp Inc.	145	5
*	Mr Cooper Group Inc.	615	5
	Apartment Investment & Management Co.	91	5
	Life Storage Inc.	47	5
	Jernigan Capital Inc.	214	5
	Westamerica Bancorporation	72	4
	Heartland Financial USA Inc.	103	4
	Independent Bank Corp.	60	4
	PJT Partners Inc.	107	4
	Capitol Federal Financial Inc.	286	4
	Investors Bancorp Inc.	361	4
	PacWest Bancorp	102	4
	Park Hotels & Resorts Inc.	134	4
	Raymond James Financial Inc.	42	3
	Monmouth Real Estate Investment Corp.	248	3
*	Seacoast Banking Corp. of Florida	149	3
	International Bancshares Corp.	94	3
	CVB Financial Corp.	163	3
	First Commonwealth Financial Corp.	263	3
	Enterprise Financial Services Corp.	84	3
	Brookline Bancorp Inc.	226	3
	Preferred Bank	68	3
	First Financial Bancorp	132	3
	Boston Private Financial Holdings Inc.	286	3
	First Merchants Corp.	88	3
	Maiden Holdings Ltd.	4,303	2
			6,309
Health Care (14.7%)
	Danaher Corp.	842	111
	Zoetis Inc.	913	92
*	Vertex Pharmaceuticals Inc.	515	86
	Baxter International Inc.	1,155	85
	Stryker Corp.	452	83
*	Boston Scientific Corp.	2,148	83
	Thermo Fisher Scientific Inc.	287	77
	Becton Dickinson and Co.	318	74
	HCA Healthcare Inc.	596	72

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
*	Edwards Lifesciences Corp.	417	71
*	Alexion Pharmaceuticals Inc.	620	70
*	Illumina Inc.	212	65
	Bruker Corp.	1,397	58
	Abbott Laboratories	444	34
*	QIAGEN NV	881	34
	Humana Inc.	126	31
*	Adverum Biotechnologies Inc.	3,062	31
	Bio-Techne Corp.	149	30
*	Insulet Corp.	258	28
	Computer Programs & Systems Inc.	1,084	28
	Cantel Medical Corp.	378	26
*	Penumbra Inc.	164	23
*	Idera Pharmaceuticals Inc.	9,200	23
*	R1 RCM Inc.	1,913	22
*	Charles River Laboratories International Inc.	179	22
*	American Renal Associates Holdings Inc.	3,407	22
*	NextGen Healthcare Inc.	1,139	22
	Hill-Rom Holdings Inc.	226	22
*	GenMark Diagnostics Inc.	3,229	22
*	ICU Medical Inc.	101	22
*	ChemoCentryx Inc.	1,869	21
*	Homology Medicines Inc.	1,001	20
*	OrthoPediatrics Corp.	514	20
*	Seattle Genetics Inc.	302	20
*	RadNet Inc.	1,588	19
*	Neogen Corp.	339	19
*	Kura Oncology Inc.	1,165	19
*	Kindred Biosciences Inc.	2,345	19
*	Epizyme Inc.	1,326	18
*	PDL BioPharma Inc.	6,384	18
*	Cytokinetics Inc.	1,718	18
*	Aduro Biotech Inc.	5,362	17
*	UNITY Biotechnology Inc.	2,120	17
	LeMaitre Vascular Inc.	665	17
*	BioSpecifics Technologies Corp.	284	17
	Encompass Health Corp.	282	17
*	FibroGen Inc.	456	17
*	HealthEquity Inc.	251	16
*	Veracyte Inc.	723	16
*	Alkermes plc	747	16
*	Ra Pharmaceuticals Inc.	743	16
*	Amphastar Pharmaceuticals Inc.	785	15
*	BioScrip Inc.	7,071	15
*	Kiniksa Pharmaceuticals Ltd. Class A	957	15
	National HealthCare Corp.	186	14
*	Apellis Pharmaceuticals Inc.	714	14
*	Agios Pharmaceuticals Inc.	309	14
*	NanoString Technologies Inc.	484	14
*	Athenex Inc.	940	14
*	Kadmon Holdings Inc.	6,086	14
	Chemed Corp.	41	13
*	Retrophin Inc.	721	13
*	Optinose Inc.	1,756	13
*	Catalyst Pharmaceuticals Inc.	3,788	13
*	Concert Pharmaceuticals Inc.	1,260	13
*	Xencor Inc.	402	12
*	Theravance Biopharma Inc.	733	12
*	Antares Pharma Inc.	4,357	12
*	Dova Pharmaceuticals Inc.	1,330	12
*	Triple-S Management Corp. Class B	469	12
	Atrion Corp.	13	11
*	CryoLife Inc.	394	11
*	AtriCure Inc.	379	11
*	Novocure Ltd.	209	11
*	Accuray Inc.	2,902	11
*	Capital Senior Living Corp.	2,530	11
*	Akcea Therapeutics Inc.	501	11
*	Accelerate Diagnostics Inc.	556	11
	West Pharmaceutical Services Inc.	91	10
*	ZIOPHARM Oncology Inc.	2,412	10
*	Jounce Therapeutics Inc.	2,319	10
	STERIS plc	76	10
*	Dicerna Pharmaceuticals Inc.	811	10
*	Lexicon Pharmaceuticals Inc.	1,858	10
*	GlycoMimetics Inc.	808	10
*	Rhythm Pharmaceuticals Inc.	376	9
*	Haemonetics Corp.	96	9
*	Fluidigm Corp.	710	9
*	Codexis Inc.	503	9

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
*	Kala Pharmaceuticals Inc.	1,616	9
*	iRadimed Corp.	422	9
*	CorVel Corp.	117	9
*	ArQule Inc.	1,187	9
	US Physical Therapy Inc.	76	8
*	Cross Country Healthcare Inc.	1,183	8
*	Denali Therapeutics Inc.	431	8
*	Stemline Therapeutics Inc.	623	8
*	Deciphera Pharmaceuticals Inc.	345	8
*	Catalent Inc.	171	8
*	Fate Therapeutics Inc.	402	8
*	Medidata Solutions Inc.	77	7
*	Rocket Pharmaceuticals Inc.	427	7
*	Integra LifeSciences Holdings Corp.	148	7
*	Bellicum Pharmaceuticals Inc.	3,230	7
*	Agenus Inc.	2,575	7
	PerkinElmer Inc.	76	7
*	Voyager Therapeutics Inc.	293	6
*	Ocular Therapeutix Inc.	2,198	6
*	Horizon Therapeutics plc	262	6
*	Five Prime Therapeutics Inc.	710	6
*	Providence Service Corp.	89	6
*	Bio-Rad Laboratories Inc. Class A	20	6
*	Ultragenyx Pharmaceutical Inc.	103	6
*	Achillion Pharmaceuticals Inc.	1,944	5
	Luminex Corp.	256	5
*	United Therapeutics Corp.	63	5
*	AngioDynamics Inc.	279	5
*	Syneos Health Inc.	122	5
*	Surgery Partners Inc.	555	5
*	T2 Biosystems Inc.	2,415	5
	ResMed Inc.	41	5
*	PRA Health Sciences Inc.	52	5
*	Corbus Pharmaceuticals Holdings Inc.	609	4
	Phibro Animal Health Corp. Class A	144	4
*	Marinus Pharmaceuticals Inc.	945	4
*	WaVe Life Sciences Ltd.	176	4
*	CytoSorbents Corp.	618	4
*	Cerus Corp.	823	4
*	Ionis Pharmaceuticals Inc.	58	4
*	Aclaris Therapeutics Inc.	770	4
*	Akebia Therapeutics Inc.	805	4
*	BioCryst Pharmaceuticals Inc.	987	3
	Meridian Bioscience Inc.	298	3
*	Intra-Cellular Therapies Inc.	234	3
*	Immunomedics Inc.	216	3
*	Assembly Biosciences Inc.	178	3
*	Innovate Biopharmaceuticals Inc.	1,520	2
*	Insys Therapeutics Inc.	1,964	1
*	AVEO Pharmaceuticals Inc.	1,617	1
*	Nuvectra Corp.	173	1
			2,571
Materials & Processing (5.8%)
	Southern Copper Corp.	3,606	122
	Air Products & Chemicals Inc.	593	121
	Ecolab Inc.	609	112
	LyondellBasell Industries NV Class A	620	46
	NewMarket Corp.	114	44
	Chase Corp.	350	36
*	Univar Inc.	1,621	32
	DMC Global Inc.	464	31
*	RBC Bearings Inc.	206	29
	GrafTech International Ltd.	2,472	25
	Scotts Miracle-Gro Co.	262	23
	Myers Industries Inc.	1,322	22
	Schweitzer-Mauduit International Inc.	704	22
	Royal Gold Inc.	243	21
	Griffon Corp.	1,442	21
	Hexcel Corp.	278	20
*	PQ Group Holdings Inc.	1,181	18
	Haynes International Inc.	565	16
	Caesarstone Ltd.	1,147	16
	Westlake Chemical Corp.	274	16
*	Koppers Holdings Inc.	560	15
	AptarGroup Inc.	127	14
*	Ingevity Corp.	147	13

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
	Gold Resource Corp.	4,252	12
*	Unifi Inc.	629	12
	Sonoco Products Co.	188	12
	NN Inc.	1,470	11
	Innophos Holdings Inc.	410	11
	Quanex Building Products Corp.	671	10
*	Intrepid Potash Inc.	2,996	9
*	TimkenSteel Corp.	1,312	9
	Insteel Industries Inc.	501	9
	Kronos Worldwide Inc.	684	9
	Materion Corp.	113	7
	AAON Inc.	144	7
*	Veritiv Corp.	369	7
	Reliance Steel & Aluminum Co.	75	6
*	Trex Co. Inc.	102	6
	Timken Co.	112	5
	Balchem Corp.	52	5
	Quaker Chemical Corp.	26	5
	Innospec Inc.	58	5
	PH Glatfelter Co.	320	5
	Stepan Co.	54	5
	Mueller Industries Inc.	160	4
	Advanced Drainage Systems Inc.	147	4
*	AdvanSix Inc.	158	4
*	Clearwater Paper Corp.	186	3
	Neenah Inc.	44	3
*	Cornerstone Building Brands Inc.	332	1
			1,021
Producer Durables (15.9%)
	Roper Technologies Inc.	320	110
	Johnson Controls International plc	2,636	102
	Illinois Tool Works Inc.	708	99
	Waste Management Inc.	858	94
	Automatic Data Processing Inc.	407	65
	Emerson Electric Co.	1,036	62
	Eaton Corp. plc	729	54
	Norfolk Southern Corp.	263	51
	General Dynamics Corp.	313	50
	Genpact Ltd.	1,278	46
	Woodward Inc.	410	45
	Crane Co.	580	44
	Curtiss-Wright Corp.	394	44
	Toro Co.	671	44
	National Instruments Corp.	1,074	41
*	Colfax Corp.	1,563	39
	Regal Beloit Corp.	538	39
	Air Lease Corp. Class A	1,083	39
	MAXIMUS Inc.	545	39
	MTS Systems Corp.	680	37
	EMCOR Group Inc.	444	36
	HEICO Corp.	291	35
*	Paylocity Holding Corp.	329	33
	Nordson Corp.	260	33
*	Navistar International Corp.	1,031	32
*	WillScot Corp. Class A	2,353	32
*	Frontline Ltd.	3,957	31
	ADT Inc.	5,043	30
*	TriNet Group Inc.	462	29
*	ASGN Inc.	572	29
*	Proto Labs Inc.	284	29
	CRA International Inc.	716	27
	Tetra Tech Inc.	396	27
	Alamo Group Inc.	263	25
	EnerSys	443	25
*	Gates Industrial Corp. plc	2,193	25
	MSA Safety Inc.	248	25
*	SPX Corp.	823	24
*	Titan Machinery Inc.	1,457	24
	Accenture plc Class A	131	23
*	Gardner Denver Holdings Inc.	624	21
	Columbus McKinnon Corp.	578	21
	Hyster-Yale Materials Handling Inc.	476	21
*	Vishay Precision Group Inc.	574	21
*	Aegion Corp. Class A	1,378	20
*	Harsco Corp.	788	20
*	Modine Manufacturing Co.	1,482	19
*	Thermon Group Holdings Inc.	860	19
	ITT Inc.	318	18
	Donaldson Co. Inc.	378	18
*	Great Lakes Dredge & Dock Corp.	1,683	18
*	SPX FLOW Inc.	479	17
	BWX Technologies Inc.	361	17
*	International Seaways Inc.	920	16
	Costamare Inc.	3,140	16
*	SP Plus Corp.	506	16
*	Teledyne Technologies Inc.	62	15
*	Daseke Inc.	3,356	15
*	Genco Shipping & Trading Ltd.	2,000	14
	DHT Holdings Inc.	2,576	14

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
	Scorpio Bulkers Inc.	3,372	14
	Mesa Laboratories Inc.	56	14
	Spartan Motors Inc.	1,565	14
	Systemax Inc.	653	13
	Briggs & Stratton Corp.	1,426	13
*	Darling Ingredients Inc.	706	13
	Rollins Inc.	354	13
*	Blue Bird Corp.	706	13
	nVent Electric plc	567	13
*	NV5 Global Inc.	165	13
*	Vectrus Inc.	363	13
	Douglas Dynamics Inc.	338	13
	Ennis Inc.	676	13
*	Huron Consulting Group Inc.	242	12
	Allied Motion Technologies Inc.	366	12
*	Sterling Construction Co. Inc.	969	12
	Kelly Services Inc. Class A	486	11
*	Lydall Inc.	622	11
*	Zebra Technologies Corp.	65	11
	CSW Industrials Inc.	174	11
	Marten Transport Ltd.	606	11
	Standex International Corp.	163	11
*	Genesee & Wyoming Inc. Class A	110	10
	Graco Inc.	219	10
*	Energy Recovery Inc.	1,090	10
	Kforce Inc.	290	10
	Titan International Inc.	2,367	10
	IDEX Corp.	64	10
*	MYR Group Inc.	301	10
	Resources Connection Inc.	631	10
*	Wesco Aircraft Holdings Inc.	967	10
*	DXP Enterprises Inc.	292	9
	Teekay Corp.	2,847	9
	Booz Allen Hamilton Holding Corp. Class A	144	9
*	CryoPort Inc.	542	9
	Raven Industries Inc.	274	9
*	Trimble Inc.	216	9
	Heidrick & Struggles International Inc.	283	9
	McGrath RentCorp	151	8
	Nordic American Tankers Ltd.	4,142	8
*	SEACOR Holdings Inc.	202	8
*	CBIZ Inc.	417	8
	Tennant Co.	141	8
	Knoll Inc.	412	8
	Landstar System Inc.	83	8
	Primoris Services Corp.	437	8
	US Ecology Inc.	132	8
*	Clean Harbors Inc.	118	8
	Barrett Business Services Inc.	105	8
	Littelfuse Inc.	46	8
*	Kirby Corp.	94	7
*	AECOM	228	7
	Encore Wire Corp.	142	7
*	Sensata Technologies Holding plc	158	7
*	Casella Waste Systems Inc. Class A	174	7
	Sun Hydraulics Corp.	161	7
*	TriMas Corp.	225	6
	GasLog Ltd.	443	6
	ACCO Brands Corp.	855	6
	ICF International Inc.	86	6
	Lincoln Electric Holdings Inc.	82	6
*	CoStar Group Inc.	12	6
	Brink’s Co.	79	6
	Exponent Inc.	102	6
	Hubbell Inc. Class B	49	6
	ESCO Technologies Inc.	75	5
	Badger Meter Inc.	89	5
	Carlisle Cos. Inc.	34	5
*	FARO Technologies Inc.	102	5
	FLIR Systems Inc.	91	4
	Federal Signal Corp.	184	4
*	Astronics Corp.	108	4
*	CAI International Inc.	190	4
	Albany International Corp. Class A	59	4
	Franklin Electric Co. Inc.	92	4
*	Sykes Enterprises Inc.	156	4
*	MasTec Inc.	82	4
*	Covenant Transportation Group Inc. Class A	247	4
	Matson Inc.	107	4
	Moog Inc. Class A	44	4
	AZZ Inc.	86	4
	AGCO Corp.	54	4
*	US Xpress Enterprises Inc. Class A	611	3
	Aircastle Ltd.	170	3
	Kadant Inc.	40	3
	Mobile Mini Inc.	99	3
*	Tidewater Inc.	134	3
*	Conduent Inc.	267	2
			2,782

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
Technology (6.7%)
	TE Connectivity Ltd.	1,200	101
	Amphenol Corp. Class A	1,131	98
	Intuit Inc.	244	60
	Analog Devices Inc.	595	57
	Pegasystems Inc.	748	54
	HP Inc.	2,542	47
*	Silicon Laboratories Inc.	433	40
*	CACI International Inc. Class A	197	40
	CTS Corp.	1,229	32
*	ViaSat Inc.	364	32
*	Ceridian HCM Holding Inc.	593	29
	Science Applications International Corp.	353	27
	Entegris Inc.	768	26
*	Rudolph Technologies Inc.	1,034	24
	AVX Corp.	1,597	24
	Monotype Imaging Holdings Inc.	1,334	22
*	Model N Inc.	1,147	21
	PC Connection Inc.	615	20
*	MobileIron Inc.	3,440	19
*	Workiva Inc.	308	17
	QAD Inc. Class A	355	15
*	Cision Ltd.	1,387	15
*	EPAM Systems Inc.	88	15
*	AXT Inc.	3,598	14
*	Limelight Networks Inc.	4,324	13
	Ubiquiti Networks Inc.	109	13
*	PAR Technology Corp.	453	13
*	RealPage Inc.	217	13
*	Aspen Technology Inc.	108	12
*	Loral Space & Communications Inc.	355	12
*	Perficient Inc.	362	11
*	Endurance International Group Holdings Inc.	2,364	11
	Dolby Laboratories Inc. Class A	166	10
*	Veritone Inc.	1,115	10
*	Tyler Technologies Inc.	45	10
*	Guidewire Software Inc.	93	9
*	PDF Solutions Inc.	751	9
	Park Electrochemical Corp.	569	8
	Monolithic Power Systems Inc.	66	8
*	Calix Inc.	1,243	8
*	Upland Software Inc.	160	7
*	Asure Software Inc.	1,161	7
*	Zix Corp.	821	7
	Blackbaud Inc.	92	7
*	OneSpan Inc.	507	7
	CDW Corp.	71	7
	SS&C Technologies Holdings Inc.	124	7
*	Cargurus Inc.	200	7
*	eGain Corp.	855	7
*	PROS Holdings Inc.	115	7
*	Harmonic Inc.	1,212	6
*	ScanSource Inc.	202	6
*	Arrow Electronics Inc.	85	5
	Presidio Inc.	399	5
*	Mitek Systems Inc.	515	5
*	CEVA Inc.	211	5
	Leidos Holdings Inc.	62	5
*	Internap Corp.	1,749	5
*	A10 Networks Inc.	685	4
	Amdocs Ltd.	68	4
*	Photronics Inc.	487	4
*	Nuance Communications Inc.	227	4
*	Semtech Corp.	95	4
	Avnet Inc.	92	4
*	ePlus Inc.	51	4
	SYNNEX Corp.	41	4
*	Meet Group Inc.	707	3
	Comtech Telecommunications Corp.	123	3
	Cohu Inc.	174	3
	Maxar Technologies Inc.	231	2
			1,174
Utilities (4.6%)
*	T-Mobile US Inc.	1,189	87
	Public Service Enterprise Group Inc.	1,470	86
	Southwest Gas Holdings Inc.	555	47
	American Electric Power Co. Inc.	519	45
	Spire Inc.	527	44
	ALLETE Inc.	429	35
	New Jersey Resources Corp.	718	34
	Avangrid Inc.	664	33
	MDU Resources Group Inc.	1,303	32
	Atmos Energy Corp.	293	30
	Aqua America Inc.	737	29
	Hawaiian Electric Industries Inc.	694	29
	Portland General Electric Co.	511	27
	IDACORP Inc.	264	27

U.S. Liquidity Factor ETF

			Market
			Value•
		Shares	($000)
	Sempra Energy	163	22
	ONE Gas Inc.	244	21
	Exelon Corp.	413	20
	Alliant Energy Corp.	410	20
	j2 Global Inc.	226	19
	Otter Tail Corp.	329	16
	Middlesex Water Co.	239	14
	MGE Energy Inc.	209	14
	Chesapeake Utilities Corp.	144	13
	UGI Corp.	198	10
	ATN International Inc.	167	10
*	United States Cellular Corp.	205	9
	Southern Co.	137	7
	Shenandoah Telecommunications Co.	182	7
*	ORBCOMM Inc.	1,084	7
	Black Hills Corp.	73	6
*	Cincinnati Bell Inc.	581	4
	NextEra Energy Inc.	16	3
	Duke Energy Corp.	33	3
*	NII Holdings Inc.	641	1
			811

Total Common Stocks (Cost $17,648)			17,393
Temporary Cash Investment (0.3%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund, 2.527% (Cost $58)	582	58
Total Investments (99.8%) (Cost $17,706)			17,451

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	1
Receivables for Accrued Income	19
Other Assets[3]	11
Total Other Assets	31
Liabilities
Payables to Vanguard	(1)
Variation Margin Payable—Futures Contracts	(1)
Total Liabilities	(2)
Net Assets (100%)
Applicable to 225,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,480
Net Asset Value Per Share	$77.69

At May 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	17,824
Total Distributable Earnings (Loss)	(344)
Net Assets	17,480

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Cash of $11,000 has been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2019	5		69	(3)

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Statement of Operations

Six Months Ended May 31, 2019
($000)
Investment Income
Income
Dividends	133
Interest[1]	1
Total Income	134
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	6
Marketing and Distribution	—
Custodian Fees	3
Shareholders’ Reports	1
Net Expenses	10
Net Investment Income	124
Realized Net Gain (Loss)
Investment Securities Sold[1]	(109)
Futures Contracts	2
Realized Net Gain (Loss)	(107)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(127)
Futures Contracts	(2)
Change in Unrealized Appreciation (Depreciation)	(129)
Net Increase (Decrease) in Net Assets Resulting from Operations	(112)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Statement of Changes in Net Assets

	Six Months Ended May 31, 2019	February 13, 2018[1] to November 30, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	124	151
Realized Net Gain (Loss)	(107)	(11)
Change in Unrealized Appreciation (Depreciation)	(129)	(129)
Net Increase (Decrease) in Net Assets Resulting from Operations	(112)	11
Distributions
Net Investment Income	(140)	(103)
Realized Capital Gain	—	—
Total Distributions	(140)	(103)
Capital Share Transactions
Issued	2,083	15,741
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	2,083	15,741
Total Increase (Decrease)	1,831	15,649
Net Assets
Beginning of Period	15,649	—
End of Period	17,480	15,649

1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2019	Feb. 13, 2018[1] to Nov. 30, 2018
Net Asset Value, Beginning of Period	$78.25	$75.00
Investment Operations
Net Investment Income[2]	.613	1.010
Net Realized and Unrealized Gain (Loss) on Investments	(.471)	2.834
Total from Investment Operations	.142	3.844
Distributions
Dividends from Net Investment Income	(.702)	(.594)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.702)	(.594)
Net Asset Value, End of Period	$77.69	$78.25

Total Return	0.23%	5.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17	$16
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[3,4]
Ratio of Net Investment Income to Average Net Assets	1.57%	1.58%[4]
Portfolio Turnover Rate	33%	20%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 The ratio of total expenses to average net assets before an expense reduction of 0.02% was 0.15%. The fund incurred higher than anticipated expenses, in which Vanguard voluntarily agreed to assume payment of certain expenses. The fund is not obligated to repay this amount to Vanguard.

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF

Notes to Financial Statements

Vanguard U.S. Liquidity Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended November 30, 2018, and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

U.S. Liquidity Factor ETF

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,000, representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

U.S. Liquidity Factor ETF

D.   As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	17,706
Gross Unrealized Appreciation	1,546
Gross Unrealized Depreciation	(1,804)
Net Unrealized Appreciation (Depreciation)	(258)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses totaling $12,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended May 31, 2019, the fund purchased $4,703,000 of investment securities and sold $2,580,000 of investment securities, other than temporary cash investments.

F.   Capital shares issued and redeemed were:

	Six Months Ended May 31, 2019	February 13, 2018[1] to November 30, 2018
	Shares	Shares
	(000)	(000)
Issued	25	200
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	25	200

1 Inception.

At May 31, 2019, one shareholder was the record or beneficial owner of 49% of the fund’s net assets (the “49% shareholder”). If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.   In July 2019, the net assets of the fund increased to $40 million due to an investment by a subsidiary of Vanguard (the “Vanguard subsidiary”); as a result, the Vanguard subsidiary became the record or beneficial owner of 53% of the fund’s net assets, and the 49% shareholder’s ownership decreased to 23% of the fund’s net assets.

Management has determined that no other events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

U.S. Minimum Volatility ETF

Sector Diversification

As of May 31, 2019

Consumer Discretionary	15.8%
Consumer Staples	11.0
Energy	2.4
Financial Services	30.8
Health Care	9.0
Materials & Processing	3.4
Producer Durables	7.3
Technology	11.1
Utilities	9.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

U.S. Minimum Volatility ETF

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (15.7%)
	Yum! Brands Inc.	5,664	580
	Graham Holdings Co. Class B	838	570
	McDonald’s Corp.	2,874	570
*	AutoZone Inc.	500	514
	Dollar General Corp.	2,729	347
*	Rent-A-Center Inc.	14,509	346
*	Murphy USA Inc.	3,469	278
	New Media Investment Group Inc.	28,774	266
	TJX Cos. Inc.	5,262	265
*	Liberty Media Corp-Liberty Braves Class C	7,025	187
	AMERCO	501	184
*	Madison Square Garden Co. Class A	623	184
*	Bright Horizons Family Solutions Inc.	1,326	182
	Walt Disney Co.	1,134	150
*	Henry Schein Inc.	2,014	130
	Haverty Furniture Cos. Inc.	7,162	125
*	Liberty Media Corp-Liberty Braves Class A	4,454	118
	Cracker Barrel Old Country Store Inc.	708	111
	Cable One Inc.	82	92
	Scholastic Corp.	2,365	78
	Carriage Services Inc. Class A	3,884	71
	Service Corp. International	1,454	64
	Columbia Sportswear Co.	672	63
	Acushnet Holdings Corp.	2,681	63
	Ethan Allen Interiors Inc.	2,799	59
*	Carrols Restaurant Group Inc.	6,143	52
*	Liberty Media Corp-Liberty SiriusXM Class A	1,388	50
	Viad Corp.	569	36
	PriceSmart Inc.	721	35
	VF Corp.	294	24
*	Dollar Tree Inc.	187	19
	Ruth’s Hospitality Group Inc.	774	18
*	Monarch Casino & Resort Inc.	291	12
	Omnicom Group Inc.	145	11
*	Biglari Holdings Inc. Class B	118	11
*	Kontoor Brands Inc.	41	1
			5,866
Consumer Staples (11.0%)
	Hershey Co.	4,397	580
	Procter & Gamble Co.	5,385	554
	Tootsie Roll Industries Inc.	14,184	538
	Colgate-Palmolive Co.	4,665	325
	Keurig Dr Pepper Inc.	11,181	315
	Universal Corp.	5,078	287
	Flowers Foods Inc.	12,080	270
	Coca-Cola Co.	4,389	216
*	Farmer Brothers Co.	10,041	184
	Seaboard Corp.	41	168
	Altria Group Inc.	3,049	150
	Philip Morris International Inc.	1,619	125
	John B Sanfilippo & Son Inc.	1,335	102
	Sysco Corp.	1,080	74
*	USANA Health Sciences Inc.	988	70
	Vector Group Ltd.	6,794	61
	Church & Dwight Co. Inc.	694	52
	Weis Markets Inc.	479	18
			4,089
Energy (2.4%)
	Chevron Corp.	2,561	291
	ONEOK Inc.	3,803	242
	Phillips 66	2,297	186
	Exxon Mobil Corp.	2,037	144
*	Par Pacific Holdings Inc.	1,333	26
			889

U.S. Minimum Volatility ETF

			Market
			Value•
		Shares	($000)
Financial Services (30.6%)
	Equity Commonwealth	17,941	584
	WP Carey Inc.	7,015	582
	Western Union Co.	29,859	579
	Public Storage	2,400	571
	White Mountains Insurance Group Ltd.	577	565
	Equity LifeStyle Properties Inc.	4,306	524
	AGNC Investment Corp.	31,596	518
	TPG RE Finance Trust Inc.	26,157	501
	Sun Communities Inc.	3,626	458
	Oritani Financial Corp.	25,660	411
	Waterstone Financial Inc.	24,474	404
	Capitol Federal Financial Inc.	27,908	371
	Starwood Property Trust Inc.	16,658	367
	Redwood Trust Inc.	22,943	366
	Blackstone Mortgage Trust Inc. Class A	10,173	359
	Annaly Capital Management Inc.	37,251	328
	Cass Information Systems Inc.	7,145	322
	Apollo Commercial Real Estate Finance Inc.	17,248	317
*	Fiserv Inc.	3,400	292
	Alexander’s Inc.	657	242
	Erie Indemnity Co. Class A	1,105	235
	Dynex Capital Inc.	32,048	176
	State Auto Financial Corp.	4,502	154
	Fidelity National Information Services Inc.	1,195	144
	United Fire Group Inc.	2,795	131
	Cherry Hill Mortgage Investment Corp.	7,785	127
	AMERISAFE Inc.	1,927	115
	Easterly Government Properties Inc.	6,074	112
	Marsh & McLennan Cos. Inc.	1,139	109
	AG Mortgage Investment Trust Inc.	7,027	108
	Kearny Financial Corp.	7,160	96
	Brown & Brown Inc.	2,874	91
	MFA Financial Inc.	12,463	88
	Ladder Capital Corp. Class A	5,271	84
	Southern National Bancorp of Virginia Inc.	5,747	79
	PCSB Financial Corp.	3,787	74
	Highwoods Properties Inc.	1,678	74
	Aflac Inc.	1,374	71
	Level One Bancorp Inc.	2,764	64
	PennyMac Mortgage Investment Trust	3,054	64
	Granite Point Mortgage Trust Inc.	3,250	60
	KKR Real Estate Finance Trust Inc.	2,839	56
	HomeTrust Bancshares Inc.	1,829	45
*	Columbia Financial Inc.	2,798	43
	Bank of Hawaii Corp.	560	42
	UDR Inc.	923	41
	CorEnergy Infrastructure Trust Inc.	910	35
	Two Harbors Investment Corp.	2,781	34
	BankFinancial Corp.	2,321	32
	Washington REIT	1,093	29
	Bank of Princeton	1,003	28
	Financial Institutions Inc.	953	26
	FS Bancorp Inc.	519	24
	Old Line Bancshares Inc.	966	24
	Duke Realty Corp.	785	24
	CBTX Inc.	794	22
*	St. Joe Co.	937	15
			11,437
Health Care (8.9%)
	Merck & Co. Inc.	6,845	542
	Johnson & Johnson	3,763	493
	Quest Diagnostics Inc.	3,837	368
	Pfizer Inc.	8,386	348
	National HealthCare Corp.	3,954	307
	Zoetis Inc.	1,776	179
	Atrion Corp.	165	146
	National Research Corp.	2,835	145
	Phibro Animal Health Corp. Class A	4,846	143
*	Laboratory Corp. of America Holdings	828	135
*	Providence Service Corp.	1,574	102
	STERIS plc	662	88
	Universal Health Services Inc. Class B	722	86
	US Physical Therapy Inc.	758	85
*	Myriad Genetics Inc.	2,459	61
*	Elanco Animal Health Inc.	1,751	55
	Eli Lilly & Co.	283	33
	Chemed Corp.	27	9
			3,325

U.S. Minimum Volatility ETF

			Market
			Value•
		Shares	($000)
Materials & Processing (3.4%)
	Royal Gold Inc.	6,783	597
	Newmont Goldcorp Corp.	11,055	366
	Ecolab Inc.	966	178
	International Flavors & Fragrances Inc.	412	56
*	Lawson Products Inc.	1,401	51
	Gold Resource Corp.	5,994	17
*	Masonite International Corp.	267	12
			1,277
Producer Durables (7.2%)
	Republic Services Inc. Class A	6,677	565
	MAXIMUS Inc.	7,665	546
	Genpact Ltd.	7,038	255
	Ship Finance International Ltd.	16,337	202
	Raytheon Co.	1,036	181
	Waste Management Inc.	1,620	177
	AMETEK Inc.	1,934	158
	Kimball International Inc. Class B	8,684	134
*	ExlService Holdings Inc.	2,163	128
	Honeywell International Inc.	527	87
	Hackett Group Inc.	4,858	78
	Northrop Grumman Corp.	194	59
	Paychex Inc.	473	41
	Douglas Dynamics Inc.	678	25
	L3 Technologies Inc.	78	19
	CSW Industrials Inc.	283	18
	Accenture plc Class A	79	14
*	Information Services Group Inc.	2,210	7
			2,694
Technology (11.1%)
	Amdocs Ltd.	10,069	598
	Citrix Systems Inc.	4,778	450
	Motorola Solutions Inc.	2,913	437
	Harris Corp.	1,876	351
	InterDigital Inc.	4,799	305
*	Viavi Solutions Inc.	23,390	282
*	Model N Inc.	14,518	262
*	VeriSign Inc.	938	183
*	F5 Networks Inc.	1,189	157
	Park Electrochemical Corp.	9,656	144
	Cognizant Technology Solutions Corp. Class A	1,950	121
	NIC Inc.	6,440	103
	Juniper Networks Inc.	4,085	100
*	NetScout Systems Inc.	3,972	97
*	EchoStar Corp. Class A	2,132	91
*	Synopsys Inc.	690	80
	ADTRAN Inc.	4,588	72
	Cisco Systems Inc.	1,375	72
*	Black Knight Inc.	1,122	64
*	TechTarget Inc.	2,613	49
	NVE Corp.	666	49
*	ChannelAdvisor Corp.	3,882	36
*	Tucows Inc. Class A	291	17
	CDK Global Inc.	303	15
	Sigma Designs Inc.	8,007	1
			4,136
Utilities (9.2%)
	Verizon Communications Inc.	9,872	536
	NextEra Energy Inc.	2,145	425
	Evergy Inc.	6,718	391
	American Electric Power Co. Inc.	2,959	255
	Southern Co.	4,724	253
	Duke Energy Corp.	2,928	251
	CMS Energy Corp.	3,591	201
	Unitil Corp.	3,307	188
	Xcel Energy Inc.	2,864	164
	Hawaiian Electric Industries Inc.	3,865	161
	Exelon Corp.	3,137	151
	SJW Group	2,198	135
	ALLETE Inc.	1,612	132
	Ameren Corp.	1,260	92
	Consolidated Edison Inc.	438	38
	Public Service Enterprise Group Inc.	597	35
*	Atlantic Power Corp.	9,297	22
			3,430
Total Common Stocks (Cost $35,832)			37,143
Temporary Cash Investment (0.3%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund, 2.527% (Cost $92)	916	91
Total Investments (99.8%) (Cost $35,924)			37,234

U.S. Minimum Volatility ETF

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	2
Receivables for Accrued Income	55
Other Assets[3]	31
Total Other Assets	88
Liabilities
Payables to Vanguard	(2)
Variation Margin Payable—Futures Contracts	(2)
Total Liabilities	(4)
Net Assets (100%)
Applicable to 450,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,318
Net Asset Value Per Share	$82.93

At May 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	36,219
Total Distributable Earnings (Loss)	1,099
Net Assets	37,318

•   See Note A in Notes to Financial Statements.

*     Non-income-producing security.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Cash of $31,000 has been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	1	73	(3)
Micro E-mini S&P 500 Index	June 2019	5	69	(3)
				(6)

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Dividends	439
Interest[1]	1
Total Income	440
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	18
Marketing and Distribution	—
Custodian Fees	1
Shareholders’ Reports	—
Total Expenses	19
Net Investment Income	421
Realized Net Gain (Loss)
Investment Securities Sold[1]	(299)
Futures Contracts	(2)
Realized Net Gain (Loss)	(301)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	914
Futures Contracts	(7)
Change in Unrealized Appreciation (Depreciation)	907
Net Increase (Decrease) in Net Assets Resulting from Operations	1,027

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Statement of Changes in Net Assets

		February 13,
	Six Months Ended	2018[1] to
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	421	314
Realized Net Gain (Loss)	(301)	(91)
Change in Unrealized Appreciation (Depreciation)	907	397
Net Increase (Decrease) in Net Assets Resulting from Operations	1,027	620
Distributions
Net Investment Income	(382)	(166)
Realized Capital Gain	—	—
Total Distributions	(382)	(166)
Capital Share Transactions
Issued	14,209	22,010
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	14,209	22,010
Total Increase (Decrease)	14,854	22,464
Net Assets
Beginning of Period	22,464	—
End of Period	37,318	22,464

1   Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Financial Highlights

	Six Months	Feb. 13,
	Ended	2018[1] to
	May 31,	Nov. 30,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$81.69	$75.00
Investment Operations
Net Investment Income[2]	1.183	1.887
Net Realized and Unrealized Gain (Loss) on Investments	1.294	5.677
Total from Investment Operations	2.477	7.564
Distributions
Dividends from Net Investment Income	(1.237)	(.874)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.237)	(.874)
Net Asset Value, End of Period	$82.93	$81.69

Total Return	3.15%	10.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37	$22
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	2.94%	2.90%[3]
Portfolio Turnover Rate	39%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF

Notes to Financial Statements

Vanguard U.S. Minimum Volatility ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended November 30, 2018, and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

U.S. Minimum Volatility ETF

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the one-month London Interbank Offered Rate, federal funds effective rate or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $2,000, representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

U.S. Minimum Volatility ETF

D.           As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	35,924
Gross Unrealized Appreciation	2,708
Gross Unrealized Depreciation	(1,404)
Net Unrealized Appreciation (Depreciation)	1,304

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses totaling $90,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.           During the six months ended May 31, 2019, the fund purchased $19,883,000 of investment securities and sold $5,664,000 of investment securities, other than temporary cash investments.

F.            Capital shares issued and redeemed were:

	Six Months Ended	February 13, 2018[1] to
	May 31, 2019	November 30, 2018
	Shares	Shares
	(000)	(000)
Issued	175	275
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	175	275

1   Inception.

G.          Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

U.S. Momentum Factor ETF

Sector Diversification

As of May 31, 2019

Consumer Discretionary	15.4%
Consumer Staples	6.3
Energy	2.0
Financial Services	20.7
Health Care	15.5
Materials & Processing	2.2
Producer Durables	8.7
Technology	20.1
Utilities	9.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

U.S. Momentum Factor ETF

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (15.3%)
	Dollar General Corp.	1,327	169
	Starbucks Corp.	2,212	168
	McDonald’s Corp.	744	147
	NIKE Inc. Class B	1,883	145
	Comcast Corp. Class A	3,364	138
*	Etsy Inc.	1,947	121
*	Charter Communications Inc. Class A	300	113
	Lowe’s Cos. Inc.	1,191	111
	Yum! Brands Inc.	1,058	108
*	Fox Factory Holding Corp.	1,423	95
	Costco Wholesale Corp.	387	93
	Ross Stores Inc.	966	90
	Advance Auto Parts Inc.	568	88
*	Ulta Beauty Inc.	255	85
*	Meritor Inc.	3,662	74
*	Trade Desk Inc. Class A	371	74
	World Wrestling Entertainment Inc. Class A	1,000	73
*	Discovery Communications Inc. Class A	2,632	72
*	Wayfair Inc.	483	70
*	Five Below Inc.	529	68
	New York Times Co. Class A	2,048	65
	Estee Lauder Cos. Inc. Class A	398	64
*	Roku Inc.	651	59
*	Chegg Inc.	1,528	57
*	Helen of Troy Ltd.	424	57
	Dine Brands Global Inc.	596	56
	Columbia Sportswear Co.	595	56
*	Planet Fitness Inc. Class A	712	54
*	MercadoLibre Inc.	95	54
*	Carvana Co. Class A	932	54
*	Deckers Outdoor Corp.	345	52
*	Chipotle Mexican Grill Inc. Class A	79	52
*	Rent-A-Center Inc.	2,118	51
*	Under Armour Inc. Class A	2,138	49
*	O’Reilly Automotive Inc.	128	48
	Nexstar Media Group Inc. Class A	468	47
*	Lululemon Athletica Inc.	282	47
	Garmin Ltd.	609	47
*	Rosetta Stone Inc.	1,800	44
*	America’s Car-Mart Inc.	495	43
*	K12 Inc.	1,380	42
	Cable One Inc.	37	41
	Inter Parfums Inc.	605	39
*	Boot Barn Holdings Inc.	1,437	38
*	RH	435	37
	MDC Holdings Inc.	1,171	37
	Strategic Education Inc.	209	37
*	AutoZone Inc.	35	36
*	Live Nation Entertainment Inc.	580	35
*	Madison Square Garden Co. Class A	117	35
*	Crocs Inc.	1,763	34
*	Bright Horizons Family Solutions Inc.	244	33
	Pool Corp.	186	33
*	Revlon Inc. Class A	1,554	33
	Dave & Buster’s Entertainment Inc.	652	32
*	Funko Inc. Class A	1,542	32
*	Netflix Inc.	93	32
*	Genesco Inc.	709	32
*	Burlington Stores Inc.	203	32
	Foot Locker Inc.	801	32
*	1-800-Flowers.com Inc. Class A	1,689	31
*	El Pollo Loco Holdings Inc.	2,904	30
*	SeaWorld Entertainment Inc.	934	30
*	Fitbit Inc. Class A	6,406	30

U.S. Momentum Factor ETF

			Market
			Value•
		Shares	($000)
	Wingstop Inc.	364	29
*	Ollie’s Bargain Outlet Holdings Inc.	290	29
	Barnes & Noble Inc.	6,481	28
*	Houghton Mifflin Harcourt Co.	4,994	28
*	ServiceMaster Global Holdings Inc.	521	28
*	Gray Television Inc.	1,570	27
	National CineMedia Inc.	4,015	26
	EW Scripps Co. Class A	1,723	26
*	Liberty Media Corp-Liberty Braves	983	26
	Tractor Supply Co.	253	25
*	Dorman Products Inc.	304	25
	Sinclair Broadcast Group Inc. Class A	455	24
	Monro Inc.	294	23
*	Eldorado Resorts Inc.	473	23
*	Liberty TripAdvisor Holdings Inc. Class A	2,143	23
*	Tempur Sealy International Inc.	345	22
*	GoPro Inc. Class A	3,440	22
	Standard Motor Products Inc.	509	22
*	Shake Shack Inc. Class A	344	21
	Acushnet Holdings Corp.	897	21
	Shoe Carnival Inc.	799	21
*	Career Education Corp.	1,071	20
*	Denny’s Corp.	999	20
*	Stoneridge Inc.	748	19
	Office Depot Inc.	9,835	19
*	Gentherm Inc.	498	19
*	MSG Networks Inc.	857	18
	Darden Restaurants Inc.	152	18
*	Habit Restaurants Inc. Class A	1,684	17
	Cooper Tire & Rubber Co.	604	17
	National Presto Industries Inc.	165	16
*	Sleep Number Corp.	446	16
	Brinker International Inc.	407	15
*	Sally Beauty Holdings Inc.	946	14
	Gannett Co. Inc.	1,657	13
	Marcus Corp.	286	10
	J. Jill Inc.	5,879	9
*	Regis Corp.	429	8
			4,768
Consumer Staples (6.3%)
	Keurig Dr Pepper Inc.	9,212	260
	Procter & Gamble Co.	2,412	248
	Kimberly-Clark Corp.	1,283	164
	Mondelez International Inc. Class A	2,943	150
	PepsiCo Inc.	1,151	147
	Lancaster Colony Corp.	541	78
	Hershey Co.	523	69
	Tootsie Roll Industries Inc.	1,607	61
	Turning Point Brands Inc.	1,179	58
	Clorox Co.	350	52
	McCormick & Co. Inc.	316	49
	Church & Dwight Co. Inc.	646	48
	Coca-Cola Consolidated Inc.	154	47
	General Mills Inc.	914	45
	Core-Mark Holding Co. Inc.	1,225	45
*	Freshpet Inc.	939	44
	Coca-Cola European Partners plc	709	39
*	Post Holdings Inc.	364	38
	John B Sanfilippo & Son Inc.	499	38
	WD-40 Co.	244	38
*	Simply Good Foods Co.	1,359	29
*	Boston Beer Co. Inc. Class A	88	28
*	TreeHouse Foods Inc.	516	27
*	Chefs’ Warehouse Inc.	827	26
*	Primo Water Corp.	1,911	22
*	Pyxus International Inc.	1,109	20
*	Performance Food Group Co.	461	18
	Sanderson Farms Inc.	126	17
	Medifast Inc.	129	17
*	Natural Grocers by Vitamin Cottage Inc.	1,498	16
	Casey’s General Stores Inc.	115	15
			1,953
Energy (2.0%)
	Kinder Morgan Inc.	7,392	148
*	Enphase Energy Inc.	5,349	81
*	Sunrun Inc.	4,812	75
*	TPI Composites Inc.	2,413	50
*	Vivint Solar Inc.	7,114	47
	CVR Energy Inc.	992	42
	Warrior Met Coal Inc.	1,622	42
	TerraForm Power Inc. Class A	3,015	41
*	Renewable Energy Group Inc.	1,964	31
*	Matrix Service Co.	1,457	26
*	ProPetro Holding Corp.	943	18
*	Cactus Inc. Class A	555	18
			619

U.S. Momentum Factor ETF

			Market
			Value•
		Shares	($000)
Financial Services (20.6%)
	American Tower Corp.	1,550	324
	Mastercard Inc. Class A	1,167	294
	Progressive Corp.	2,726	216
	Crown Castle International Corp.	1,512	197
	Erie Indemnity Co. Class A	914	194
	Aon plc	940	169
*	PayPal Holdings Inc.	1,406	154
	Sun Communities Inc.	1,193	151
	PS Business Parks Inc.	839	135
	Equity LifeStyle Properties Inc.	1,044	127
	Equity Residential	1,628	125
	Realty Income Corp.	1,716	120
	Getty Realty Corp.	3,561	110
	Welltower Inc.	1,280	104
	Visa Inc. Class A	634	102
	WP Carey Inc.	1,217	101
	EPR Properties	1,271	99
	Apartment Investment & Management Co.	1,872	94
	JBG SMITH Properties	2,309	91
	Agree Realty Corp.	1,300	87
	Americold Realty Trust	2,597	81
*	Euronet Worldwide Inc.	506	78
*	Fiserv Inc.	906	78
	STORE Capital Corp.	2,251	77
	HCP Inc.	2,389	76
*	LendingTree Inc.	199	75
	National Retail Properties Inc.	1,353	72
	Innovative Industrial Properties Inc.	852	72
	VEREIT Inc.	7,752	69
	Safety Insurance Group Inc.	737	67
	Essex Property Trust Inc.	228	67
	Omega Healthcare Investors Inc.	1,853	66
	UDR Inc.	1,368	61
	NexPoint Residential Trust Inc.	1,509	60
	CareTrust REIT Inc.	2,473	60
	American Assets Trust Inc.	1,309	59
	American Campus Communities Inc.	1,202	56
	EVERTEC Inc.	1,906	55
	MSCI Inc. Class A	248	55
	Medical Properties Trust Inc.	3,066	55
	Prologis Inc.	727	54
	AMERISAFE Inc.	892	53
*	Fair Isaac Corp.	175	52
	Jernigan Capital Inc.	2,432	51
*	SBA Communications Corp. Class A	237	51
	Investors Real Estate Trust	885	51
	Aflac Inc.	971	50
	Arthur J Gallagher & Co.	579	49
	Mid-America Apartment Communities Inc.	425	49
	Armada Hoffler Properties Inc.	2,866	47
	Community Healthcare Trust Inc.	1,202	47
*	eHealth Inc.	666	47
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,780	46
	NorthStar Realty Europe Corp.	2,748	45
	Morningstar Inc.	323	45
	Extra Space Storage Inc.	418	45
	Gladstone Commercial Corp.	2,111	44
	Santander Consumer USA Holdings Inc.	1,985	44
	Independence Realty Trust Inc.	4,019	44
*	Square Inc.	712	44
	Brown & Brown Inc.	1,366	43
	Whitestone REIT	3,279	42
	Assured Guaranty Ltd.	881	36
	Kemper Corp.	393	33
	TFS Financial Corp.	1,816	31
	Braemar Hotels & Resorts Inc.	2,928	31
	Gaming and Leisure Properties Inc.	773	31
	Rexford Industrial Realty Inc.	757	29
	Chatham Lodging Trust	1,454	28
	CBTX Inc.	994	27
	Argo Group International Holdings Ltd.	384	27
	Capitol Federal Financial Inc.	1,989	26
	Lexington Realty Trust	2,877	26
*	Credit Acceptance Corp.	57	26
	Physicians Realty Trust	1,350	25
	Mack-Cali Realty Corp.	1,086	25
	HCI Group Inc.	597	24
	OFG Bancorp	1,256	24
	UMH Properties Inc.	1,737	23
	Primerica Inc.	197	23

U.S. Momentum Factor ETF

			Market
			Value•
		Shares	($000)
	Terreno Realty Corp.	492	23
	EastGroup Properties Inc.	201	22
	QTS Realty Trust Inc. Class A	482	22
	Kite Realty Group Trust	1,431	22
	STAG Industrial Inc.	726	21
*	NMI Holdings Inc. Class A	763	21
	Healthcare Realty Trust Inc.	635	20
	Healthcare Trust of America Inc. Class A	706	20
	LTC Properties Inc.	453	20
	National Health Investors Inc.	258	20
	LPL Financial Holdings Inc.	250	20
	Universal Health Realty Income Trust	243	20
	Kimco Realty Corp.	1,143	20
	First BanCorp	1,996	20
	Retail Properties of America Inc.	1,613	19
*	Everi Holdings Inc.	1,694	19
	Outfront Media Inc.	750	18
	RLI Corp.	214	18
	American Express Co.	157	18
	Park Hotels & Resorts Inc.	644	18
	Selective Insurance Group Inc.	243	17
	Brixmor Property Group Inc.	1,003	17
	SITE Centers Corp.	1,335	17
	Spirit Realty Capital Inc.	381	16
	RPT Realty	1,291	16
	City Office REIT Inc.	1,267	15
*	World Acceptance Corp.	110	15
	National Storage Affiliates Trust	470	14
	Preferred Apartment Communities Inc. Class A	732	12
	Global Net Lease Inc.	441	8
			6,419
Health Care (15.4%)
*	Edwards Lifesciences Corp.	1,993	340
	Eli Lilly & Co.	2,656	308
	Abbott Laboratories	3,132	238
	Merck & Co. Inc.	2,986	237
	Danaher Corp.	1,059	140
*	Molina Healthcare Inc.	910	129
*	NanoString Technologies Inc.	4,072	116
	Thermo Fisher Scientific Inc.	399	107
*	R1 RCM Inc.	8,160	96
*	Exact Sciences Corp.	896	93
	Bio-Techne Corp.	464	92
	Zoetis Inc.	882	89
*	Ra Pharmaceuticals Inc.	4,029	87
*	Mirati Therapeutics Inc.	1,271	86
*	Horizon Therapeutics plc	3,538	84
*	Novocure Ltd.	1,564	83
*	Codexis Inc.	4,479	81
*	Glaukos Corp.	1,190	77
*	DexCom Inc.	576	70
*	Seattle Genetics Inc.	1,056	69
*	Ionis Pharmaceuticals Inc.	1,046	69
*	Cara Therapeutics Inc.	3,148	65
*	Tandem Diabetes Care Inc.	937	64
*	Array BioPharma Inc.	2,335	62
*	Arrowhead Pharmaceuticals Inc.	2,501	59
*	Sarepta Therapeutics Inc.	510	58
*	HMS Holdings Corp.	1,842	56
*	CareDx Inc.	1,740	55
*	NeoGenomics Inc.	2,432	53
*	Veracyte Inc.	2,269	51
	Ensign Group Inc.	965	51
*	Veeva Systems Inc. Class A	332	51
	US Physical Therapy Inc.	431	48
*	LHC Group Inc.	424	48
*	ACADIA Pharmaceuticals Inc.	1,898	46
*	Masimo Corp.	344	45
*	Biohaven Pharmaceutical Holding Co. Ltd.	790	45
*	Omnicell Inc.	559	44
	Atrion Corp.	50	44
*	Fluidigm Corp.	3,218	42
*	STAAR Surgical Co.	1,794	42
*	Reata Pharmaceuticals Inc. Class A	487	42
*	Fate Therapeutics Inc.	2,151	42
*	Vericel Corp.	2,604	41
*	Dermira Inc.	4,185	39
*	Cardiovascular Systems Inc.	977	38
*	Corbus Pharmaceuticals Holdings Inc.	5,054	35
*	Invitae Corp.	1,975	34
	STERIS plc	252	34

U.S. Momentum Factor ETF

			Market
			Value•
		Shares	($000)
*	AtriCure Inc.	1,142	33
*	Arena Pharmaceuticals Inc.	604	32
*	Lantheus Holdings Inc.	1,329	32
	Bruker Corp.	755	32
*	BioCryst Pharmaceuticals Inc.	8,600	30
*	Antares Pharma Inc.	10,737	30
*	Insmed Inc.	1,171	28
*	Homology Medicines Inc.	1,390	28
*	NextGen Healthcare Inc.	1,443	28
*	Genomic Health Inc.	530	28
*	Catalyst Pharmaceuticals Inc.	7,866	28
*	Addus HomeCare Corp.	399	27
*	Charles River Laboratories International Inc.	216	27
*	Incyte Corp.	334	26
*	Evolus Inc.	1,927	26
*	CryoLife Inc.	899	26
*	BioTelemetry Inc.	481	23
*	Cytokinetics Inc.	2,201	23
*	Integer Holdings Corp.	323	23
*	Repligen Corp.	304	21
*	Amedisys Inc.	186	21
*	IQVIA Holdings Inc.	149	20
*	Viking Therapeutics Inc.	2,615	20
*	Global Blood Therapeutics Inc.	323	20
*	Medpace Holdings Inc.	350	19
*	Intercept Pharmaceuticals Inc.	210	17
*	Denali Therapeutics Inc.	880	17
*	PTC Therapeutics Inc.	410	16
	National HealthCare Corp.	191	15
*	PDL BioPharma Inc.	5,048	14
*	iRadimed Corp.	639	13
*	Acceleron Pharma Inc.	303	12
*	Natera Inc.	442	10
*	ArQule Inc.	1,381	10
*	Endo International plc	1,657	8
*	Merit Medical Systems Inc.	154	8
			4,816
Materials & Processing (2.2%)
	Ecolab Inc.	941	173
	Air Products & Chemicals Inc.	445	91
*	Ingevity Corp.	982	86
	DMC Global Inc.	778	53
	Ball Corp.	673	41
	Sonoco Products Co.	638	39
	Cleveland-Cliffs Inc.	4,244	37
	Quaker Chemical Corp.	173	31
	Armstrong World Industries Inc.	332	29
*	Trex Co. Inc.	443	27
	Ingersoll-Rand plc	207	25
	Innospec Inc.	259	21
	Domtar Corp.	357	15
	Mueller Industries Inc.	550	15
*	Verso Corp.	705	12
			695
Producer Durables (8.6%)
	Union Pacific Corp.	1,023	171
	Norfolk Southern Corp.	868	169
	Automatic Data Processing Inc.	1,037	166
	Waste Management Inc.	1,301	142
	CSX Corp.	1,596	119
	Roper Technologies Inc.	337	116
	Booz Allen Hamilton Holding Corp. Class A	1,680	106
*	Zebra Technologies Corp.	572	98
*	TransDigm Group Inc.	222	98
	Verisk Analytics Inc. Class A	634	89
	HEICO Corp.	712	87
	Woodward Inc.	670	73
*	Keysight Technologies Inc.	859	65
*	Chart Industries Inc.	804	62
	Republic Services Inc. Class A	694	59
*	Spirit Airlines Inc.	1,249	58
*	Kratos Defense & Security Solutions Inc.	2,517	55
	Mesa Laboratories Inc.	216	54
*	Copart Inc.	733	52
*	Plug Power Inc.	19,717	50
*	CoStar Group Inc.	90	46
*	Paylocity Holding Corp.	454	46
*	Teledyne Technologies Inc.	179	42
	Cintas Corp.	190	42
*	Casella Waste Systems Inc. Class A	1,038	40
	Insperity Inc.	298	34
*	Aerojet Rocketdyne Holdings Inc.	841	32
*	Frontline Ltd.	3,911	31
*	FTI Consulting Inc.	365	31
	Franklin Electric Co. Inc.	689	30
*	Clean Harbors Inc.	444	28
	Xerox Corp.	888	27
	Exponent Inc.	447	25
	Kforce Inc.	659	23

U.S. Momentum Factor ETF

			Market
			Value•
		Shares	($000)
*	OSI Systems Inc.	207	21
	DHT Holdings Inc.	3,836	21
*	TriNet Group Inc.	333	21
*	Sterling Construction Co. Inc.	1,744	21
	CSW Industrials Inc.	307	20
	Argan Inc.	427	20
	McGrath RentCorp	343	19
	ICF International Inc.	260	19
	Steelcase Inc. Class A	1,163	19
*	Huron Consulting Group Inc.	362	18
	Heidrick & Struggles International Inc.	579	18
	Moog Inc. Class A	202	17
	Badger Meter Inc.	312	16
	Forward Air Corp.	276	15
*	Vishay Precision Group Inc.	409	15
	ITT Inc.	216	12
*	CryoPort Inc.	678	11
*	Middleby Corp.	53	7
*	Aerovironment Inc.	106	7
			2,683
Technology (20.0%)
*	ServiceNow Inc.	1,485	389
	Intuit Inc.	1,270	311
*	salesforce.com Inc.	1,619	245
	Broadcom Inc.	783	197
	QUALCOMM Inc.	2,592	173
	Cisco Systems Inc.	2,950	153
*	Autodesk Inc.	773	124
*	Rapid7 Inc.	2,313	121
*	LiveRamp Holdings Inc.	2,248	115
*	Advanced Micro Devices Inc.	4,130	113
	Microsoft Corp.	897	111
*	Okta Inc.	900	102
	Analog Devices Inc.	1,021	99
*	Adobe Inc.	334	90
*	Aspen Technology Inc.	789	90
*	Coupa Software Inc.	820	90
*	Palo Alto Networks Inc.	445	89
*	Five9 Inc.	1,722	88
*	Workiva Inc.	1,508	84
*	Atlassian Corp. plc Class A	651	82
	Universal Display Corp.	555	82
*	SPS Commerce Inc.	742	76
*	HubSpot Inc.	434	75
*	Arista Networks Inc.	307	75
*	RingCentral Inc. Class A	602	72
*	Cadence Design Systems Inc.	1,121	71
*	Twilio Inc. Class A	531	70
*	FormFactor Inc.	4,808	69
*	LivePerson Inc.	2,396	67
*	Rogers Corp.	475	66
	VMware Inc. Class A	364	64
*	Cree Inc.	1,162	64
*	Zscaler Inc.	916	63
*	Paycom Software Inc.	290	61
	Xilinx Inc.	588	60
	Ubiquiti Networks Inc.	490	59
*	MaxLinear Inc.	2,696	57
*	PAR Technology Corp.	2,011	56
*	Photronics Inc.	6,838	55
*	IAC/InterActiveCorp	247	55
*	Zendesk Inc.	637	54
*	Splunk Inc.	429	49
*	Ciena Corp.	1,394	49
*	Lattice Semiconductor Corp.	3,725	48
*	Fortinet Inc.	642	46
*	Zynga Inc. Class A	7,221	45
*	New Relic Inc.	445	45
*	EPAM Systems Inc.	251	43
*	GoDaddy Inc. Class A	581	43
*	Appfolio Inc.	447	43
	Motorola Solutions Inc.	281	42
*	VeriSign Inc.	214	42
	Match Group Inc.	597	41
*	CACI International Inc. Class A	201	41
*	Altair Engineering Inc. Class A	1,033	39
*	PROS Holdings Inc.	694	39
	PC Connection Inc.	1,191	38
*	Alteryx Inc. Class A	429	37
*	Fabrinet	843	36
*	Glu Mobile Inc.	4,403	35
*	Insight Enterprises Inc.	680	35
*	Tech Data Corp.	383	35
*	Workday Inc. Class A	170	35
*	Tableau Software Inc. Class A	308	35
*	SecureWorks Corp. Class A	2,366	35
*	Diebold Nixdorf Inc.	4,020	34
*	Mercury Systems Inc.	495	34
	SS&C Technologies Holdings Inc.	610	34
*	Mitek Systems Inc.	3,328	34
*	Ceridian HCM Holding Inc.	682	34
*	Meet Group Inc.	8,469	33
	Park Electrochemical Corp.	2,155	32

U.S. Momentum Factor ETF

			Market
			Value•
		Shares	($000)
*	iRobot Corp.	364	32
*	Inphi Corp.	704	31
*	ANSYS Inc.	172	31
*	Novanta Inc.	384	31
*	Everbridge Inc.	384	30
*	Inovalon Holdings Inc. Class A	2,173	30
*	SailPoint Technologies Holding Inc.	1,701	30
*	Acacia Communications Inc.	630	29
*	Upland Software Inc.	623	29
*	Semtech Corp.	694	28
*	Alarm.com Holdings Inc.	467	27
*	Stratasys Ltd.	1,217	27
*	Guidewire Software Inc.	264	27
*	Harmonic Inc.	4,903	26
*	PDF Solutions Inc.	1,992	24
*	Impinj Inc.	975	24
*	Q2 Holdings Inc.	325	24
*	Qualys Inc.	268	24
*	Benefitfocus Inc.	825	23
	Brooks Automation Inc.	626	22
*	eGain Corp.	2,732	21
*	Blackline Inc.	384	20
*	Yext Inc.	986	18
*	Vocera Communications Inc.	558	18
	CDW Corp.	183	18
	Xperi Corp.	838	18
*	Viavi Solutions Inc.	1,428	17
*	ForeScout Technologies Inc.	535	17
*	Sanmina Corp.	612	16
*	Pluralsight Inc. Class A	480	15
*	Calix Inc.	2,452	15
*	Diodes Inc.	474	15
*	Tucows Inc. Class A	230	14
*	Envestnet Inc.	148	10
*	ShotSpotter Inc.	174	8
			6,237
Utilities (9.0%)
	American Electric Power Co. Inc.	3,884	335
	Exelon Corp.	5,009	241
	NextEra Energy Inc.	1,003	199
	American Water Works Co. Inc.	1,380	156
	Dominion Energy Inc.	1,857	140
	Ameren Corp.	1,734	127
	Southern Co.	2,377	127
	Duke Energy Corp.	1,328	114
	DTE Energy Co.	847	106
	ONE Gas Inc.	1,027	90
	American States Water Co.	1,059	77
	Sempra Energy	569	75
*	T-Mobile US Inc.	956	70
	Eversource Energy	896	66
	AES Corp.	4,185	66
*	Iridium Communications Inc.	2,972	64
	Black Hills Corp.	725	55
	NorthWestern Corp.	772	55
	CMS Energy Corp.	976	55
	Atmos Energy Corp.	471	48
	OGE Energy Corp.	1,113	46
	Spire Inc.	533	44
	California Water Service Group	886	44
	Vistra Energy Corp.	1,745	41
	NRG Energy Inc.	1,183	40
	Otter Tail Corp.	808	40
	CenterPoint Energy Inc.	1,069	30
	MGE Energy Inc.	441	29
	Chesapeake Utilities Corp.	302	27
	Pattern Energy Group Inc. Class A	1,282	27
*	8x8 Inc.	1,074	26
	Middlesex Water Co.	431	26
	Entergy Corp.	261	25
	Portland General Electric Co.	350	19
	Shenandoah Telecommunications Co.	459	18
	FirstEnergy Corp.	439	18
*	United States Cellular Corp.	378	16
	New Jersey Resources Corp.	308	15
*	Intelsat SA	361	7
			2,804
Total Common Stocks (Cost $28,157)			30,994
Temporary Cash Investment (0.5%)[1]
Money Market Fund (0.5%)
2	Vanguard Market Liquidity Fund, 2.527% (Cost $164)	1,643	164
Total Investments (99.9%) (Cost $28,321)			31,158

U.S. Momentum Factor ETF

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	2
Receivables for Accrued Income	34
Other Assets[3]	9
Total Other Assets	45
Liabilities
Payables to Vanguard	(2)
Variation Margin Payable—Futures Contracts	(3)
Total Liabilities	(5)
Net Assets (100%)
Applicable to 400,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,198
Net Asset Value Per Share	$77.99

At May 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	32,326
Total Distributable Earnings (Loss)	(1,128)
Net Assets	31,198

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Cash of $9,000 has been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2019	8		110	(2)
E-mini Russell 2000 Index	June 2019	1		73	(3)
					(5)

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Dividends	235
Interest[1]	2
Total Income	237
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	17
Marketing and Distribution	—
Custodian Fees	3
Shareholders’ Reports	2
Total Expenses	22
Net Investment Income	215
Realized Net Gain (Loss)
Investment Securities Sold[1]	(3,135)
Futures Contracts	(11)
Realized Net Gain (Loss)	(3,146)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,599
Futures Contracts	4
Change in Unrealized Appreciation (Depreciation)	3,603
Net Increase (Decrease) in Net Assets Resulting from Operations	672

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Statement of Changes in Net Assets

		February 13,
	Six Months Ended	2018[1] to
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	215	134
Realized Net Gain (Loss)	(3,146)	(906)
Change in Unrealized Appreciation (Depreciation)	3,603	(771)
Net Increase (Decrease) in Net Assets Resulting from Operations	672	(1,543)
Distributions
Net Investment Income	(167)	(90)
Realized Capital Gain	—	—
Total Distributions	(167)	(90)
Capital Share Transactions
Issued	1,985	34,243
Issued in Lieu of Cash Distributions	—	—
Redeemed	(3,902)	—
Net Increase (Decrease) from Capital Share Transactions	(1,917)	34,243
Total Increase (Decrease)	(1,412)	32,610
Net Assets
Beginning of Period	32,610	—
End of Period	31,198	32,610

1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Financial Highlights

	Six Months	Feb. 13,
	Ended	2018[1] to
	May 31,	Nov. 30,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$76.73	$75.00
Investment Operations
Net Investment Income[2]	.494	.538
Net Realized and Unrealized Gain (Loss) on Investments	1.147	1.489
Total from Investment Operations	1.641	2.027
Distributions
Dividends from Net Investment Income	(.381)	(.297)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.381)	(.297)
Net Asset Value, End of Period	$77.99	$76.73

Total Return	2.17%	2.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31	$33
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	1.26%	0.83%[3]
Portfolio Turnover Rate	142%	53%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF

Notes to Financial Statements

Vanguard U.S. Momentum Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended November 30, 2018, and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

U.S. Momentum Factor ETF

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $2,000, representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

U.S. Momentum Factor ETF

D.           As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	28,321
Gross Unrealized Appreciation	3,866
Gross Unrealized Depreciation	(1,034)
Net Unrealized Appreciation (Depreciation)	2,832

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses totaling $915,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carry-forward balance above.

E.           During the six months ended May 31, 2019, the fund purchased $23,310,000 of investment securities and sold $25,187,000 of investment securities, other than temporary cash investments.

F.            Capital shares issued and redeemed were:

	Six Months Ended	February 13, 2018[1] to
	May 31, 2019	November 30, 2018
	Shares	Shares
	(000)	(000)
Issued	25	425
Issued in Lieu of Cash Distributions	—	—
Redeemed	(50)	—
Net Increase (Decrease) in Shares Outstanding	(25)	425

1   Inception.

At May 31, 2019, one shareholder was the record or beneficial owner of 33% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.          Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

U.S. Multifactor ETF

Sector Diversification

As of May 31, 2019

Consumer Discretionary	23.1%
Consumer Staples	5.9
Energy	4.2
Financial Services	17.7
Health Care	11.8
Materials & Processing	4.7
Other	0.3
Producer Durables	14.1
Technology	10.8
Utilities	7.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

U.S. Multifactor ETF

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (23.0%)
	Starbucks Corp.	9,547	726
	Ross Stores Inc.	7,222	672
	Target Corp.	7,963	641
	Dollar General Corp.	4,735	603
	NIKE Inc. Class B	7,812	603
	Walmart Inc.	5,804	589
	TJX Cos. Inc.	11,322	569
	General Motors Co.	12,114	404
	eBay Inc.	11,137	400
	Lowe’s Cos. Inc.	4,233	395
	Estee Lauder Cos. Inc. Class A	2,319	373
*	AutoZone Inc.	260	267
	Viacom Inc. Class B	8,845	257
	Expedia Group Inc.	2,231	257
	Advance Auto Parts Inc.	1,608	249
*	American Axle & Manufacturing Holdings Inc.	24,094	244
	Dick’s Sporting Goods Inc.	6,951	240
*	Rent-A-Center Inc.	9,705	232
	Columbia Sportswear Co.	2,460	231
	La-Z-Boy Inc.	7,078	228
*	Ulta Beauty Inc.	655	218
	Thor Industries Inc.	3,860	199
*	Stoneridge Inc.	7,648	199
	Comcast Corp. Class A	4,774	196
	Tractor Supply Co.	1,925	194
	Lear Corp.	1,629	194
	Dana Inc.	13,186	192
*	Urban Outfitters Inc.	8,441	190
	Kohl’s Corp.	3,646	180
*	Genesco Inc.	3,884	175
	American Eagle Outfitters Inc.	10,027	174
*	K12 Inc.	5,666	173
*	Zumiez Inc.	8,738	173
	Autoliv Inc.	2,758	170
	Costco Wholesale Corp.	665	159
	Williams-Sonoma Inc.	2,673	156
	Steven Madden Ltd.	5,154	156
	Dillard’s Inc. Class A	2,506	142
	National Presto Industries Inc.	1,395	137
	Macy’s Inc.	6,315	130
*	TripAdvisor Inc.	3,072	130
	Ethan Allen Interiors Inc.	5,983	127
	Gentex Corp.	5,835	125
	Dine Brands Global Inc.	1,314	124
	Whirlpool Corp.	1,071	123
*	MSG Networks Inc.	5,779	122
	Tilly’s Inc. Class A	14,106	110
	LCI Industries	1,314	109
	Nordstrom Inc.	3,462	108
*	Hibbett Sports Inc.	4,805	106
	Nexstar Media Group Inc. Class A	1,058	106
	Sinclair Broadcast Group Inc. Class A	1,964	105
	Cable One Inc.	93	104
*	1-800-Flowers.com Inc. Class A	5,688	104
	Gap Inc.	5,554	104
	Cato Corp. Class A	8,341	103
	Buckle Inc.	6,784	102
	Darden Restaurants Inc.	872	101
	Johnson Outdoors Inc. Class A	1,367	101
	Cooper Tire & Rubber Co.	3,658	101
*	Sally Beauty Holdings Inc.	6,580	100
*	Capri Holdings Ltd.	3,064	100
*	Lululemon Athletica Inc.	595	99
	Designer Brands Inc. Class A	5,341	97
	Garmin Ltd.	1,244	95
*	Skechers U.S.A. Inc. Class A	3,361	94
	Winnebago Industries Inc.	2,854	92
*	Helen of Troy Ltd.	685	92

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
	Yum China Holdings Inc.	2,263	91
*	Career Education Corp.	4,576	86
*	Deckers Outdoor Corp.	555	84
*	Burlington Stores Inc.	533	83
*	Meritor Inc.	4,130	83
	Gannett Co. Inc.	10,581	83
	Cracker Barrel Old Country Store Inc.	516	81
	New York Times Co. Class A	2,484	79
	Aaron’s Inc.	1,455	78
	Scholastic Corp.	2,341	77
*	Gray Television Inc.	4,463	77
*	Discovery Communications Inc. Class A	2,820	77
	Dave & Buster’s Entertainment Inc.	1,524	76
	Brinker International Inc.	2,008	75
	Standard Motor Products Inc.	1,771	75
*	Habit Restaurants Inc. Class A	7,354	75
	Bed Bath & Beyond Inc.	5,445	69
*	Gentherm Inc.	1,842	69
*	WideOpenWest Inc.	9,096	68
	Inter Parfums Inc.	1,031	67
	Ralph Lauren Corp. Class A	630	66
	Cheesecake Factory Inc.	1,527	66
	World Wrestling Entertainment Inc. Class A	901	66
	Chico’s FAS Inc.	19,253	65
	Citi Trends Inc.	4,708	64
	EW Scripps Co. Class A	4,218	64
*	Tempur Sealy International Inc.	1,005	64
	Foot Locker Inc.	1,573	62
	Oxford Industries Inc.	831	59
*	Fox Factory Holding Corp.	871	58
*	Dorman Products Inc.	706	58
	Graham Holdings Co. Class B	83	56
	PulteGroup Inc.	1,805	56
	Ruth’s Hospitality Group Inc.	2,416	55
*	MarineMax Inc.	3,419	53
	BJ’s Restaurants Inc.	1,264	53
	Acushnet Holdings Corp.	2,230	52
	Best Buy Co. Inc.	821	51
*	Crocs Inc.	2,613	50
	Abercrombie & Fitch Co.	2,910	50
	Jack in the Box Inc.	595	50
	TEGNA Inc.	3,240	49
*	Hudson Ltd. Class A	3,593	49
	Wingstop Inc.	612	49
*	Regis Corp.	2,572	48
	National CineMedia Inc.	7,313	48
*	Qurate Retail Group Inc. QVC Group Class A	3,764	47
	Omnicom Group Inc.	599	46
	GameStop Corp. Class A	5,954	45
	Movado Group Inc.	1,707	44
	Hanesbrands Inc.	2,934	44
*	American Public Education Inc.	1,471	41
*	AMC Networks Inc. Class A	741	39
	John Wiley & Sons Inc. Class A	912	38
*	Five Below Inc.	284	37
	Big Lots Inc.	1,260	35
*	Sleep Number Corp.	970	34
*	ZAGG Inc.	4,975	33
	Shutterstock Inc.	865	33
*	Boot Barn Holdings Inc.	1,164	30
	Shoe Carnival Inc.	1,145	29
*	Adtalem Global Education Inc.	625	27
*	Chipotle Mexican Grill Inc. Class A	31	20
	AMC Entertainment Holdings Inc. Class A	1,632	20
	Monro Inc.	238	19
	Texas Roadhouse Inc. Class A	368	19
*	Live Nation Entertainment Inc.	308	19
	Marcus Corp.	521	18
*	Red Robin Gourmet Burgers Inc.	712	18
*	El Pollo Loco Holdings Inc.	1,730	18
			18,438
Consumer Staples (5.9%)
	Procter & Gamble Co.	6,106	628
	Walgreens Boots Alliance Inc.	11,357	560
	Philip Morris International Inc.	6,731	519
	Kimberly-Clark Corp.	3,062	392
	Coca-Cola European Partners plc	4,411	244
	PepsiCo Inc.	1,841	236
	Core-Mark Holding Co. Inc.	5,198	192
	Tootsie Roll Industries Inc.	4,288	163

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
*	Freshpet Inc.	3,214	149
	Coca-Cola Consolidated Inc.	451	136
	John B Sanfilippo & Son Inc.	1,652	127
	Sysco Corp.	1,744	120
	Church & Dwight Co. Inc.	1,515	113
*	Performance Food Group Co.	2,464	97
*	Boston Beer Co. Inc. Class A	306	96
	Weis Markets Inc.	2,437	92
	Kroger Co.	3,927	90
	Hormel Foods Corp.	2,235	88
	B&G Foods Inc.	3,776	83
*	US Foods Holding Corp.	2,386	82
	Lancaster Colony Corp.	562	81
*	USANA Health Sciences Inc.	1,038	73
	Ingles Markets Inc. Class A	2,371	71
	J&J Snack Foods Corp.	382	61
	Casey’s General Stores Inc.	431	56
	Flowers Foods Inc.	1,439	32
	SpartanNash Co.	2,573	30
	Universal Corp.	388	22
	Ingredion Inc.	260	20
	Lamb Weston Holdings Inc.	318	19
	Medifast Inc.	138	18
			4,690
Energy (4.1%)
	ConocoPhillips	10,765	635
	Chevron Corp.	4,597	523
	Kinder Morgan Inc.	12,435	248
	Warrior Met Coal Inc.	8,519	220
	Arch Coal Inc. Class A	2,063	182
*	Matrix Service Co.	9,483	172
*	Renewable Energy Group Inc.	10,409	163
*	ProPetro Holding Corp.	7,999	155
*	Chesapeake Energy Corp.	77,466	149
*	Southwestern Energy Co.	40,095	144
	Liberty Oilfield Services Inc. Class A	8,625	110
	Cabot Oil & Gas Corp.	3,622	91
	CVR Energy Inc.	2,047	87
	Solaris Oilfield Infrastructure Inc. Class A	5,538	79
	Mammoth Energy Services Inc.	6,932	73
	World Fuel Services Corp.	1,930	56
	Delek US Holdings Inc.	1,554	47
*	Cactus Inc. Class A	1,439	47
*	CONSOL Energy Inc.	1,314	34
	HollyFrontier Corp.	469	18
	Phillips 66	220	18
*	REX American Resources Corp.	258	17
	Exxon Mobil Corp.	243	17
	Marathon Oil Corp.	1,235	16
			3,301
Financial Services (17.6%)
	JPMorgan Chase & Co.	6,426	681
	Bank of America Corp.	21,724	578
	Aflac Inc.	10,054	516
*	PayPal Holdings Inc.	4,173	458
	MetLife Inc.	9,888	457
	Wells Fargo & Co.	8,302	368
	Aon plc	1,936	349
	Bank of New York Mellon Corp.	7,936	339
	Citigroup Inc.	5,353	333
	Mastercard Inc. Class A	1,131	284
	Bank of Hawaii Corp.	3,703	280
	M&T Bank Corp.	1,635	261
	American Express Co.	2,128	244
	Visa Inc. Class A	1,434	231
	Simon Property Group Inc.	1,387	225
	Trustmark Corp.	6,247	198
	Discover Financial Services	2,620	195
	Erie Indemnity Co. Class A	908	193
	Allstate Corp.	1,959	187
	CIT Group Inc.	3,934	187
*	Alleghany Corp.	270	179
	First Citizens BancShares Inc. Class A	423	178
	Community Bank System Inc.	2,794	173
	Cathay General Bancorp	5,084	171
	Universal Insurance Holdings Inc.	5,632	164
	First Hawaiian Inc.	6,258	156
	Primerica Inc.	1,332	153
	First Bancorp	4,149	147
	Central Pacific Financial Corp.	5,250	146

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
	Great Western Bancorp Inc.	4,525	141
*	Credit Acceptance Corp.	306	140
	Nelnet Inc. Class A	2,345	139
	International Bancshares Corp.	3,730	136
	Synchrony Financial	3,956	133
	Lakeland Financial Corp.	2,848	125
	Commerce Bancshares Inc.	2,159	124
	BankUnited Inc.	3,799	123
	Ally Financial Inc.	4,049	117
	First Commonwealth Financial Corp.	8,850	111
	Assured Guaranty Ltd.	2,576	105
	Sterling Bancorp	5,349	103
*	Ambac Financial Group Inc.	6,759	103
	Waddell & Reed Financial Inc. Class A	6,193	100
	Medical Properties Trust Inc.	5,476	97
	NBT Bancorp Inc.	2,644	95
	National Western Life Group Inc. Class A	354	94
	Popular Inc.	1,788	93
	Walker & Dunlop Inc.	1,833	92
	Lincoln National Corp.	1,543	92
	United Bankshares Inc.	2,555	91
	EVERTEC Inc.	3,119	89
	Reinsurance Group of America Inc. Class A	601	89
	Zions Bancorp NA	2,048	88
	1st Source Corp.	1,970	86
	FirstCash Inc.	895	85
*	Euronet Worldwide Inc.	539	84
	Flagstar Bancorp Inc.	2,474	78
	KeyCorp	4,774	76
	First BanCorp	7,549	75
	Regions Financial Corp.	5,393	75
	Federated Investors Inc. Class B	2,410	74
	Torchmark Corp.	827	71
	HCI Group Inc.	1,739	71
	Comerica Inc.	998	69
	Ameriprise Financial Inc.	496	69
	T. Rowe Price Group Inc.	674	68
	Safety Insurance Group Inc.	744	68
	Franklin Resources Inc.	2,043	65
	Raymond James Financial Inc.	773	64
	Virtus Investment Partners Inc.	628	64
	BrightSphere Investment Group plc	5,849	63
	Citizens Financial Group Inc.	1,847	60
	Tompkins Financial Corp.	758	60
	S&T Bancorp Inc.	1,549	58
*	Axos Financial Inc.	2,137	58
	Northern Trust Corp.	662	57
	Oritani Financial Corp.	3,534	57
	American Equity Investment Life Holding Co.	1,961	55
*	HomeStreet Inc.	1,937	55
	Fulton Financial Corp.	3,353	53
	FactSet Research Systems Inc.	188	52
	ServisFirst Bancshares Inc.	1,666	52
	LPL Financial Holdings Inc.	639	51
	Cohen & Steers Inc.	978	50
	LTC Properties Inc.	1,112	50
	MSCI Inc. Class A	226	50
	Hanmi Financial Corp.	2,354	49
	AMERISAFE Inc.	809	48
*	CBRE Group Inc. Class A	1,054	48
	Preferred Bank	1,097	48
	Principal Financial Group Inc.	925	48
	City Holding Co.	649	47
	GEO Group Inc.	2,161	47
	Hilltop Holdings Inc.	2,303	46
	United Financial Bancorp Inc.	3,547	46
	Huntington Bancshares Inc.	3,537	45
	TrustCo Bank Corp. NY	5,706	42
	Dime Community Bancshares Inc.	2,354	42
	Hope Bancorp Inc.	3,233	42
	Southside Bancshares Inc.	1,230	40
	CBTX Inc.	1,417	39
	Eagle Bancorp Inc.	726	39
	Boston Private Financial Holdings Inc.	3,751	38
	New York Community Bancorp Inc.	3,823	38
	National General Holdings Corp.	1,661	38
	OFG Bancorp	1,979	37
	White Mountains Insurance Group Ltd.	37	36

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
	Hanover Insurance Group Inc.	295	36
	Provident Financial Services Inc.	1,431	34
	Meridian Bancorp Inc.	1,969	34
*	Marcus & Millichap Inc.	1,023	31
	BancFirst Corp.	595	31
	Employers Holdings Inc.	740	31
	First Merchants Corp.	907	30
	Loews Corp.	577	30
	E*TRADE Financial Corp.	613	27
	LegacyTexas Financial Group Inc.	741	27
	Washington Federal Inc.	802	25
	Federal Agricultural Mortgage Corp.	349	24
	Northwest Bancshares Inc.	1,240	21
	Progressive Corp.	253	20
	Spirit Realty Capital Inc.	469	20
	Evercore Inc. Class A	209	16
			14,114
Health Care (11.8%)
	Merck & Co. Inc.	10,497	831
	HCA Healthcare Inc.	6,087	736
	Pfizer Inc.	15,254	633
	Eli Lilly & Co.	5,166	599
	Johnson & Johnson	3,570	468
	Bristol-Myers Squibb Co.	9,565	434
*	Edwards Lifesciences Corp.	2,482	424
	Amgen Inc.	2,303	384
	STERIS plc	2,497	334
*	Regeneron Pharmaceuticals Inc.	1,102	333
	Abbott Laboratories	3,884	296
*	Medpace Holdings Inc.	5,034	272
*	Biogen Inc.	1,086	238
*	Integer Holdings Corp.	2,518	177
*	Premier Inc. Class A	4,013	148
*	Veeva Systems Inc. Class A	949	146
	Atrion Corp.	149	132
*	Syneos Health Inc.	2,974	123
*	BioTelemetry Inc.	2,536	121
	National HealthCare Corp.	1,486	115
	Meridian Bioscience Inc.	10,209	115
*	Exelixis Inc.	5,687	111
*	Masimo Corp.	813	106
*	PRA Health Sciences Inc.	1,221	106
*	Incyte Corp.	1,303	102
*	CorVel Corp.	1,268	94
*	Molina Healthcare Inc.	659	94
*	LivaNova plc	1,284	92
*	Amedisys Inc.	820	92
*	Tenet Healthcare Corp.	4,549	91
	Dentsply Sirona Inc.	1,676	90
*	Horizon Therapeutics plc	3,446	82
	Universal Health Services Inc. Class B	659	79
	Hill-Rom Holdings Inc.	818	79
*	PDL BioPharma Inc.	27,071	76
*	Genomic Health Inc.	1,385	72
	Patterson Cos. Inc.	3,372	71
*	Glaukos Corp.	1,092	70
	Ensign Group Inc.	1,298	69
*	Lantheus Holdings Inc.	2,878	69
*	Cardiovascular Systems Inc.	1,767	69
	Cooper Cos. Inc.	205	61
*	Quidel Corp.	1,078	60
*	Hologic Inc.	1,308	58
*	Jazz Pharmaceuticals plc	441	55
*	NextGen Healthcare Inc.	2,770	53
*	Omnicell Inc.	669	53
*	Mallinckrodt plc	5,839	51
	Gilead Sciences Inc.	767	48
	Bruker Corp.	1,064	44
*	ANI Pharmaceuticals Inc.	599	42
	Computer Programs & Systems Inc.	1,373	35
*	HMS Holdings Corp.	1,110	34
	US Physical Therapy Inc.	185	21
*	United Therapeutics Corp.	224	19
*	Amphastar Pharmaceuticals Inc.	872	17
			9,424
Materials & Processing (4.7%)
	Sonoco Products Co.	4,000	247
*	Rexnord Corp.	9,049	238
	Materion Corp.	3,608	218
	Comfort Systems USA Inc.	4,202	198
	Ball Corp.	3,140	193
	Simpson Manufacturing Co. Inc.	2,941	179
	Belden Inc.	3,073	157
	Advanced Drainage Systems Inc.	4,748	136
	Armstrong World Industries Inc.	1,379	122
*	Verso Corp.	6,415	111
	CF Industries Holdings Inc.	2,699	109
	Domtar Corp.	2,434	102
*	BMC Stock Holdings Inc.	5,049	101

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
	Quanex Building Products Corp.	6,221	97
	FMC Corp.	1,217	89
	Greif Inc. Class A	2,337	83
*	AdvanSix Inc.	3,342	82
	Huntsman Corp.	4,599	80
*	Continental Building Products Inc.	3,495	80
	Reliance Steel & Aluminum Co.	943	79
	Louisiana-Pacific Corp.	3,405	78
	Ingersoll-Rand plc	610	72
	Innospec Inc.	846	68
	Schnitzer Steel Industries Inc.	3,125	66
*	Trex Co. Inc.	1,094	65
	Stepan Co.	757	64
	Quaker Chemical Corp.	342	62
	Owens-Illinois Inc.	3,664	59
	Acuity Brands Inc.	446	55
	DMC Global Inc.	739	50
	Mosaic Co.	2,267	49
*	Builders FirstSource Inc.	3,195	45
	Nucor Corp.	926	44
	Silgan Holdings Inc.	1,477	43
	Apogee Enterprises Inc.	1,171	43
	Fastenal Co.	1,334	41
	International Paper Co.	901	37
*	Gibraltar Industries Inc.	1,014	36
	Schweitzer-Mauduit International Inc.	1,060	33
	Steel Dynamics Inc.	1,191	30
	Boise Cascade Co.	961	21
			3,762
Other (0.3%)
*	Check Point Software Technologies Ltd.	1,624	179
*	Yandex NV Class A	2,163	78
			257
Producer Durables (14.0%)
	Eaton Corp. plc	6,021	448
	Southwest Airlines Co.	9,361	446
	Oshkosh Corp.	4,950	352
	Norfolk Southern Corp.	1,742	340
*	TriNet Group Inc.	4,526	287
	Snap-on Inc.	1,670	260
	Dover Corp.	2,819	252
	Boeing Co.	725	248
*	FTI Consulting Inc.	2,827	237
*	United Continental Holdings Inc.	2,881	224
*	Zebra Technologies Corp.	1,232	211
	Brady Corp. Class A	4,399	204
	Alaska Air Group Inc.	3,475	202
	EnPro Industries Inc.	3,156	175
	Kforce Inc.	4,984	173
	MAXIMUS Inc.	2,385	170
	UniFirst Corp.	1,069	170
*	Spirit Airlines Inc.	3,594	166
	Columbus McKinnon Corp.	4,386	159
	Automatic Data Processing Inc.	993	159
*	Teledyne Technologies Inc.	658	155
	Heidrick & Struggles International Inc.	5,052	153
*	Echo Global Logistics Inc.	7,738	152
	Allison Transmission Holdings Inc.	3,481	144
	Werner Enterprises Inc.	5,038	140
	Republic Services Inc. Class A	1,655	140
	Exponent Inc.	2,492	140
	Waste Management Inc.	1,272	139
	AGCO Corp.	2,087	139
	Accenture plc Class A	776	138
	CSW Industrials Inc.	2,137	137
	Federal Signal Corp.	5,583	133
	Korn Ferry	2,965	128
	Mesa Laboratories Inc.	483	121
	Xerox Corp.	3,785	116
	CSX Corp.	1,474	110
	Pentair plc	2,960	103
*	WESCO International Inc.	2,183	102
*	Allegheny Technologies Inc.	4,752	102
	Illinois Tool Works Inc.	725	101
	Insperity Inc.	880	100
	Regal Beloit Corp.	1,375	100
	Spirit AeroSystems Holdings Inc. Class A	1,228	100
	ITT Inc.	1,659	96
*	MasTec Inc.	2,016	94
	Delta Air Lines Inc.	1,796	92
	Heartland Express Inc.	5,020	90
	Cummins Inc.	580	87
	Carlisle Cos. Inc.	572	76
*	TriMas Corp.	2,642	76
	Encore Wire Corp.	1,514	76
	Steelcase Inc. Class A	4,642	74
	Schneider National Inc. Class B	4,377	74
*	Modine Manufacturing Co.	5,327	68
	Toro Co.	1,036	67
*	Vishay Precision Group Inc.	1,859	67

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
*	CBIZ Inc.	3,341	66
*	TrueBlue Inc.	3,087	66
	Matson Inc.	1,906	65
*	JetBlue Airways Corp.	3,768	65
*	Casella Waste Systems Inc. Class A	1,648	64
	Kelly Services Inc. Class A	2,713	64
*	Atkore International Group Inc.	2,614	61
*	Frontline Ltd.	7,756	61
	Herman Miller Inc.	1,693	60
	MSC Industrial Direct Co. Inc. Class A	842	59
	Robert Half International Inc.	1,094	59
*	Sykes Enterprises Inc.	2,285	57
	Forward Air Corp.	1,013	57
	Booz Allen Hamilton Holding Corp. Class A	882	56
	Navigant Consulting Inc.	2,480	55
	Triton International Ltd.	1,803	53
	Franklin Electric Co. Inc.	1,174	51
	Hillenbrand Inc.	1,356	50
*	Aegion Corp. Class A	3,449	50
*	OSI Systems Inc.	479	50
	MSA Safety Inc.	498	49
	PACCAR Inc.	737	48
*	Keysight Technologies Inc.	642	48
	ICF International Inc.	654	48
*	Conduent Inc.	5,327	47
	Badger Meter Inc.	896	47
*	Aerojet Rocketdyne Holdings Inc.	1,218	47
	ESCO Technologies Inc.	659	46
	3M Co.	288	46
	HNI Corp.	1,380	46
	Marten Transport Ltd.	2,551	45
	McGrath RentCorp	785	44
	ManpowerGroup Inc.	512	44
*	Hub Group Inc. Class A	1,115	43
	Ennis Inc.	2,304	43
*	Huron Consulting Group Inc.	860	42
	Kaman Corp.	761	42
	ACCO Brands Corp.	5,663	42
	Kennametal Inc.	1,256	39
	Huntington Ingalls Industries Inc.	187	38
	AAR Corp.	1,264	38
*	MYR Group Inc.	1,148	37
	Moog Inc. Class A	444	37
	Tetra Tech Inc.	524	35
*	Blue Bird Corp.	1,835	35
	Rollins Inc.	831	31
	ABM Industries Inc.	743	27
*	Sterling Construction Co. Inc.	1,960	23
	Union Pacific Corp.	119	20
	CRA International Inc.	529	20
*	Darling Ingredients Inc.	1,040	20
			11,199
Technology (10.8%)
	Intel Corp.	15,004	661
	Cisco Systems Inc.	8,948	466
	Intuit Inc.	1,645	403
	Lam Research Corp.	1,640	286
*	Fortinet Inc.	3,899	283
	NXP Semiconductors NV	3,077	271
	Hewlett Packard Enterprise Co.	18,800	258
*	Diodes Inc.	8,207	254
*	Qorvo Inc.	4,090	250
	HP Inc.	13,034	244
	Avnet Inc.	5,714	233
	International Business Machines Corp.	1,692	215
*	Insight Enterprises Inc.	4,144	213
	Texas Instruments Inc.	1,895	198
*	ON Semiconductor Corp.	10,766	191
*	Atlassian Corp. plc Class A	1,450	183
	Vishay Intertechnology Inc.	10,824	165
*	Amkor Technology Inc.	24,949	162
*	Paycom Software Inc.	748	159
	VMware Inc. Class A	889	157
	NetApp Inc.	2,612	155
*	SPS Commerce Inc.	1,318	134
*	Qualys Inc.	1,417	126
	Oracle Corp.	2,372	120
*	Cadence Design Systems Inc.	1,816	115
*	Arista Networks Inc.	458	112
*	Akamai Technologies Inc.	1,433	108
*	Alarm.com Holdings Inc.	1,785	104
*	Photronics Inc.	12,697	103
*	Ciena Corp.	2,876	101
*	F5 Networks Inc.	753	99
*	Cirrus Logic Inc.	2,646	99
*	IAC/InterActiveCorp	444	98
*	Fabrinet	2,219	95
	Jabil Inc.	3,723	92
*	Lattice Semiconductor Corp.	7,146	91
*	Tech Data Corp.	952	86
	Xilinx Inc.	825	84

U.S. Multifactor ETF

			Market
			Value•
		Shares	($000)
*	Perficient Inc.	2,755	84
	Juniper Networks Inc.	3,371	83
*	Unisys Corp.	7,755	75
	TE Connectivity Ltd.	836	70
*	NETGEAR Inc.	2,654	67
*	Nanometrics Inc.	2,247	64
	CDW Corp.	639	63
*	Sanmina Corp.	2,170	58
	PC Connection Inc.	1,786	57
*	Appfolio Inc.	579	56
*	Axcelis Technologies Inc.	3,654	54
	NIC Inc.	3,367	54
*	Teradata Corp.	1,557	53
	KLA-Tencor Corp.	474	49
*	Manhattan Associates Inc.	738	48
	Motorola Solutions Inc.	315	47
*	FormFactor Inc.	3,056	44
*	Knowles Corp.	2,604	41
	AVX Corp.	2,692	40
*	Workiva Inc.	701	39
	Corning Inc.	1,317	38
*	Semtech Corp.	914	36
	Ubiquiti Networks Inc.	281	34
*	LiveRamp Holdings Inc.	612	31
	DXC Technology Co.	661	31
*	Tucows Inc. Class A	523	31
*	ScanSource Inc.	1,043	30
*	CommVault Systems Inc.	628	29
*	Yext Inc.	976	18
	Skyworks Solutions Inc.	243	16
			8,614
Utilities (7.3%)
	Exelon Corp.	15,713	755
*	T-Mobile US Inc.	8,057	592
	Verizon Communications Inc.	9,809	533
	American Electric Power Co. Inc.	5,150	444
	Southern Co.	7,705	412
	Duke Energy Corp.	4,509	386
	Hawaiian Electric Industries Inc.	8,264	343
	OGE Energy Corp.	7,579	315
	ONE Gas Inc.	3,137	275
	j2 Global Inc.	2,875	242
	Portland General Electric Co.	4,478	237
	Public Service Enterprise Group Inc.	3,434	202
	AES Corp.	9,760	154
	CenterPoint Energy Inc.	5,230	149
	Xcel Energy Inc.	2,465	141
	Ameren Corp.	1,591	117
	FirstEnergy Corp.	2,257	93
	Black Hills Corp.	1,146	87
*	United States Cellular Corp.	1,973	86
	Pinnacle West Capital Corp.	780	73
	Telephone & Data Systems Inc.	2,169	62
	PPL Corp.	2,045	61
	Otter Tail Corp.	900	45
	NorthWestern Corp.	581	41
			5,845
Total Common Stocks
(Cost $83,754)			79,644
Temporary Cash Investment (0.3%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund, 2.527% (Cost $218)	2,177	218
Total Investments (99.8%)
(Cost $83,972)			79,862

U.S. Multifactor ETF

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	4
Receivables for Accrued Income	181
Other Assets[3]	23
Total Other Assets	208
Liabilities
Payables for Investment Securities Purchased	(1)
Payables to Vanguard	(7)
Variation Margin Payable—Futures Contracts	(5)
Total Liabilities	(13)
Net Assets (100%)
Applicable to 1,125,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	80,057
Net Asset Value Per Share	$71.16

At May 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	88,875
Total Distributable Earnings (Loss)	(8,818)
Net Assets	80,057

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Cash of $22,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	2		147	(6)
E-mini S&P 500 Index	June 2019	1		138	(7)
Micro E-mini S&P 500 Index	June 2019	8		110	(3)
					(16)

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Dividends	883
Interest[1]	4
Total Income	887
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	69
Marketing and Distribution	—
Custodian Fees	—
Shareholders’ Reports	3
Total Expenses	72
Expenses Paid Indirectly	—
Net Expenses	72
Net Investment Income	815
Realized Net Gain (Loss)
Investment Securities Sold[1]	(3,611)
Futures Contracts	(4)
Realized Net Gain (Loss)	(3,615)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,805)
Futures Contracts	(15)
Change in Unrealized Appreciation (Depreciation)	(1,820)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,620)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Statement of Changes in Net Assets

		February 13,
	Six Months Ended	2018[1] to
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	815	603
Realized Net Gain (Loss)	(3,615)	(1,399)
Change in Unrealized Appreciation (Depreciation)	(1,820)	(2,306)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,620)	(3,102)
Distributions
Net Investment Income	(727)	(369)
Realized Capital Gain	—	—
Total Distributions	(727)	(369)
Capital Share Transactions
Issued	9,333	83,259
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(3,717)
Net Increase (Decrease) from Capital Share Transactions	9,333	79,542
Total Increase (Decrease)	3,986	76,071
Net Assets
Beginning of Period	76,071	—
End of Period	80,057	76,071

1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Financial Highlights

	Six Months	Feb. 13,
	Ended	2018[1] to
	May 31,	Nov. 30,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$76.07	$75.00
Investment Operations
Net Investment Income[2]	.744	1.007
Net Realized and Unrealized Gain (Loss) on Investments	(4.978)	.543
Total from Investment Operations	(4.234)	1.550
Distributions
Dividends from Net Investment Income	(.676)	(.480)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.676)	(.480)
Net Asset Value, End of Period	$71.16	$76.07

Total Return	-5.56%	2.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80	$76
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	1.90%	1.59%[3]
Portfolio Turnover Rate	109%	64%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF

Notes to Financial Statements

Vanguard U.S. Multifactor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended November 30, 2018, and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

U.S. Multifactor ETF

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $4,000, representing 0.00% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended May 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by less than $500 (an annual rate of 0.00% of average net assets).

D.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

U.S. Multifactor ETF

At May 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

E.      As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	83,972
Gross Unrealized Appreciation	3,833
Gross Unrealized Depreciation	(7,959)
Net Unrealized Appreciation (Depreciation)	(4,126)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses totaling $1,400,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.       During the six months ended May 31, 2019, the fund purchased $52,866,000 of investment securities and sold $43,369,000 of investment securities, other than temporary cash investments.

G.     Capital shares issued and redeemed were:

	Six Months Ended	February 13, 2018[1] to
	May 31, 2019	November 30, 2018
	Shares	Shares
	(000)	(000)
Issued	125	1,050
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(50)
Net Increase (Decrease)	125	1,000

1 Inception.

H.      Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

U.S. Quality Factor ETF

Sector Diversification

As of May 31, 2019

Consumer Discretionary	26.9%
Consumer Staples	5.3
Energy	2.4
Financial Services	18.4
Health Care	12.5
Materials & Processing	3.6
Other	0.1
Producer Durables	16.1
Technology	14.6
Utilities	0.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

U.S. Quality Factor ETF

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (26.7%)
	Estee Lauder Cos. Inc. Class A	1,556	251
	Costco Wholesale Corp.	955	229
	TJX Cos. Inc.	4,427	223
	Ross Stores Inc.	2,359	219
	Starbucks Corp.	2,772	211
	NIKE Inc. Class B	2,501	193
	Dollar General Corp.	1,457	185
*	Booking Holdings Inc.	105	174
	Lowe’s Cos. Inc.	1,782	166
	Walmart Inc.	1,607	163
	VF Corp.	1,677	137
	Target Corp.	1,523	123
	eBay Inc.	3,167	114
	Home Depot Inc.	595	113
	Oxford Industries Inc.	910	65
*	Deckers Outdoor Corp.	380	58
*	Amazon.com Inc.	30	53
*	Lululemon Athletica Inc.	301	50
*	Rent-A-Center Inc.	2,088	50
	Williams-Sonoma Inc.	790	46
*	Five Below Inc.	357	46
*	Ulta Beauty Inc.	137	46
	Autoliv Inc.	706	43
	Thor Industries Inc.	815	42
*	Zumiez Inc.	1,970	39
	Best Buy Co. Inc.	614	38
*	TripAdvisor Inc.	897	38
*	Dollar Tree Inc.	365	37
	American Eagle Outfitters Inc.	2,128	37
	Yum China Holdings Inc.	894	36
	Tractor Supply Co.	336	34
	Advance Auto Parts Inc.	214	33
*	Urban Outfitters Inc.	1,470	33
*	Career Education Corp.	1,741	33
*	Burlington Stores Inc.	207	32
	Gentex Corp.	1,486	32
	Garmin Ltd.	415	32
	Expedia Group Inc.	271	31
	Ralph Lauren Corp. Class A	295	31
	Macy’s Inc.	1,503	31
	Scholastic Corp.	928	31
*	Noodles & Co. Class A	4,089	30
*	Ascena Retail Group Inc.	27,854	29
	Bed Bath & Beyond Inc.	2,203	28
	Columbia Sportswear Co.	296	28
	Johnson Outdoors Inc. Class A	367	27
	Gannett Co. Inc.	3,446	27
	Foot Locker Inc.	687	27
	Haverty Furniture Cos. Inc.	1,548	27
	Cheesecake Factory Inc.	621	27
	Gap Inc.	1,430	27
*	Helen of Troy Ltd.	198	26
	Steven Madden Ltd.	874	26
	Kohl’s Corp.	533	26
*	Etsy Inc.	415	26
*	K12 Inc.	843	26
	Shutterstock Inc.	668	25
*	Genesco Inc.	564	25
	Ethan Allen Interiors Inc.	1,194	25
*	Capri Holdings Ltd.	780	25
	Children’s Place Inc.	272	25
	Buckle Inc.	1,674	25
	Callaway Golf Co.	1,713	25
	Tiffany & Co.	282	25
*	Dorman Products Inc.	307	25
*	Henry Schein Inc.	388	25
	Cato Corp. Class A	2,001	25
	Nordstrom Inc.	779	24
*	Meritor Inc.	1,209	24
*	Grand Canyon Education Inc.	203	24
*	Vera Bradley Inc.	2,218	24
	Dick’s Sporting Goods Inc.	694	24
*	Red Robin Gourmet Burgers Inc.	932	24
	PulteGroup Inc.	764	24
	Acushnet Holdings Corp.	991	23

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
	New York Times Co. Class A	726	23
	Guess? Inc.	1,406	23
	Lear Corp.	191	23
*	AutoZone Inc.	22	23
	Cracker Barrel Old Country Store Inc.	142	22
*	Ollie’s Bargain Outlet Holdings Inc.	223	22
*	Murphy USA Inc.	273	22
	Genuine Parts Co.	221	22
	Tapestry Inc.	759	22
	Darden Restaurants Inc.	186	22
	Standard Motor Products Inc.	491	21
*	Trade Desk Inc. Class A	103	20
	Carter’s Inc.	242	20
	Whirlpool Corp.	177	20
*	Stoneridge Inc.	777	20
	World Wrestling Entertainment Inc. Class A	277	20
	Citi Trends Inc.	1,468	20
	Dillard’s Inc. Class A	353	20
	Abercrombie & Fitch Co.	1,154	20
	Movado Group Inc.	773	20
*	Sally Beauty Holdings Inc.	1,294	20
*	Cavco Industries Inc.	136	20
	Monro Inc.	242	19
*	Fitbit Inc. Class A	4,139	19
	PriceSmart Inc.	394	19
	Shoe Carnival Inc.	744	19
*	Hibbett Sports Inc.	862	19
	Big Lots Inc.	688	19
	Inter Parfums Inc.	293	19
*	Discovery Communications Inc. Class A	693	19
	H&R Block Inc.	710	19
	Barnes & Noble Inc.	4,192	18
	Signet Jewelers Ltd.	957	18
*	Sleep Number Corp.	514	18
*	Potbelly Corp.	3,543	18
	Meredith Corp.	340	18
*	Crocs Inc.	905	18
*	Express Inc.	5,786	17
*	Duluth Holdings Inc.	1,164	17
	Tilly’s Inc. Class A	2,200	17
	Aaron’s Inc.	313	17
	GameStop Corp. Class A	2,161	16
	Hasbro Inc.	172	16
*	Barnes & Noble Education Inc.	5,140	16
*	1-800-Flowers.com Inc. Class A	891	16
*	Funko Inc. Class A	777	16
*	Fossil Group Inc.	1,646	16
*	Under Armour Inc. Class A	705	16
	National Presto Industries Inc.	164	16
*	Liberty TripAdvisor Holdings Inc. Class A	1,504	16
	BJ’s Restaurants Inc.	375	16
	La-Z-Boy Inc.	476	15
*	Boot Barn Holdings Inc.	586	15
	Chico’s FAS Inc.	4,508	15
	Designer Brands Inc. Class A	829	15
*	Gentherm Inc.	401	15
*	O’Reilly Automotive Inc.	40	15
	Superior Industries International Inc.	4,001	15
*	Lumber Liquidators Holdings Inc.	1,535	15
	Tile Shop Holdings Inc.	3,518	15
*	Adtalem Global Education Inc.	319	14
	Wingstop Inc.	172	14
*	Skechers U.S.A. Inc. Class A	480	13
*	NVR Inc.	4	13
*	Universal Electronics Inc.	322	13
	L Brands Inc.	558	13
*	Fiesta Restaurant Group Inc.	860	12
	Brinker International Inc.	320	12
*	ZAGG Inc.	1,775	12
*	Tempur Sealy International Inc.	185	12
	PVH Corp.	135	12
*	Francesca’s Holdings Corp.	24,102	12
*	Container Store Group Inc.	1,626	11
*	Fox Factory Holding Corp.	169	11
	LCI Industries	133	11
	BorgWarner Inc.	306	11
*	G-III Apparel Group Ltd.	418	11
*	RH	119	10
*	Overstock.com Inc.	1,060	10
*	Stamps.com Inc.	289	10
*	WideOpenWest Inc.	1,283	10
	John Wiley & Sons Inc. Class A	226	9
	Cooper Tire & Rubber Co.	342	9
*	American Public Education Inc.	337	9
*	American Woodmark Corp.	128	9

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
*	Care.com Inc.	643	9
*	elf Beauty Inc.	896	9
	Cable One Inc.	8	9
*	Conn’s Inc.	491	9
	Ruth’s Hospitality Group Inc.	368	8
*	Pier 1 Imports Inc.	13,891	8
	Caleres Inc.	405	8
*	Wayfair Inc.	52	8
*	Regis Corp.	378	7
*	Kontoor Brands Inc.	239	7
	Papa John’s International Inc.	144	7
	Dave & Buster’s
	Entertainment Inc.	139	7
*	JC Penney Co. Inc.	7,000	6
	Wolverine World Wide Inc.	205	6
*	Visteon Corp.	128	6
	Winnebago Industries Inc.	175	6
	J. Jill Inc.	3,373	5
*	Habit Restaurants Inc. Class A	468	5
	Tailored Brands Inc.	172	1
			5,972
Consumer Staples (5.3%)
*	Monster Beverage Corp.	3,864	239
	Walgreens Boots Alliance Inc.	2,825	139
	Sysco Corp.	2,015	139
	Kimberly-Clark Corp.	552	71
	National Beverage Corp.	1,178	53
*	Performance Food Group Co.	852	34
	Weis Markets Inc.	853	32
	Tootsie Roll Industries Inc.	796	30
	Flowers Foods Inc.	1,315	29
*	Boston Beer Co. Inc. Class A	89	28
	Cal-Maine Foods Inc.	727	27
	J&J Snack Foods Corp.	160	26
	Lancaster Colony Corp.	177	26
	Kroger Co.	1,111	25
	Core-Mark Holding Co. Inc.	679	25
	Ingles Markets Inc. Class A	797	24
	Church & Dwight Co. Inc.	310	23
	SpartanNash Co.	1,798	21
	Nu Skin Enterprises Inc. Class A	416	19
	Ingredion Inc.	246	19
*	Freshpet Inc.	393	18
	Medifast Inc.	130	17
	Coca-Cola Consolidated Inc.	53	16
	PetMed Express Inc.	854	15
	John B Sanfilippo & Son Inc.	189	15
*	USANA Health Sciences Inc.	199	14
	Hormel Foods Corp.	338	13
	Calavo Growers Inc.	147	13
*	Natural Grocers by Vitamin Cottage Inc.	1,182	12
	Casey’s General Stores Inc.	73	9
*	Sprouts Farmers Market Inc.	285	6
			1,177
Energy (2.4%)
	ConocoPhillips	1,863	110
*	Enphase Energy Inc.	2,499	38
	EOG Resources Inc.	454	37
	RPC Inc.	4,201	31
	Chevron Corp.	274	31
	Cabot Oil & Gas Corp.	1,166	29
	Mammoth Energy Services Inc.	2,521	27
*	C&J Energy Services Inc.	1,703	20
*	FTS International Inc.	3,064	19
	Liberty Oilfield Services Inc. Class A	1,443	18
	Arch Coal Inc. Class A	198	18
*	Cactus Inc. Class A	532	17
*	Apergy Corp.	508	16
*	NOW Inc.	1,145	15
	Solaris Oilfield Infrastructure Inc. Class A	984	14
*	Matrix Service Co.	671	12
*	ION Geophysical Corp.	1,661	11
*	ProPetro Holding Corp.	522	10
	Warrior Met Coal Inc.	371	10
*	SandRidge Energy Inc.	1,324	9
	Peabody Energy Corp.	368	9
*	Southwestern Energy Co.	2,328	8
*	Keane Group Inc.	989	7
*	W&T Offshore Inc.	1,690	7
*	Superior Energy Services Inc.	2,234	4
			527

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
Financial Services (18.3%)
	Mastercard Inc. Class A	665	167
*	PayPal Holdings Inc.	1,509	166
	Wells Fargo & Co.	3,375	150
	S&P Global Inc.	682	146
	Moody’s Corp.	766	140
	Simon Property Group Inc.	762	124
	Visa Inc. Class A	455	73
	JPMorgan Chase & Co.	683	72
	Aon plc	395	71
	Raymond James Financial Inc.	824	68
	PacWest Bancorp	1,761	64
	MSCI Inc. Class A	279	61
	Bank of Hawaii Corp.	801	61
	PNC Financial Services Group Inc.	474	60
*	Western Alliance Bancorp	1,430	59
	Citizens Financial Group Inc.	1,717	56
	Regions Financial Corp.	3,768	52
	First Hawaiian Inc.	2,044	51
	Comerica Inc.	736	51
	Meridian Bancorp Inc.	2,899	50
	Trustmark Corp.	1,511	48
	First Citizens BancShares Inc.Class A	114	48
	LPL Financial Holdings Inc.	575	46
	NBT Bancorp Inc.	1,248	45
	Bank of NT Butterfield & Son Ltd.	1,260	42
	FactSet Research Systems Inc.	142	40
	Hanmi Financial Corp.	1,897	39
	Santander Consumer USA Holdings Inc.	1,731	39
	Evercore Inc. Class A	474	37
*	Credit Acceptance Corp.	79	36
	Synchrony Financial	1,054	35
	Affiliated Managers Group Inc.	400	34
	Erie Indemnity Co. Class A	156	33
	Central Pacific Financial Corp.	1,190	33
*	St. Joe Co.	2,021	32
	FirstCash Inc.	316	30
	Commerce Bancshares Inc.	521	30
	Ameriprise Financial Inc.	215	30
*	Customers Bancorp Inc.	1,498	30
*	Health Insurance Innovations Inc. Class A	1,073	28
	Lazard Ltd. Class A	886	28
	CNO Financial Group Inc.	1,692	27
	HCI Group Inc.	649	26
*	Altisource Portfolio Solutions SA	1,306	26
	M&T Bank Corp.	162	26
	Waddell & Reed Financial Inc. Class A	1,575	25
	Nelnet Inc. Class A	416	25
	BancFirst Corp.	469	24
	Discover Financial Services	327	24
	E*TRADE Financial Corp.	542	24
	Eagle Bancorp Inc.	456	24
	Bank of New York Mellon Corp.	556	24
	SEI Investments Co.	471	24
	Federated Investors Inc. Class B	764	23
	Artisan Partners Asset Management Inc. Class A	984	23
	Taubman Centers Inc.	506	22
	Jack Henry & Associates Inc.	169	22
*	Enova International Inc.	1,036	22
*	MGIC Investment Corp.	1,630	22
	CoreCivic Inc.	1,002	22
	Primerica Inc.	190	22
	T. Rowe Price Group Inc.	215	22
	BrightSphere Investment Group plc	2,018	22
	Alexander’s Inc.	57	21
*	Donnelley Financial Solutions Inc.	1,673	21
*	Axos Financial Inc.	754	21
	Eaton Vance Corp.	533	20
	Lincoln National Corp.	336	20
	Principal Financial Group Inc.	382	20
	Greenhill & Co. Inc.	1,298	19
	MarketAxess Holdings Inc.	65	19
	Preferred Bank	440	19
*	SVB Financial Group	95	19
	Universal Insurance Holdings Inc.	655	19
	Cohen & Steers Inc.	365	19
	Employers Holdings Inc.	445	18
	Independent Bank Corp.	873	18
*	Euronet Worldwide Inc.	119	18
	BGC Partners Inc. Class A	3,925	18
	GEO Group Inc.	839	18

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
	KeyCorp	1,152	18
	Bryn Mawr Bank Corp.	500	18
	Walker & Dunlop Inc.	361	18
	Lakeland Financial Corp.	412	18
*	HomeStreet Inc.	636	18
	Brookline Bancorp Inc.	1,232	18
	FB Financial Corp.	507	18
	Franklin Resources Inc.	552	18
	First Horizon National Corp.	1,308	18
	First Commonwealth Financial Corp.	1,393	18
	CIT Group Inc.	368	17
	Zions Bancorp NA	406	17
	South State Corp.	258	17
	Cullen/Frost Bankers Inc.	186	17
*	Curo Group Holdings Corp.	1,810	17
	AMERISAFE Inc.	277	17
	Popular Inc.	313	16
*	Ocwen Financial Corp.	10,358	16
	BankUnited Inc.	487	16
	Flagstar Bancorp Inc.	500	16
	Banc of California Inc.	1,186	16
	Dime Community Bancshares Inc.	874	16
	Tompkins Financial Corp.	194	15
	Realogy Holdings Corp.	2,133	15
	White Mountains Insurance Group Ltd.	15	15
*	TriState Capital Holdings Inc.	709	15
	GAIN Capital Holdings Inc.	3,653	14
*	Cardtronics plc Class A	468	14
	1st Source Corp.	322	14
	LegacyTexas Financial Group Inc.	366	13
	RMR Group Inc. Class A	275	13
	Cathay General Bancorp	393	13
	Broadridge Financial Solutions Inc.	100	12
	Washington Federal Inc.	390	12
	S&T Bancorp Inc.	318	12
	Virtus Investment Partners Inc.	118	12
	Piper Jaffray Cos.	168	12
	Navient Corp.	907	12
	Ryman Hospitality Properties Inc.	142	11
	International Bancshares Corp.	300	11
	Boston Private Financial Holdings Inc.	1,038	11
	Live Oak Bancshares Inc.	683	11
	TrustCo Bank Corp. NY	1,429	11
	Northern Trust Corp.	123	11
	Federal Agricultural Mortgage Corp.	153	10
	ServisFirst Bancshares Inc.	324	10
	Ally Financial Inc.	347	10
	Huntington Bancshares Inc.	749	9
	Hope Bancorp Inc.	629	8
	Torchmark Corp.	82	7
*	Marcus & Millichap Inc.	161	5
	Fulton Financial Corp.	310	5
	Provident Financial Services Inc.	204	5
	Great Western Bancorp Inc.	155	5
			4,084
Health Care (12.4%)
	Bristol-Myers Squibb Co.	4,122	187
	Eli Lilly & Co.	1,466	170
	Merck & Co. Inc.	2,145	170
	Johnson & Johnson	1,288	169
*	Edwards Lifesciences Corp.	875	149
*	Biogen Inc.	659	145
	Amgen Inc.	560	93
	Pfizer Inc.	2,245	93
*	Masimo Corp.	520	68
	AbbVie Inc.	590	45
	UnitedHealth Group Inc.	186	45
*	Cerner Corp.	626	44
*	Amedisys Inc.	382	43
*	Align Technology Inc.	149	42
*	Veeva Systems Inc. Class A	251	39
	Chemed Corp.	109	36
*	Incyte Corp.	440	35
	LeMaitre Vascular Inc.	1,327	34
	Patterson Cos. Inc.	1,594	34
*	Collegium Pharmaceutical Inc.	2,865	33
*	Corcept Therapeutics Inc.	3,268	32
*	ICU Medical Inc.	150	32
*	ABIOMED Inc.	121	32
*	HealthEquity Inc.	474	31
	ResMed Inc.	268	31
*	Premier Inc. Class A	812	30
*	Haemonetics Corp.	299	29
	Bruker Corp.	644	27
*	CorVel Corp.	334	25
*	Jazz Pharmaceuticals plc	194	24
*	Surmodics Inc.	600	24
*	Alkermes plc	1,086	23
*	Anika Therapeutics Inc.	585	22

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
*	NextGen Healthcare Inc.	1,124	22
*	NuVasive Inc.	369	21
*	Neogen Corp.	373	21
*	Cutera Inc.	1,189	20
	Cardinal Health Inc.	447	19
*	LivaNova plc	259	19
*	Vertex Pharmaceuticals Inc.	112	19
*	Medpace Holdings Inc.	341	18
*	Tandem Diabetes Care Inc.	267	18
*	Arena Pharmaceuticals Inc.	342	18
	Dentsply Sirona Inc.	334	18
*	Insys Therapeutics Inc.	23,505	18
*	Cardiovascular Systems Inc.	442	17
*	HMS Holdings Corp.	562	17
*	Globus Medical Inc.	433	17
*	ANI Pharmaceuticals Inc.	241	17
*	Eagle Pharmaceuticals Inc.	330	17
*	AtriCure Inc.	557	16
*	Esperion Therapeutics Inc.	322	15
*	Quidel Corp.	277	15
*	Exelixis Inc.	779	15
*	Tactile Systems Technology Inc.	315	15
	McKesson Corp.	120	15
*	iRadimed Corp.	690	14
	West Pharmaceutical Services Inc.	125	14
*	Inogen Inc.	220	14
	Atrion Corp.	16	14
*	Molina Healthcare Inc.	97	14
*	Orthofix Medical Inc.	279	14
	Cantel Medical Corp.	200	14
*	BioTelemetry Inc.	282	14
*	Assertio Therapeutics Inc.	4,500	13
*	PRA Health Sciences Inc.	151	13
	Meridian Bioscience Inc.	1,147	13
*	OraSure Technologies Inc.	1,549	13
	AmerisourceBergen Corp. Class A	161	13
*	Varian Medical Systems Inc.	97	12
*	United Therapeutics Corp.	143	12
	US Physical Therapy Inc.	107	12
*	STAAR Surgical Co.	492	11
*	Natus Medical Inc.	457	11
*	Lantheus Holdings Inc.	466	11
*	Genomic Health Inc.	210	11
*	Enanta Pharmaceuticals Inc.	106	10
*	Cross Country Healthcare Inc.	1,281	9
*	Amneal Pharmaceuticals Inc.	1,201	9
	Luminex Corp.	386	8
	STERIS plc	58	8
*	Intersect ENT Inc.	324	8
*	Heska Corp.	102	7
*	Lannett Co. Inc.	1,278	7
*	Amphastar Pharmaceuticals Inc.	328	6
*	AMN Healthcare Services Inc.	113	5
*	Glaukos Corp.	72	5
			2,782
Materials & Processing (3.6%)
	Sherwin-Williams Co.	162	68
*	BMC Stock Holdings Inc.	2,783	56
	Sonoco Products Co.	675	42
	Fastenal Co.	1,228	38
*	Trex Co. Inc.	581	35
	PolyOne Corp.	1,318	33
	Kronos Worldwide Inc.	2,528	32
	Materion Corp.	480	29
	Watsco Inc.	181	28
	Chase Corp.	275	28
*	Alcoa Corp.	1,171	25
	Quaker Chemical Corp.	133	24
	Acuity Brands Inc.	177	22
	Louisiana-Pacific Corp.	940	21
	Quanex Building Products Corp.	1,383	21
	Boise Cascade Co.	938	21
	Huntsman Corp.	1,178	20
	Apogee Enterprises Inc.	503	18
	Myers Industries Inc.	1,067	18
*	RBC Bearings Inc.	126	18
	Innospec Inc.	199	16
	DMC Global Inc.	237	16
*	Univar Inc.	752	15
	Advanced Drainage Systems Inc.	471	14
*	Verso Corp.	773	13
*	Veritiv Corp.	727	13
	Freeport-McMoRan Inc.	1,277	12
	Gold Resource Corp.	4,273	12
*	Builders FirstSource Inc.	754	11
	AAON Inc.	230	10
	Schnitzer Steel Industries Inc.	447	9
	Stepan Co.	104	9

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
	Greif Inc. Class A	219	8
	Reliance Steel & Aluminum Co.	93	8
	Balchem Corp.	85	8
	Comfort Systems USA Inc.	154	7
	Simpson Manufacturing Co. Inc.	119	7
*	Continental Building Products Inc.	264	6
	Insteel Industries Inc.	329	6
	Neenah Inc.	105	6
	Packaging Corp. of America	52	5
			808
Other (0.1%)
*	Check Point Software Technologies Ltd.	272	30

Producer Durables (16.0%)
	Southwest Airlines Co.	3,775	180
	Accenture plc Class A	791	141
	Boeing Co.	403	138
	Illinois Tool Works Inc.	833	116
	3M Co.	632	101
	AGCO Corp.	1,160	77
	Paychex Inc.	870	75
	Automatic Data Processing Inc.	448	72
	Mesa Laboratories Inc.	282	70
	Raytheon Co.	386	67
	AO Smith Corp.	1,658	67
	MSA Safety Inc.	643	64
	Honeywell International Inc.	381	63
	CSW Industrials Inc.	936	60
*	WESCO International Inc.	1,198	56
	Avery Dennison Corp.	538	56
*	FTI Consulting Inc.	659	55
	Nordson Corp.	404	51
	Schneider National Inc. Class B	2,953	50
*	TriNet Group Inc.	765	48
	Emerson Electric Co.	774	47
	Kaman Corp.	779	43
	MAXIMUS Inc.	581	41
	Lindsay Corp.	480	38
	Rockwell Automation Inc.	255	38
	Robert Half International Inc.	689	37
	Insperity Inc.	322	37
	Healthcare Services Group Inc.	1,068	34
	Curtiss-Wright Corp.	293	33
	Rollins Inc.	861	32
*	WageWorks Inc.	639	32
	ManpowerGroup Inc.	371	32
	Toro Co.	484	31
*	Aerovironment Inc.	486	31
	Kforce Inc.	900	31
	Astec Industries Inc.	1,042	31
	Expeditors International of Washington Inc.	432	30
	Dover Corp.	336	30
	Snap-on Inc.	185	29
*	Teledyne Technologies Inc.	121	28
	ArcBest Corp.	1,104	28
*	Vicor Corp.	904	27
	Franklin Electric Co. Inc.	602	26
	National Instruments Corp.	683	26
	Graco Inc.	556	26
	WW Grainger Inc.	100	26
	IDEX Corp.	171	26
	Pentair plc	742	26
*	Proto Labs Inc.	256	26
	CH Robinson Worldwide Inc.	321	26
	Systemax Inc.	1,218	25
	Lincoln Electric Holdings Inc.	297	23
*	Sykes Enterprises Inc.	881	22
	EMCOR Group Inc.	269	22
	Forward Air Corp.	383	21
	Landstar System Inc.	217	21
	Marten Transport Ltd.	1,178	21
	Littelfuse Inc.	122	20
	Oshkosh Corp.	275	20
	Tetra Tech Inc.	281	19
*	Astronics Corp.	465	19
	Tennant Co.	328	19
	HNI Corp.	557	18
	Watts Water Technologies Inc. Class A	225	18
	Old Dominion Freight Line Inc.	138	18
	Resources Connection Inc.	1,190	18
	Navigant Consulting Inc.	818	18
*	Zebra Technologies Corp.	103	18
	Albany International Corp. Class A	252	18
	Donaldson Co. Inc.	372	18
	Ennis Inc.	953	18
	Cummins Inc.	117	18
*	Vishay Precision Group Inc.	487	17

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
*	Mettler-Toledo International Inc.	23	17
	Triumph Group Inc.	853	17
	Hillenbrand Inc.	438	16
	ITT Inc.	282	16
	ICF International Inc.	214	16
*	HD Supply Holdings Inc.	358	15
	Actuant Corp. Class A	667	15
	Spirit AeroSystems Holdings Inc. Class A	182	15
*	Advanced Energy Industries Inc.	293	15
	Heartland Express Inc.	816	15
	Exponent Inc.	260	15
	Heidrick & Struggles International Inc.	476	14
	Kelly Services Inc. Class A	614	14
	Huntington Ingalls Industries Inc.	70	14
*	Saia Inc.	241	14
*	Keysight Technologies Inc.	188	14
*	Echo Global Logistics Inc.	694	14
*	DXP Enterprises Inc.	416	13
	Raven Industries Inc.	394	13
	UniFirst Corp.	81	13
*	TrueBlue Inc.	587	12
	John Bean Technologies Corp.	115	12
	Columbus McKinnon Corp.	324	12
	Federal Signal Corp.	485	12
	Allison Transmission Holdings Inc.	270	11
*	TriMas Corp.	381	11
	Deluxe Corp.	293	11
	Alamo Group Inc.	113	11
*	Casella Waste Systems Inc. Class A	277	11
*	Copart Inc.	143	10
*	Blue Bird Corp.	526	10
	Xylem Inc.	127	9
	Pitney Bowes Inc.	2,573	9
	EnPro Industries Inc.	160	9
*	Sterling Construction Co. Inc.	740	9
	Terex Corp.	327	9
	Badger Meter Inc.	161	8
*	Aegion Corp. Class A	576	8
	McGrath RentCorp	143	8
	Korn Ferry	184	8
	MSC Industrial Direct Co. Inc. Class A	109	8
	Brady Corp. Class A	152	7
	Quad/Graphics Inc.	826	7
	Textron Inc.	150	7
	Herman Miller Inc.	178	6
	Steelcase Inc. Class A	393	6
	Barrett Business Services Inc.	87	6
*	FARO Technologies Inc.	142	6
	JB Hunt Transport Services Inc.	72	6
	Stanley Black & Decker Inc.	43	5
	Werner Enterprises Inc.	192	5
	Knoll Inc.	253	5
	Encore Wire Corp.	93	5
			3,578
Technology (14.5%)
	Texas Instruments Inc.	2,397	250
	Intuit Inc.	856	210
	Apple Inc.	1,015	178
*	Facebook Inc. Class A	954	169
*	Micron Technology Inc.	4,108	134
	NVIDIA Corp.	929	126
	Intel Corp.	2,781	123
	International Business Machines Corp.	707	90
	Lam Research Corp.	507	89
*	Synopsys Inc.	459	53
	Maxim Integrated Products Inc.	1,010	53
	HP Inc.	2,735	51
	Monolithic Power Systems Inc.	405	47
	Cognex Corp.	1,136	46
*	Insight Enterprises Inc.	870	45
	Cognizant Technology Solutions Corp. Class A	693	43
*	Atlassian Corp. plc Class A	336	42
	ADTRAN Inc.	2,294	36
*	Nanometrics Inc.	1,260	36
*	Adobe Inc.	128	35
	DXC Technology Co.	723	34
*	Coherent Inc.	303	33
*	Arista Networks Inc.	130	32
*	EPAM Systems Inc.	183	32
*	GoDaddy Inc. Class A	413	31
*	Alarm.com Holdings Inc.	494	29
*	TechTarget Inc.	1,500	28
*	Tech Data Corp.	302	27
*	Altair Engineering Inc. Class A	711	27

U.S. Quality Factor ETF

			Market
			Value•
		Shares	($000)
*	Fortinet Inc.	369	27
*	HubSpot Inc.	145	25
	PC Connection Inc.	770	24
*	Alphabet Inc. Class A	22	24
	Citrix Systems Inc.	257	24
*	Cadence Design Systems Inc.	375	24
	NetApp Inc.	396	23
*	Qualys Inc.	263	23
*	Immersion Corp.	3,080	23
*	SPS Commerce Inc.	223	23
	Avnet Inc.	550	23
*	Blackline Inc.	436	22
*	PAR Technology Corp.	793	22
*	Manhattan Associates Inc.	336	22
*	Perficient Inc.	721	22
*	Groupon Inc. Class A	6,036	21
	VMware Inc. Class A	119	21
*	Appfolio Inc.	216	21
	Match Group Inc.	296	20
*	F5 Networks Inc.	147	19
*	iRobot Corp.	222	19
*	Paycom Software Inc.	88	19
*	Akamai Technologies Inc.	247	19
*	Yext Inc.	989	18
	Jabil Inc.	738	18
*	NCR Corp.	584	18
*	ePlus Inc.	250	18
	KEMET Corp.	1,110	18
	Dolby Laboratories Inc. Class A	281	17
	Amdocs Ltd.	285	17
*	Glu Mobile Inc.	2,085	17
	CDW Corp.	169	17
*	Cirrus Logic Inc.	445	17
	Xilinx Inc.	156	16
*	ANSYS Inc.	88	16
	NIC Inc.	978	16
*	Extreme Networks Inc.	2,728	15
*	IPG Photonics Corp.	122	15
*	Stratasys Ltd.	681	15
	Ubiquiti Networks Inc.	122	15
*	SMART Global Holdings Inc.	829	14
	Progress Software Corp.	342	14
*	Acacia Communications Inc.	284	13
	Skyworks Solutions Inc.	197	13
*	Calix Inc.	2,153	13
*	Semtech Corp.	320	13
*	SecureWorks Corp. Class A	857	13
*	3D Systems Corp.	1,534	12
*	CommVault Systems Inc.	269	12
*	Tucows Inc. Class A	209	12
*	NETGEAR Inc.	488	12
*	Workiva Inc.	219	12
*	Yelp Inc. Class A	396	12
*	NetScout Systems Inc.	439	11
*	Diebold Nixdorf Inc.	1,236	11
	Monotype Imaging Holdings Inc.	627	10
	Teradyne Inc.	239	10
	Power Integrations Inc.	154	10
*	Casa Systems Inc.	1,416	8
*	TrueCar Inc.	1,200	8
*	Cargurus Inc.	215	7
*	Diodes Inc.	222	7
*	Qorvo Inc.	111	7
*	Rudolph Technologies Inc.	293	7
*	Teradata Corp.	188	6
*	Virtusa Corp.	145	6
*	MicroStrategy Inc. Class A	45	6
	Activision Blizzard Inc.	134	6
	Universal Display Corp.	38	6
*	ShotSpotter Inc.	118	5
*	A10 Networks Inc.	843	5
*	Amkor Technology Inc.	763	5
	LogMeIn Inc.	66	5
			3,233
Utilities (0.1%)
	j2 Global Inc.	110	10
*	8x8 Inc.	338	8
			18
Total Common Stocks (Cost $23,275)			22,209
Temporary Cash Investment (0.4%)[1]
Money Market Fund (0.4%)
2	Vanguard Market Liquidity Fund, 2.527% (Cost $99)	989	99
Total Investments (99.8%) (Cost $23,374)			22,308

U.S. Quality Factor ETF

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	1
Receivables for Accrued Income	31
Other Assets[3]	8
Total Other Assets	40
Liabilities
Payables to Vanguard	(1)
Variation Margin Payable—Futures Contracts	(2)
Total Liabilities	(3)
Net Assets (100%)
Applicable to 300,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,345
Net Asset Value Per Share	$74.48

At May 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	23,312
Total Distributable Earnings (Loss)	(967)
Net Assets	22,345

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Cash of $8,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	1	73	(3)
Micro E-mini S&P 500 Index	June 2019	4	55	(2)
				(5)

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Dividends	181
Interest[1]	1
Total Income	182
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	12
Marketing and Distribution	—
Custodian Fees	1
Shareholders’ Reports	1
Total Expenses	14
Net Investment Income	168
Realized Net Gain (Loss)
Investment Securities Sold[1]	52
Futures Contracts	1
Realized Net Gain (Loss)	53
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(840)
Futures Contracts	(5)
Change in Unrealized Appreciation (Depreciation)[1]	(845)
Net Increase (Decrease) in Net Assets Resulting from Operations	(624)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Statement of Changes in Net Assets

		February 13,
	Six Months Ended	2018[1] to
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	168	123
Realized Net Gain (Loss)	53	(19)
Change in Unrealized Appreciation (Depreciation)	(845)	(226)
Net Increase (Decrease) in Net Assets Resulting from Operations	(624)	(122)
Distributions
Net Investment Income	(148)	(73)
Realized Capital Gain	—	—
Total Distributions	(148)	(73)
Capital Share Transactions
Issued	5,436	17,876
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	5,436	17,876
Total Increase (Decrease)	4,664	17,681
Net Assets
Beginning of Period	17,681	—
End of Period	22,345	17,681

1   Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Financial Highlights

	Six Months	Feb. 13,
	Ended	2018[1] to
	May 31,	Nov. 30,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$78.58	$75.00
Investment Operations
Net Investment Income[2]	.607	.899
Net Realized and Unrealized Gain (Loss) on Investments	(4.130)	3.266
Total from Investment Operations	(3.523)	4.165
Distributions
Dividends from Net Investment Income	(.577)	(.585)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.577)	(.585)
Net Asset Value, End of Period	$74.48	$78.58

Total Return	-4.47%	5.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22	$18
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[3,4]
Ratio of Net Investment Income to Average Net Assets	1.49%	1.40%[3]
Portfolio Turnover Rate	94%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

4   The ratio of total expenses to average net assets before an expense reduction of 0.04% was 0.17%. The fund incurred higher than anticipated expenses, in which Vanguard voluntarily agreed to assume payment of certain expenses. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF

Notes to Financial Statements

Vanguard U.S. Quality Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended November 30, 2018, and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

U.S. Quality Factor ETF

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,000, representing 0.00% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

U.S. Quality Factor ETF

D.           As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	23,374
Gross Unrealized Appreciation	1,404
Gross Unrealized Depreciation	(2,475)
Net Unrealized Appreciation (Depreciation)	(1,071)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses totaling $19,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carry-forward balance above.

E.           During the six months ended May 31, 2019, the fund purchased $15,379,000 of investment securities and sold $9,943,000 of investment securities, other than temporary cash investments.

F.            Capital shares issued and redeemed were:

	Six Months Ended	February 13, 2018[1] to
	May 31, 2019	November 30, 2018
	Shares	Shares
	(000)	(000)
Issued	75	225
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	75	225

1 Inception.

At May 31, 2019, one shareholder was the record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.          Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

U.S. Value Factor ETF

Sector Diversification

As of May 31, 2019

Consumer Discretionary	16.2%
Consumer Staples	3.6
Energy	13.3
Financial Services	27.1
Health Care	4.9
Materials & Processing	7.6
Producer Durables	13.6
Technology	7.2
Utilities	6.5

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

U.S. Value Factor ETF

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (16.2%)
	Ford Motor Co.	46,737	445
	General Motors Co.	11,217	374
	Carnival Corp.	6,645	340
	Target Corp.	4,103	330
	Comcast Corp. Class A	4,693	192
	Goodyear Tire & Rubber Co.	9,319	125
	PulteGroup Inc.	3,767	117
	L Brands Inc.	5,103	115
*	DISH Network Corp. Class A	3,077	111
	Toll Brothers Inc.	3,129	109
	Penske Automotive Group Inc.	2,509	107
*	Discovery Communications Inc. Class A	3,875	106
	BorgWarner Inc.	2,938	104
	Lear Corp.	866	103
*	Weight Watchers International Inc.	5,622	97
*	AutoNation Inc.	2,448	97
*	Norwegian Cruise Line Holdings Ltd.	1,729	95
	Royal Caribbean Cruises Ltd.	759	92
	Macy’s Inc.	4,474	92
	Viacom Inc. Class B	3,160	92
	Thor Industries Inc.	1,724	89
	eBay Inc.	2,441	88
*	Mohawk Industries Inc.	641	87
	Sinclair Broadcast Group Inc. Class A	1,576	85
*	Party City Holdco Inc.	10,434	82
	Ethan Allen Interiors Inc.	3,835	81
*	Barnes & Noble Education Inc.	25,307	80
*	American Axle & Manufacturing Holdings Inc.	7,928	80
	Kohl’s Corp.	1,576	78
	Lithia Motors Inc. Class A	675	77
*	Genesco Inc.	1,713	77
	Group 1 Automotive Inc.	1,044	75
*	Michaels Cos. Inc.	8,074	74
	Hyatt Hotels Corp. Class A	1,000	72
	Jack in the Box Inc.	866	72
	Superior Industries International Inc.	19,237	71
	Graham Holdings Co. Class B	104	71
	Brinker International Inc.	1,838	69
	Foot Locker Inc.	1,747	69
	KB Home	2,716	68
*	Fossil Group Inc.	6,939	68
*	Liberty Media Corp-Liberty SiriusXM Class C	1,851	67
*	Urban Outfitters Inc.	2,974	67
	Entercom Communications Corp. Class A	11,389	66
*	Capri Holdings Ltd.	2,011	65
	Tupperware Brands Corp.	3,502	65
	Tapestry Inc.	2,280	65
*	Liberty Global plc	2,655	64
*	Cooper-Standard Holdings Inc.	1,652	64
*	MarineMax Inc.	4,010	63
	MDC Holdings Inc.	1,972	62
	Aramark	1,780	62
	AMERCO	168	62
*	Meritor Inc.	3,060	62
	TEGNA Inc.	4,057	61
	Harley-Davidson Inc.	1,870	61
	Carriage Services Inc. Class A	3,351	61
*	MSG Networks Inc.	2,850	60
	Sonic Automotive Inc. Class A	3,358	59
*	Hibbett Sports Inc.	2,643	58
	Dana Inc.	3,989	58
*	Eros International plc	7,426	57

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	New Media Investment Group Inc.	6,163	57
*	WideOpenWest Inc.	7,616	57
*	Qurate Retail Group Inc. QVC Group Class A	4,496	56
*	Meritage Homes Corp.	1,115	56
*	Cars.com Inc.	2,633	56
	Dick’s Sporting Goods Inc.	1,604	55
*	Universal Electronics Inc.	1,404	55
	Tower International Inc.	3,109	54
*	Sally Beauty Holdings Inc.	3,523	54
*	Hertz Global Holdings Inc.	3,687	52
	Aaron’s Inc.	974	52
*	TRI Pointe Group Inc.	4,097	50
	Autoliv Inc.	817	50
	Williams-Sonoma Inc.	858	50
	Bed Bath & Beyond Inc.	3,930	50
	Cato Corp. Class A	4,000	50
	Big Lots Inc.	1,741	48
	Citi Trends Inc.	3,487	48
*	Hudson Ltd. Class A	3,404	46
*	M/I Homes Inc.	1,623	44
*	Rent-A-Center Inc.	1,848	44
*	G-III Apparel Group Ltd.	1,699	44
	PVH Corp.	506	43
	Gannett Co. Inc.	5,400	42
	Ralph Lauren Corp. Class A	403	42
	Dine Brands Global Inc.	446	42
	Abercrombie & Fitch Co.	2,427	42
	National CineMedia Inc.	6,348	42
*	Beazer Homes USA Inc.	4,568	42
	Nexstar Media Group Inc. Class A	412	41
*	Golden Entertainment Inc.	3,187	41
	Winnebago Industries Inc.	1,271	41
	Adient plc	2,345	40
	Dillard’s Inc. Class A	713	40
*	Conn’s Inc.	2,237	40
	Cooper Tire & Rubber Co.	1,444	40
*	MasterCraft Boat Holdings Inc.	2,003	40
	Shoe Carnival Inc.	1,547	40
	Boyd Gaming Corp.	1,658	40
	Gap Inc.	2,111	39
	Signet Jewelers Ltd.	2,079	39
	AMC Entertainment Holdings Inc. Class A	3,234	39
	Chico’s FAS Inc.	11,348	38
*	Skechers U.S.A. Inc. Class A	1,344	38
*	Stamps.com Inc.	1,117	37
	Lions Gate Entertainment Corp. Class A	2,493	37
	CBS Corp. Class B	755	36
*	Zumiez Inc.	1,835	36
	Extended Stay America Inc.	2,071	36
*	Del Taco Restaurants Inc.	3,223	35
*	Fiesta Restaurant Group Inc.	2,458	35
	Lennar Corp. Class A	699	35
	American Eagle Outfitters Inc.	1,980	34
	Office Depot Inc.	17,492	34
*	Avis Budget Group Inc.	1,200	34
*	Taylor Morrison Home Corp. Class A	1,691	34
	Interpublic Group of Cos. Inc.	1,581	34
	Movado Group Inc.	1,247	32
*	Express Inc.	10,664	32
*	William Lyon Homes Class A	1,729	32
*	Red Robin Gourmet Burgers Inc.	1,233	32
	Emerald Expositions Events Inc.	2,663	31
	Brunswick Corp.	744	31
*	Tribune Publishing Co.	3,141	31
	Nordstrom Inc.	977	31
	Six Flags Entertainment Corp.	616	30
	Tilly’s Inc. Class A	3,730	29
	Matthews International Corp. Class A	852	29
	Cinemark Holdings Inc.	755	29
	Whirlpool Corp.	249	29
	Buckle Inc.	1,822	27
	Gentex Corp.	1,272	27
*	Century Communities Inc.	996	27
*	Pier 1 Imports Inc.	45,194	26
*	Gray Television Inc.	1,489	26
	Caleres Inc.	1,343	25
*	American Woodmark Corp.	343	25
	J. Jill Inc.	16,211	24
*	Francesca’s Holdings Corp.	48,099	23
*	Vera Bradley Inc.	2,087	23

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Scholastic Corp.	642	21
*	LKQ Corp.	762	20
*	ZAGG Inc.	2,798	19
	Children’s Place Inc.	192	18
*	Nautilus Inc.	6,592	18
	MGM Resorts International	693	17
	Johnson Outdoors Inc. Class A	207	15
	Big 5 Sporting Goods Corp.	7,479	15
	Entravision Communications Corp. Class A	5,036	15
*	Ascena Retail Group Inc.	13,024	14
	GameStop Corp. Class A	1,740	13
	Acushnet Holdings Corp.	477	11
*	JC Penney Co. Inc.	12,952	11
	Nielsen Holdings plc	483	11
*	AMC Networks Inc. Class A	188	10
			9,520
Consumer Staples (3.6%)
	CVS Health Corp.	6,832	358
	Walgreens Boots Alliance Inc.	7,049	348
	Constellation Brands Inc. Class A	951	168
	Tyson Foods Inc. Class A	1,526	116
	Kraft Heinz Co.	3,548	98
	Kroger Co.	3,509	80
	Molson Coors Brewing Co. Class B	1,332	73
*	GNC Holdings Inc. Class A	49,670	69
*	Hostess Brands Inc. Class A	4,849	65
	SpartanNash Co.	5,606	65
	Archer-Daniels-Midland Co.	1,655	63
	Vector Group Ltd.	6,969	62
	Bunge Ltd.	1,184	62
*	Pilgrim’s Pride Corp.	2,113	54
	Ingredion Inc.	679	52
	Ingles Markets Inc. Class A	1,713	51
	B&G Foods Inc.	2,220	49
	Altria Group Inc.	978	48
	Weis Markets Inc.	1,135	43
*	Edgewell Personal Care Co.	1,373	39
	Andersons Inc.	1,296	35
*	US Foods Holding Corp.	834	29
	Fresh Del Monte Produce Inc.	1,146	29
*	United Natural Foods Inc.	2,570	26
	Universal Corp.	371	21
*	Post Holdings Inc.	166	17
*	Diplomat Pharmacy Inc.	2,390	11
	Philip Morris International Inc.	120	9
			2,140
Energy (13.2%)
	Phillips 66	4,294	347
	ConocoPhillips	5,488	324
	Valero Energy Corp.	4,560	321
	Chevron Corp.	2,715	309
	Marathon Petroleum Corp.	6,082	280
	Kinder Morgan Inc.	13,219	264
	Occidental Petroleum Corp.	5,180	258
	Exxon Mobil Corp.	3,537	250
	EOG Resources Inc.	2,256	185
	Halliburton Co.	8,655	184
	Pioneer Natural Resources Co.	1,145	163
	Schlumberger Ltd.	3,926	136
*	Whiting Petroleum Corp.	7,012	129
*	Antero Resources Corp.	16,688	110
*	Denbury Resources Inc.	69,881	101
	PBF Energy Inc. Class A	3,802	100
	Cimarex Energy Co.	1,736	99
*	Chesapeake Energy Corp.	50,929	98
*	Carrizo Oil & Gas Inc.	9,308	95
	Murphy Oil Corp.	3,774	94
*	Laredo Petroleum Inc.	33,735	89
*	California Resources Corp.	5,465	88
	EQT Corp.	4,739	87
	Valvoline Inc.	4,949	86
*	Parsley Energy Inc. Class A	4,792	85
*	CNX Resources Corp.	11,003	85
*	Ring Energy Inc.	23,896	85
*	Callon Petroleum Co.	13,392	84
	Mammoth Energy Services Inc.	7,846	82
*	Extraction Oil & Gas Inc.	24,084	82
*	Gulfport Energy Corp.	14,652	80
	Delek US Holdings Inc.	2,615	80
*	Centennial Resource Development Inc. Class A	9,847	78
*	Penn Virginia Corp.	2,541	77

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
*	Southwestern Energy Co.	21,307	76
*	Unit Corp.	7,939	76
	HollyFrontier Corp.	1,996	76
*	W&T Offshore Inc.	17,189	72
	Warrior Met Coal Inc.	2,767	71
*	Par Pacific Holdings Inc.	3,621	71
*	Select Energy Services Inc. Class A	6,602	71
*	Oasis Petroleum Inc.	13,519	70
*	Bonanza Creek Energy Inc.	3,497	68
	Marathon Oil Corp.	5,132	67
*	SandRidge Energy Inc.	9,790	67
*	SRC Energy Inc.	13,875	66
*	Matador Resources Co.	3,971	65
	Peabody Energy Corp.	2,746	65
	Range Resources Corp.	8,191	64
*	Abraxas Petroleum Corp.	66,082	63
	Liberty Oilfield Services Inc. Class A	4,830	62
*	SunCoke Energy Inc.	8,128	60
	SM Energy Co.	4,948	58
*	HighPoint Resources Corp.	30,166	56
	Baker Hughes a GE Co. Class A	2,626	56
*	Exterran Corp.	4,065	56
*	Vivint Solar Inc.	8,012	52
	Concho Resources Inc.	529	52
*	WPX Energy Inc.	4,741	51
*	McDermott International Inc.	8,372	51
	Arch Coal Inc. Class A	555	49
*	Smart Sand Inc.	14,171	47
*	Matrix Service Co.	2,579	47
*	Talos Energy Inc.	1,952	46
	Diamondback Energy Inc.	463	45
	CVR Energy Inc.	1,059	45
*	ProPetro Holding Corp.	2,249	44
*	Northern Oil and Gas Inc.	21,802	43
	Patterson-UTI Energy Inc.	4,009	43
*	CONSOL Energy Inc.	1,617	42
*	PDC Energy Inc.	1,365	42
*	Continental Resources Inc.	1,170	41
	Solaris Oilfield Infrastructure Inc. Class A	2,815	40
	World Fuel Services Corp.	1,292	38
*	Jagged Peak Energy Inc.	4,479	37
	Archrock Inc.	4,173	37
*	Sunrun Inc.	2,337	37
	Devon Energy Corp.	1,413	36
*	Newpark Resources Inc.	4,982	35
*	Helix Energy Solutions Group Inc.	5,028	34
*	Renewable Energy Group Inc.	2,006	31
	Noble Energy Inc.	1,419	30
*	C&J Energy Services Inc.	2,540	30
	SemGroup Corp. Class A	2,307	29
*	REX American Resources Corp.	405	27
*	Diamond Offshore Drilling Inc.	2,928	23
	Nabors Industries Ltd.	9,173	22
	Green Plains Inc.	1,532	20
	Apache Corp.	646	17
*	Alta Mesa Resources Inc. Class A	111,695	16
*	Basic Energy Services Inc.	5,508	10
*	FTS International Inc.	1,614	10
*	Halcon Resources Corp.	42,155	9
			7,779
Financial Services (26.9%)
	Prudential Financial Inc.	4,176	386
	American International Group Inc.	7,168	366
	MetLife Inc.	7,656	354
	JPMorgan Chase & Co.	3,171	336
	Citigroup Inc.	5,249	326
	Capital One Financial Corp.	3,692	317
	Goldman Sachs Group Inc.	1,723	314
	PNC Financial Services Group Inc.	2,241	285
	Morgan Stanley	6,910	281
	Allstate Corp.	2,941	281
	Bank of America Corp.	10,414	277
	State Street Corp.	4,876	269
	Wells Fargo & Co.	5,923	263
	US Bancorp	5,116	257
	BB&T Corp.	4,842	226
	Bank of New York Mellon Corp.	4,881	208
	Chubb Ltd.	1,255	183
	Travelers Cos. Inc.	1,050	153
	Aflac Inc.	2,875	147
	BlackRock Inc.	332	138
	Radian Group Inc.	5,757	129
	OneMain Holdings Inc.	4,211	126
	Loews Corp.	2,449	126
	Hartford Financial Services Group Inc.	2,260	119

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Reinsurance Group of America Inc. Class A	738	109
	Everest Re Group Ltd.	431	107
*	Essent Group Ltd.	2,206	104
	Santander Consumer USA Holdings Inc.	4,454	100
	Stifel Financial Corp.	1,848	99
	CNO Financial Group Inc.	6,210	98
	Ally Financial Inc.	3,280	95
	Navient Corp.	7,257	95
	Torchmark Corp.	1,093	93
	Lincoln National Corp.	1,548	92
*	Athene Holding Ltd. Class A	2,259	92
	M&T Bank Corp.	570	91
	Cadence BanCorp Class A	4,903	91
	Sterling Bancorp	4,620	89
	Axis Capital Holdings Ltd.	1,482	88
	Synchrony Financial	2,603	88
	Principal Financial Group Inc.	1,668	86
	Citizens Financial Group Inc.	2,620	85
	AXA Equitable Holdings Inc.	4,130	85
	TD Ameritrade Holding Corp.	1,705	85
	United Bankshares Inc.	2,342	84
*	Texas Capital Bancshares Inc.	1,453	83
	IBERIABANK Corp.	1,141	82
	Popular Inc.	1,550	81
	Voya Financial Inc.	1,568	80
	CIT Group Inc.	1,665	79
	Bank OZK	2,667	77
	Simmons First National Corp. Class A	3,376	77
	Fifth Third Bancorp	2,889	77
*	Enstar Group Ltd.	464	76
	ConnectOne Bancorp Inc.	3,625	76
*	MGIC Investment Corp.	5,544	75
*	Brighthouse Financial Inc.	2,106	75
	First American Financial Corp.	1,425	74
	Assurant Inc.	736	74
*	Customers Bancorp Inc.	3,696	73
	Cathay General Bancorp	2,162	73
	FGL Holdings	9,129	73
	Unum Group	2,271	71
*	Cowen Inc. Class A	4,696	71
	Franklin Resources Inc.	2,220	71
	Janus Henderson Group plc	3,405	69
	Invesco Ltd.	3,484	68
	Nelnet Inc. Class A	1,129	67
	KeyCorp	4,068	65
	Assured Guaranty Ltd.	1,577	64
*	Encore Capital Group Inc.	1,873	64
	Chemical Financial Corp.	1,692	64
	Office Properties Income Trust	2,595	62
	Huntington Bancshares Inc.	4,903	62
	Meta Financial Group Inc.	2,361	62
	Piper Jaffray Cos.	871	62
*	Western Alliance Bancorp	1,493	61
	Regions Financial Corp.	4,425	61
*	HomeStreet Inc.	2,148	61
	Pinnacle Financial Partners Inc.	1,151	61
	Home BancShares Inc.	3,469	61
	Pacific Premier Bancorp Inc.	2,118	60
	American National Insurance Co.	527	60
	Discover Financial Services	799	60
	Washington Federal Inc.	1,878	59
	South State Corp.	890	59
	Hancock Whitney Corp.	1,533	58
	Signature Bank	500	57
	Umpqua Holdings Corp.	3,573	57
	FNB Corp.	5,161	57
	Hanmi Financial Corp.	2,721	56
	Jones Lang LaSalle Inc.	448	56
	Wintrust Financial Corp.	820	56
	Old Republic International Corp.	2,518	56
	First Horizon National Corp.	4,091	55
	Dime Community Bancshares Inc.	3,077	55
	Alliance Data Systems Corp.	396	54
	American Financial Group Inc.	554	54
	Legg Mason Inc.	1,501	53
	Associated Banc-Corp	2,698	53
	Peapack Gladstone Financial Corp.	1,963	53
	Lakeland Bancorp Inc.	3,426	53

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Great Western Bancorp Inc.	1,695	53
	New York Community Bancorp Inc.	5,218	52
	Sabra Health Care REIT Inc.	2,633	51
	First Foundation Inc.	3,862	51
	iStar Inc.	4,592	51
	Boston Private Financial Holdings Inc.	4,929	51
	Hope Bancorp Inc.	3,897	50
	Synovus Financial Corp.	1,564	50
	UMB Financial Corp.	807	50
	PacWest Bancorp	1,369	50
	Virtus Investment Partners Inc.	484	49
*	Bancorp Inc.	5,516	49
	Raymond James Financial Inc.	594	49
	BankUnited Inc.	1,491	48
	Industrial Logistics Properties Trust	2,549	48
	National Western Life Group Inc. Class A	180	48
	First Citizens BancShares Inc. Class A	114	48
	Ameris Bancorp	1,346	47
	Jefferies Financial Group Inc.	2,687	47
	East West Bancorp Inc.	1,111	47
*	Berkshire Hathaway Inc. Class B	240	47
	Heritage Insurance Holdings Inc.	3,205	47
	Preferred Bank	1,065	47
	CenterState Bank Corp.	2,123	46
	Banco Latinoamericano de Comercio Exterior SA	2,314	46
*	Third Point Reinsurance Ltd.	4,518	46
	American Equity Investment Life Holding Co.	1,616	46
	United Financial Bancorp Inc.	3,506	46
	Valley National Bancorp	4,646	46
*	Arch Capital Group Ltd.	1,321	45
	Affiliated Managers Group Inc.	529	44
	Banc of California Inc.	3,337	44
	Realogy Holdings Corp.	6,220	44
	Zions Bancorp NA	1,022	44
	Brookline Bancorp Inc.	2,990	43
	Midland States Bancorp Inc.	1,745	43
	LegacyTexas Financial Group Inc.	1,169	43
	PennyMac Financial Services Inc.	1,976	42
	First Hawaiian Inc.	1,682	42
	Comerica Inc.	608	42
*	Ambac Financial Group Inc.	2,743	42
	Charles Schwab Corp.	1,001	42
*	EZCORP Inc. Class A	4,719	41
	Enterprise Financial Services Corp.	1,049	41
	BOK Financial Corp.	546	41
	SLM Corp.	4,275	41
	E*TRADE Financial Corp.	906	41
*	Greenlight Capital Re Ltd. Class A	3,963	40
	Provident Financial Services Inc.	1,681	40
	People’s United Financial Inc.	2,574	40
	Jernigan Capital Inc.	1,843	39
	Trustmark Corp.	1,182	38
	JBG SMITH Properties	936	37
	Columbia Banking System Inc.	1,102	37
	Hilltop Holdings Inc.	1,822	37
	Renasant Corp.	1,079	36
	Horace Mann Educators Corp.	899	36
*	Mr Cooper Group Inc.	4,807	36
*	SVB Financial Group	177	36
	Apple Hospitality REIT Inc.	2,308	36
	CNA Financial Corp.	787	35
	Univest Financial Corp.	1,478	35
	International Bancshares Corp.	966	35
*	Equity Bancshares Inc. Class A	1,415	35
*	Everi Holdings Inc.	3,152	35
	Ameriprise Financial Inc.	253	35
	Berkshire Hills Bancorp Inc.	1,166	34
*	Alleghany Corp.	51	34
	OFG Bancorp	1,798	34
	S&T Bancorp Inc.	890	34
	Oppenheimer Holdings Inc. Class A	1,348	33
*	PRA Group Inc.	1,199	33
	Prosperity Bancshares Inc.	506	33

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Walker & Dunlop Inc.	650	33
	RenaissanceRe Holdings Ltd.	185	32
	National General Holdings Corp.	1,419	32
	Federal Agricultural Mortgage Corp.	469	32
	Sandy Spring Bancorp Inc.	981	32
	Bank of NT Butterfield & Son Ltd.	938	31
	First Financial Bancorp	1,371	31
*	Altisource Portfolio Solutions SA	1,507	30
	Newmark Group Inc. Class A	3,792	30
	Oritani Financial Corp.	1,864	30
	First Busey Corp.	1,200	30
	Franklin Financial Network Inc.	1,123	29
*	TriState Capital Holdings Inc.	1,419	29
	Investors Bancorp Inc.	2,802	29
	BBX Capital Corp. Class A	7,128	29
	Webster Financial Corp.	645	29
*	MoneyGram International Inc.	20,421	28
	FB Financial Corp.	791	28
	First Merchants Corp.	819	27
	Hanover Insurance Group Inc.	219	27
*	CoreLogic Inc.	670	26
	First BanCorp (XNYS)	2,515	25
*	Cardtronics plc Class A	824	25
	Flagstar Bancorp Inc.	773	24
	First Interstate BancSystem Inc. Class A	652	24
	Heritage Commerce Corp.	2,001	24
	Waddell & Reed Financial Inc. Class A	1,452	23
	GAIN Capital Holdings Inc.	5,929	23
	Opus Bank	1,086	22
	Veritex Holdings Inc.	830	21
	United Community Banks Inc.	794	21
*	Axos Financial Inc.	770	21
	Old National Bancorp	1,315	21
	First BanCorp (XNGS)	579	20
	OceanFirst Financial Corp.	843	20
	First Commonwealth Financial Corp.	1,524	19
	Bryn Mawr Bank Corp.	519	19
	BancorpSouth Bank	700	19
	WesBanco Inc.	527	19
	NorthStar Realty Europe Corp.	1,125	19
*	Triumph Bancorp Inc.	658	18
	Carolina Financial Corp.	541	18
	Heartland Financial USA Inc.	424	17
	Eagle Bancorp Inc.	324	17
	First Midwest Bancorp Inc.	878	17
	Independent Bank Group Inc.	324	17
*	NMI Holdings Inc. Class A	596	16
	BGC Partners Inc. Class A	3,439	16
*	On Deck Capital Inc.	3,382	14
	HCI Group Inc.	330	13
*	Enova International Inc.	602	13
	Towne Bank	477	12
	Argo Group International Holdings Ltd.	165	12
	Banner Corp.	186	9
	Maiden Holdings Ltd.	15,339	8
			15,890
Health Care (4.9%)
	HCA Healthcare Inc.	3,303	400
	Cigna Corp.	2,208	327
*	Biogen Inc.	1,353	297
	Gilead Sciences Inc.	3,023	188
	Allergan plc	1,059	129
*	Laboratory Corp. of America Holdings	547	89
*	United Therapeutics Corp.	1,048	88
	Bristol-Myers Squibb Co.	1,673	76
	Universal Health Services Inc. Class B	628	75
*	Jazz Pharmaceuticals plc	573	72
	National HealthCare Corp.	924	72
*	Acadia Healthcare Co. Inc.	2,210	71
*	MEDNAX Inc.	2,851	70
*	Premier Inc. Class A	1,855	68
	Perrigo Co. plc	1,566	66
*	Tenet Healthcare Corp.	2,989	60
	Cardinal Health Inc.	1,389	58
*	American Renal Associates Holdings Inc.	8,871	58
*	DaVita Inc.	1,322	57
*	Mylan NV	3,179	53
*	Syneos Health Inc.	1,171	48
*	Magellan Health Inc.	658	43
*	Lannett Co. Inc.	7,859	41

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
	Patterson Cos. Inc.	1,934	41
	Anthem Inc.	139	39
	Quest Diagnostics Inc.	396	38
	Owens & Minor Inc.	12,853	35
*	Assertio Therapeutics Inc.	11,741	34
*	Avanos Medical Inc.	867	33
*	PDL BioPharma Inc.	11,122	31
*	Select Medical Holdings Corp.	2,070	29
*	Innoviva Inc.	1,983	27
*	Tivity Health Inc.	1,445	26
*	Prestige Consumer Healthcare Inc.	845	25
*	Triple-S Management Corp. Class B	933	23
*	Mallinckrodt plc	1,605	14
			2,901
Materials & Processing (7.6%)
	DowDuPont Inc.	11,308	345
	LyondellBasell Industries NV Class A	4,376	325
	Westlake Chemical Corp.	2,113	121
	Olin Corp.	5,900	116
	United States Steel Corp.	9,359	111
	Huntsman Corp.	6,116	106
	Eastman Chemical Co.	1,493	97
	GrafTech International Ltd.	9,098	90
	Owens Corning	1,773	86
	Mosaic Co.	3,946	85
	Nucor Corp.	1,763	85
	Rayonier Advanced Materials Inc.	12,858	84
	Steel Dynamics Inc.	3,295	83
	Southern Copper Corp.	2,349	79
	International Paper Co.	1,827	76
	Reliance Steel & Aluminum Co.	896	75
	PH Glatfelter Co.	4,744	69
	Schweitzer-Mauduit International Inc.	2,201	69
	Graphic Packaging Holding Co.	5,293	69
	Westrock Co.	2,108	69
	Chemours Co.	3,190	67
	Freeport-McMoRan Inc.	6,828	66
	Eagle Materials Inc.	751	65
	Trinseo SA	1,721	63
*	GMS Inc.	3,708	62
	Albemarle Corp.	975	62
	Kronos Worldwide Inc.	4,893	62
	Louisiana-Pacific Corp.	2,689	61
*	Builders FirstSource Inc.	4,332	61
	Dow Inc.	1,299	61
	Carpenter Technology Corp.	1,457	59
*	Clearwater Paper Corp.	3,530	57
	Packaging Corp. of America	635	56
	Timken Co.	1,270	56
*	Alcoa Corp.	2,517	53
	Innophos Holdings Inc.	2,004	53
	Cabot Corp.	1,311	52
	Tronox Holdings plc Class A	5,472	51
	Owens-Illinois Inc.	3,120	50
	Minerals Technologies Inc.	938	49
*	US Concrete Inc.	1,036	48
*	Verso Corp.	2,800	48
*	BMC Stock Holdings Inc.	2,393	48
	Schnitzer Steel Industries Inc.	2,215	47
*	Kraton Corp.	1,903	47
	Apogee Enterprises Inc.	1,226	44
*	Element Solutions Inc.	4,648	44
*	Patrick Industries Inc.	1,067	43
	Gold Resource Corp.	14,795	42
	Celanese Corp. Class A	436	41
	Greif Inc. Class A	1,160	41
*	Summit Materials Inc. Class A	2,832	40
	CF Industries Holdings Inc.	895	36
	Belden Inc.	686	35
	Griffon Corp.	2,341	34
	Boise Cascade Co.	1,469	33
	Domtar Corp.	725	30
	Commercial Metals Co.	2,265	30
	NN Inc.	3,815	29
	Quanex Building Products Corp.	1,880	29
	Cleveland-Cliffs Inc.	3,319	29
*	Intrepid Potash Inc.	8,488	27
*	AdvanSix Inc.	1,027	25
*	Cornerstone Building Brands Inc.	5,255	23
	Hecla Mining Co.	17,319	23
*	PQ Group Holdings Inc.	1,439	22
*	AK Steel Holding Corp.	12,068	21
*	Continental Building Products Inc.	839	19
*	Masonite International Corp.	389	18
	Worthington Industries Inc.	518	18

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
*	Veritiv Corp.	995	18
	Haynes International Inc.	514	15
*	Unifi Inc.	717	13
			4,466
Producer Durables (13.5%)
	Delta Air Lines Inc.	6,581	339
	FedEx Corp.	2,109	325
	Southwest Airlines Co.	6,324	301
	Eaton Corp. plc	3,553	265
	Johnson Controls International plc	5,599	216
*	Conduent Inc.	22,619	201
	United Technologies Corp.	1,400	177
	Norfolk Southern Corp.	878	171
	Caterpillar Inc.	1,353	162
	Deere & Co.	780	109
	Xerox Corp.	3,380	103
	Air Lease Corp. Class A	2,871	103
	Cummins Inc.	682	103
*	JetBlue Airways Corp.	5,905	102
*	XPO Logistics Inc.	1,918	100
*	United Rentals Inc.	879	97
*	United Continental Holdings Inc.	1,243	97
*	AerCap Holdings NV	2,118	95
	Ryder System Inc.	1,838	93
*	US Xpress Enterprises Inc. Class A	16,736	91
	Arconic Inc.	3,932	86
	KBR Inc.	3,657	81
*	Gates Industrial Corp. plc	7,203	81
*	Atlas Air Worldwide Holdings Inc.	2,289	81
*	AECOM	2,527	81
*	Navistar International Corp.	2,493	78
	RR Donnelley & Sons Co.	34,543	77
	Oshkosh Corp.	1,067	76
	Alaska Air Group Inc.	1,298	76
	ADT Inc.	12,836	75
	Knight-Swift Transportation Holdings Inc.	2,622	72
	Kelly Services Inc. Class A	3,004	71
*	Spirit Airlines Inc.	1,524	70
*	Colfax Corp.	2,788	70
	Hawaiian Holdings Inc.	2,797	70
*	Modine Manufacturing Co.	5,395	69
	SkyWest Inc.	1,179	69
*	WESCO International Inc.	1,472	69
*	Wesco Aircraft Holdings Inc.	6,822	67
	Copa Holdings SA Class A	735	66
	Aircastle Ltd.	3,382	66
*	MasTec Inc.	1,354	63
*	Genesee & Wyoming Inc. Class A	659	63
	GasLog Ltd.	4,340	63
	Trinity Industries Inc.	3,238	62
	AGCO Corp.	918	61
	Costamare Inc.	11,934	61
*	Lydall Inc.	3,367	61
	Textron Inc.	1,334	60
	Quanta Services Inc.	1,706	59
	ManpowerGroup Inc.	680	58
*	Tutor Perini Corp.	3,990	58
*	Milacron Holdings Corp.	5,014	58
*	Frontline Ltd.	7,197	56
	American Airlines Group Inc.	2,057	56
	Titan International Inc.	13,271	56
*	Textainer Group Holdings Ltd.	6,022	56
*	Genco Shipping & Trading Ltd.	7,454	54
	Fluor Corp.	1,925	53
	DHT Holdings Inc.	9,548	53
	ACCO Brands Corp.	6,961	51
	Ship Finance International Ltd.	4,086	51
*	CAI International Inc.	2,174	49
*	Herc Holdings Inc.	1,429	49
	PACCAR Inc.	737	49
	Scorpio Bulkers Inc.	11,460	49
*	SEACOR Holdings Inc.	1,124	47
	Snap-on Inc.	299	47
	Regal Beloit Corp.	636	46
*	YRC Worldwide Inc.	10,849	46
*	TrueBlue Inc.	2,153	46
*	Allegheny Technologies Inc.	2,124	46
	Greenbrier Cos. Inc.	1,661	45
*	Blue Bird Corp.	2,394	45
	Pitney Bowes Inc.	12,213	45
	nVent Electric plc	1,911	44
	Allegiant Travel Co. Class A	311	44
	Werner Enterprises Inc.	1,562	44
	Primoris Services Corp.	2,355	43
	Kennametal Inc.	1,372	42
*	Covenant Transportation Group Inc. Class A	2,780	42

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
*	Vectrus Inc.	1,172	41
	Triton International Ltd.	1,396	41
	Knoll Inc.	2,092	41
	ArcBest Corp.	1,593	40
	Schneider National Inc. Class B	2,290	38
	Matson Inc.	1,121	38
	Steelcase Inc. Class A	2,384	38
	Wabash National Corp.	2,829	38
	Triumph Group Inc.	1,871	36
	GATX Corp.	474	33
	Marten Transport Ltd.	1,876	33
	Columbus McKinnon Corp.	908	33
*	International Seaways Inc.	1,836	33
	AAR Corp.	1,077	32
*	Aegion Corp. Class A	2,139	31
	Navigant Consulting Inc.	1,361	30
	Deluxe Corp.	790	29
	REV Group Inc.	2,630	29
*	Daseke Inc.	6,640	29
*	Hub Group Inc. Class A	730	28
	Quad/Graphics Inc.	3,392	28
*	Darling Ingredients Inc.	1,412	27
*	SPX FLOW Inc.	747	27
*	Sykes Enterprises Inc.	1,020	25
*	Atkore International Group Inc.	1,064	25
	EnPro Industries Inc.	441	24
	Briggs & Stratton Corp.	2,578	24
*	MYR Group Inc.	696	22
*	Saia Inc.	376	22
	ABM Industries Inc.	605	22
*	CIRCOR International Inc.	488	21
	Teekay Corp.	6,051	19
	Systemax Inc.	909	19
	Terex Corp.	697	19
*	Echo Global Logistics Inc.	923	18
*	Sterling Construction Co. Inc.	1,483	18
	H&E Equipment Services Inc.	550	13
*	Titan Machinery Inc.	731	12
*	Manitowoc Co. Inc.	680	9
			7,967
Technology (7.2%)
*	Micron Technology Inc.	12,518	408
	HP Inc.	17,647	330
	NXP Semiconductors NV	3,616	319
	Intel Corp.	4,214	186
	TE Connectivity Ltd.	2,201	185
	Lam Research Corp.	1,025	179
	Cognizant Technology Solutions Corp. Class A	2,235	138
	International Business Machines Corp.	1,039	132
	QUALCOMM Inc.	1,768	118
	KEMET Corp.	5,716	91
*	Flex Ltd.	10,130	91
	Hewlett Packard Enterprise Co.	6,540	90
	Western Digital Corp.	2,218	83
	Jabil Inc.	3,141	77
*	Unisys Corp.	7,596	74
*	Yandex NV Class A	1,970	71
	Corning Inc.	2,353	68
	DXC Technology Co.	1,376	65
*	Tech Data Corp.	697	63
	Avnet Inc.	1,512	62
*	TTM Technologies Inc.	7,148	61
	Maxar Technologies Inc.	8,950	61
	LogMeIn Inc.	840	60
*	CommScope Holding Co. Inc.	3,608	58
*	Asure Software Inc.	8,660	56
*	SMART Global Holdings Inc.	3,224	55
*	EchoStar Corp. Class A	1,250	54
*	Qorvo Inc.	820	50
	Vishay Intertechnology Inc.	3,173	48
	ManTech International Corp. Class A	786	48
	Applied Materials Inc.	1,206	47
*	ON Semiconductor Corp.	2,555	45
	Seagate Technology plc	1,051	44
*	Synaptics Inc.	1,633	43
*	Insight Enterprises Inc.	795	41
*	Amkor Technology Inc.	5,928	38
*	Avaya Holdings Corp.	2,986	38
*	Anixter International Inc.	671	36
*	Sanmina Corp.	1,334	35
*	Photronics Inc.	4,067	33
	Ebix Inc.	658	31
*	Ichor Holdings Ltd.	1,346	28
	Plantronics Inc.	686	28
	Presidio Inc.	2,124	28
	TiVo Corp.	3,822	28
*	SecureWorks Corp. Class A	1,873	27
	Benchmark Electronics Inc.	1,231	27
*	ScanSource Inc.	924	27
*	CalAmp Corp.	2,578	26
	AVX Corp.	1,661	25
*	Arrow Electronics Inc.	385	24
*	Knowles Corp.	1,511	24
	CDK Global Inc.	475	23
	Skyworks Solutions Inc.	317	21
	Methode Electronics Inc.	827	20

U.S. Value Factor ETF

			Market
			Value•
		Shares	($000)
*	Ultra Clean Holdings Inc.	1,579	20
*	NETGEAR Inc.	614	16
*	NetScout Systems Inc.	586	14
*	Cirrus Logic Inc.	289	11
			4,229
Utilities (6.4%)
	AT&T Inc.	13,648	417
	Exelon Corp.	7,022	338
	Duke Energy Corp.	3,369	288
	American Electric Power Co. Inc.	3,303	284
	Verizon Communications Inc.	4,424	240
	Dominion Energy Inc.	2,778	209
*	T-Mobile US Inc.	2,776	204
	Consolidated Edison Inc.	1,808	156
	Southern Co.	2,447	131
	Public Service Enterprise Group Inc.	2,212	130
	Xcel Energy Inc.	2,148	123
	PPL Corp.	3,217	96
	CenturyLink Inc.	8,530	89
	Eversource Energy	1,188	88
	Evergy Inc.	1,473	86
	DTE Energy Co.	615	77
	Clearway Energy Inc.	5,108	77
	Vistra Energy Corp.	2,913	69
	Pinnacle West Capital Corp.	661	62
	AES Corp.	3,928	62
	OGE Energy Corp.	1,466	61
	FirstEnergy Corp.	1,441	59
	Spire Inc.	622	52
	Telephone & Data Systems Inc.	1,759	51
*	United States Cellular Corp.	1,056	46
	National Fuel Gas Co.	812	43
	MDU Resources Group Inc.	1,654	41
	Consolidated Communications Holdings Inc.	9,815	39
	Ameren Corp.	522	38
	Southwest Gas Holdings Inc.	408	35
*	Frontier Communications Corp.	14,427	27
	Hawaiian Electric Industries Inc.	641	27
	Portland General Electric Co.	464	25
	j2 Global Inc.	290	24
			3,794
Total Common Stocks
(Cost $66,068)			58,686
Temporary Cash Investment (0.2%)[1]
Money Market Fund (0.2%)
2	Vanguard Market Liquidity Fund, 2.527%(Cost $126)	1,257	126
Total Investments (99.7%)
(Cost $66,194)			58,812

U.S. Value Factor ETF

Amount
($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard	3
Receivables for Accrued Income	136
Receivables for Capital Shares Issued	1,718
Other Assets[3]	18
Total Other Assets	1,875
Liabilities
Payables for Investment Securities Purchased	(1,691)
Payables to Vanguard	(4)
Variation Margin Payable—Futures Contracts	(4)
Total Liabilities	(1,699)
Net Assets (100%)
Applicable to 875,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	58,988
Net Asset Value Per Share	$67.41

At May 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	66,136
Total Distributable Earnings (Loss)	(7,148)
Net Assets	58,988

•   See Note A in Notes to Financial Statements.

*     Non-income-producing security.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.3%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Cash of $18,000 has been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	2	147	(6)
Micro E-mini S&P 500	June 2019	10	138	(3)
				(9)

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Dividends	611
Interest[1]	3
Total Income	614
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	27
Marketing and Distribution	—
Custodian Fees	3
Shareholders’ Reports	2
Total Expenses	32
Net Investment Income	582
Realized Net Gain (Loss)
Investment Securities Sold[1]	8
Futures Contracts	(4)
Realized Net Gain (Loss)	4
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(5,539)
Futures Contracts	(14)
Change in Unrealized Appreciation (Depreciation)	(5,553)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,967)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, ($1,000) and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Statement of Changes in Net Assets

		February 13,
	Six Months Ended	2018[1] to
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	582	434
Realized Net Gain (Loss)	4	(8)
Change in Unrealized Appreciation (Depreciation)	(5,553)	(1,838)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,967)	(1,412)
Distributions
Net Investment Income	(483)	(286)
Realized Capital Gain	—	—
Total Distributions	(483)	(286)
Capital Share Transactions
Issued	32,240	38,871
Issued in Lieu of Cash Distributions	—	—
Redeemed	(4,975)	—
Net Increase (Decrease) from Capital Share Transactions	27,265	38,871
Total Increase (Decrease)	21,815	37,173
Net Assets
Beginning of Period	37,173	—
End of Period	58,988	37,173

1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Financial Highlights

	Six Months	Feb. 13,
	Ended	2018[1] to
	May 31,	Nov. 30,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$74.35	$75.00
Investment Operations
Net Investment Income[2]	.839	1.276
Net Realized and Unrealized Gain (Loss) on Investments	(6.993)	(1.295)
Total from Investment Operations	(6.154)	(.019)
Distributions
Dividends from Net Investment Income	(.786)	(.631)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.786)	(.631)
Net Asset Value, End of Period	$67.41	$74.35

Total Return	-8.28%	-0.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$59	$37
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	2.25%	2.05%[3]
Portfolio Turnover Rate	70%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF

Notes to Financial Statements

Vanguard U.S. Value Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended November 30, 2018, and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

U.S. Value Factor ETF

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $3,000, representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

U.S. Value Factor ETF

D.   As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	66,194
Gross Unrealized Appreciation	1,929
Gross Unrealized Depreciation	(9,320)
Net Unrealized Appreciation (Depreciation)	(7,391)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses totaling $3,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended May 31, 2019, the fund purchased $44,443,000 of investment securities and sold $17,185,000 of investment securities, other than temporary cash investments.

F.   Capital shares issued and redeemed were:

	Six Months Ended	February 13, 2018[1] to
	May 31, 2019	November 30, 2018
	Shares	Shares
	(000)	(000)
Issued	450	500
Issued in Lieu of Cash Distributions	—	—
Redeemed	(75)	—
Net Increase (Decrease) in Shares Outstanding	375	500

1 Inception.

At May 31, 2019, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.   Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard U.S. Liquidity Factor ETF, Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the funds since their inception in 2018 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that, while the funds had not yet been in existence for a full fiscal year, each fund’s estimated expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s estimated advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q44192 072019

Semiannual Report | May 31, 2019 Vanguard U.S. Multifactor Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended May 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Multifactor Fund	11/30/2018	5/31/2019	Period
Based on Actual Fund Return	$1,000.00	$942.82	$0.87
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.03	0.91

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for the period is 0.18%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

U.S. Multifactor Fund

Sector Diversification

As of May 31, 2019

Consumer Discretionary	24.7%
Consumer Staples	5.7
Energy	4.7
Financial Services	19.0
Health Care	9.4
Materials & Processing	4.1
Producer Durables	14.1
Technology	12.7
Utilities	5.6

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

3

U.S. Multifactor Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (24.6%)
	Ross Stores Inc.	3,619	337
	Walmart Inc.	3,025	307
	TJX Cos. Inc.	6,076	306
	NIKE Inc. Class B	3,737	288
	Dollar General Corp.	2,214	282
	Target Corp.	2,984	240
	Starbucks Corp.	3,107	236
*	Lululemon Athletica Inc.	1,042	173
	General Motors Co.	5,124	171
	eBay Inc.	4,396	158
	Darden Restaurants Inc.	1,340	156
*	Deckers Outdoor Corp.	891	136
	Lowe’s Cos. Inc.	1,412	132
	Estee Lauder Cos. Inc. Class A	795	128
	Advance Auto Parts Inc.	782	121
	World Wrestling Entertainment Inc. Class A	1,635	119
*	Helen of Troy Ltd.	821	110
*	Ulta Beauty Inc.	324	108
	Oxford Industries Inc.	1,512	108
	Brinker International Inc.	2,845	107
*	Stoneridge Inc.	4,093	107
	La-Z-Boy Inc.	3,296	106
	Kohl’s Corp.	2,058	102
	Walt Disney Co.	674	89
	Buckle Inc.	5,596	84
	Comcast Corp. Class A	1,886	77
	Dillard’s Inc. Class A	1,348	76
	Cato Corp. Class A	5,969	74
	Tractor Supply Co.	723	73
*	Sally Beauty Holdings Inc.	4,616	70
*	Regis Corp.	3,729	70
*	TripAdvisor Inc.	1,640	69
	Dine Brands Global Inc.	724	68
	Nexstar Media Group Inc. Class A	664	67
	Acushnet Holdings Corp.	2,804	66
	Ralph Lauren Corp. Class A	617	65
	Marcus Corp.	1,810	63
	Costco Wholesale Corp.	263	63
*	AutoZone Inc.	58	60
	Williams-Sonoma Inc.	1,011	59
	Johnson Outdoors Inc. Class A	784	58
*	American Axle & Manufacturing Holdings Inc.	5,560	56
	Lear Corp.	453	54
*	Hibbett Sports Inc.	2,379	53
	National Presto Industries Inc.	507	50
	Cracker Barrel Old Country Store Inc.	313	49
	Whirlpool Corp.	422	48
	Gap Inc.	2,572	48
	American Eagle Outfitters Inc.	2,693	47
	Thor Industries Inc.	879	45
*	1-800-Flowers.com Inc. Class A	2,463	45
	Cooper Tire & Rubber Co.	1,594	44
	Gentex Corp.	2,058	44
	Standard Motor Products Inc.	1,037	44
*	Zumiez Inc.	2,186	43
*	Adtalem Global Education Inc.	. 940	41
	Foot Locker Inc.	1,039	41
	Aaron’s Inc.	736	39
	Ethan Allen Interiors Inc.	1,844	39
	Ruth’s Hospitality Group Inc.	1,665	38
*	K12 Inc.	1,233	38
	Expedia Group Inc.	322	37
	Sinclair Broadcast Group Inc. Class A	679	36
	Nordstrom Inc.	1,159	36
	Garmin Ltd.	469	36
	Chico’s FAS Inc.	10,228	34
	Viacom Inc. Class B	1,176	34
*	Fox Factory Holding Corp.	505	34
	Autoliv Inc.	548	34
*	Discovery Communications Inc. Class A	1,194	33
*	Career Education Corp.	1,710	32
*	Meritor Inc.	1,550	31

4

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
*	Gentherm Inc.	825	31
	Citi Trends Inc.	2,240	31
	Scholastic Corp.	923	31
	Macy’s Inc.	1,471	30
*	Skechers U.S.A. Inc. Class A	1,081	30
	Abercrombie & Fitch Co.	1,724	30
	Dick’s Sporting Goods Inc.	855	30
	Gannett Co. Inc.	3,729	29
	Yum China Holdings Inc.	731	29
	Designer Brands Inc. Class A	1,545	28
*	Urban Outfitters Inc.	1,230	28
*	Genesco Inc.	612	28
*	Habit Restaurants Inc. Class A	2,670	27
	New York Times Co. Class A	849	27
*	MSG Networks Inc.	1,235	26
	Bed Bath & Beyond Inc.	2,037	26
*	Rent-A-Center Inc.	1,059	25
*	Dorman Products Inc.	309	25
*	Qurate Retail Group Inc. QVC Group Class A	2,005	25
	LCI Industries	303	25
	BorgWarner Inc.	703	25
*	MarineMax Inc.	1,571	24
	National CineMedia Inc.	3,622	24
	Shoe Carnival Inc.	837	22
*	Murphy USA Inc.	266	21
	New Media Investment Group Inc.	2,212	20
	Movado Group Inc.	792	20
	BJ’s Restaurants Inc.	482	20
	John Wiley & Sons Inc. Class A	466	19
	Tilly’s Inc. Class A	2,396	19
*	American Public Education Inc.	667	19
*	Hudson Ltd. Class A	1,360	18
*	Tempur Sealy International Inc.	279	18
*	HealthStream Inc.	688	17
*	Five Below Inc.	122	16
	Winnebago Industries Inc.	486	16
*	Henry Schein Inc.	240	15
*	Crocs Inc.	784	15
	AMC Entertainment Holdings Inc. Class A	1,264	15
	TEGNA Inc.	995	15
	Jack in the Box Inc.	178	15
	Omnicom Group Inc.	190	15
	Cable One Inc.	13	15
*	Gray Television Inc.	838	14
	Graham Holdings Co. Class B	21	14
	GameStop Corp. Class A	1,872	14
*	Care.com Inc.	968	14
*	Red Robin Gourmet Burgers Inc.	528	14
	Genuine Parts Co.	132	13
*	AMC Networks Inc. Class A	246	13
*	Sleep Number Corp.	367	13
	Cheesecake Factory Inc.	288	12
	Dana Inc.	846	12
	Inter Parfums Inc.	150	10
	Steven Madden Ltd.	312	9
*	Vera Bradley Inc.	856	9
*	Chipotle Mexican Grill Inc. Class A	14	9
	Monro Inc.	106	8
	Best Buy Co. Inc.	114	7
*	El Pollo Loco Holdings Inc.	589	6
			7,747
Consumer Staples (5.6%)
	Procter & Gamble Co.	2,621	270
	Walgreens Boots Alliance Inc.	4,081	201
	Philip Morris International Inc.	1,584	122
	John B Sanfilippo & Son Inc.	1,502	115
	Weis Markets Inc.	2,768	105
*	Freshpet Inc.	2,165	101
	Coca-Cola European Partners plc	1,699	94
*	USANA Health Sciences Inc.	1,035	73
	PepsiCo Inc.	477	61
	Tootsie Roll Industries Inc.	1,557	59
	Core-Mark Holding Co. Inc.	1,407	52
	Sysco Corp.	745	51
	Church & Dwight Co. Inc.	646	48
	Casey’s General Stores Inc.	332	43
	Medifast Inc.	324	42
*	US Foods Holding Corp.	1,197	41
	Kroger Co.	1,771	40
	Lancaster Colony Corp.	278	40
*	Boston Beer Co. Inc. Class A	126	40
	Kimberly-Clark Corp.	302	39
	Ingles Markets Inc. Class A	1,264	38
	Universal Corp.	377	21
	Ingredion Inc.	192	15
*	Performance Food Group Co.	355	14
	J&J Snack Foods Corp.	76	12
	Hormel Foods Corp.	293	11
*	Sprouts Farmers Market Inc.	553	11
	Coca-Cola Consolidated Inc.	32	10
			1,769
Energy (4.7%)
	ConocoPhillips	5,183	306
	Chevron Corp.	1,816	207
*	ProPetro Holding Corp.	5,981	116

5

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
*	Renewable Energy Group Inc.	5,945	93
	Arch Coal Inc. Class A	1,049	92
*	Matrix Service Co.	3,875	70
	Warrior Met Coal Inc.	2,499	64
*	Chesapeake Energy Corp.	29,223	56
*	Southwestern Energy Co.	15,221	55
	Exxon Mobil Corp.	765	54
	Kinder Morgan Inc.	2,700	54
	Valvoline Inc.	2,808	49
	Occidental Petroleum Corp.	858	43
	Mammoth Energy Services Inc.	3,837	40
	Liberty Oilfield Services Inc. Class A	3,150	40
	Solaris Oilfield Infrastructure Inc. Class A	2,085	30
	Phillips 66	307	25
*	CONSOL Energy Inc.	833	22
*	Cactus Inc. Class A	388	13
	Marathon Oil Corp.	875	12
*	W&T Offshore Inc.	2,669	11
	World Fuel Services Corp.	382	11
	Delek US Holdings Inc.	337	10
	HollyFrontier Corp.	223	8
*	REX American Resources Corp.	99	7
			1,488
Financial Services (18.9%)
	JPMorgan Chase & Co.	2,768	293
*	PayPal Holdings Inc.	2,294	252
	Bank of America Corp.	9,441	251
	Aflac Inc.	3,971	204
	Wells Fargo & Co.	4,517	200
	MetLife Inc.	4,104	190
	Aon plc	827	149
	Bank of New York Mellon Corp.	3,419	146
	First BanCorp	11,841	118
	Mastercard Inc. Class A	444	112
	Primerica Inc.	958	110
	Hanover Insurance Group Inc.	879	107
	Synchrony Financial	3,064	103
	CIT Group Inc.	2,030	96
	American Express Co.	841	96
	Walker & Dunlop Inc.	1,903	96
	Allstate Corp.	990	95
	Universal Insurance Holdings Inc.	3,174	92
	NBT Bancorp Inc.	2,400	86
	Medical Properties Trust Inc.	4,729	84
	Zions Bancorp NA	1,947	84
	M&T Bank Corp.	510	81
	Central Pacific Financial Corp.	2,890	80
	LegacyTexas Financial Group Inc.	2,184	80
	Discover Financial Services	1,055	79
	US Bancorp	1,472	74
	International Bancshares Corp.	1,814	66
	Trustmark Corp.	2,035	65
	Hanmi Financial Corp.	3,040	63
	FirstCash Inc.	658	62
	Great Western Bancorp Inc.	1,910	59
	National General Holdings Corp.	2,488	57
	Erie Indemnity Co. Class A	262	56
	Ally Financial Inc.	1,907	55
	Commerce Bancshares Inc.	960	55
	City Holding Co.	714	52
	Northwest Bancshares Inc.	3,104	52
*	HomeStreet Inc.	1,821	52
	Regions Financial Corp.	3,709	51
*	Credit Acceptance Corp.	106	48
	American National Insurance Co.	410	46
	S&T Bancorp Inc.	1,210	46
*	TriState Capital Holdings Inc.	2,213	45
	Eagle Bancorp Inc.	829	44
*	Axos Financial Inc.	1,550	42
	Nelnet Inc. Class A	692	41
	Popular Inc.	783	41
	Torchmark Corp.	472	40
	Huntington Bancshares Inc.	3,154	40
	Northern Trust Corp.	449	38
	KeyCorp	2,292	37
	Washington Federal Inc.	1,157	37
	BancFirst Corp.	696	36
	Reinsurance Group of America Inc. Class A	241	36
	T. Rowe Price Group Inc.	348	35
	Progressive Corp.	438	35
	Ameriprise Financial Inc.	241	33
	Principal Financial Group Inc.	628	32
	LPL Financial Holdings Inc.	401	32
	Federal Agricultural Mortgage Corp.	461	32
	Flagstar Bancorp Inc.	992	31
	Federated Investors Inc. Class B	968	30
	Lincoln National Corp.	490	29
	Assured Guaranty Ltd.	700	29
*	Ambac Financial Group Inc.	1,876	28
	BankUnited Inc.	865	28
*	Euronet Worldwide Inc.	181	28
	Cullen/Frost Bankers Inc.	302	28

6

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
	First Citizens BancShares Inc. Class A	64	27
	Citizens Financial Group Inc.	825	27
	Franklin Resources Inc.	836	27
	Comerica Inc.	385	26
	FactSet Research Systems Inc.	91	25
	BrightSphere Investment Group plc	2,332	25
	CoreCivic Inc.	1,130	25
	First Hawaiian Inc.	935	23
	Virtus Investment Partners Inc.	226	23
	LTC Properties Inc.	511	23
	EVERTEC Inc.	794	23
	GEO Group Inc.	1,024	22
	First Bancorp	598	21
	Evercore Inc. Class A	269	21
	Lakeland Financial Corp.	467	21
*	Everi Holdings Inc.	1,797	20
	National Western Life Group Inc. Class A	75	20
	Southside Bancshares Inc.	584	19
	Hilltop Holdings Inc.	944	19
	Boston Private Financial Holdings Inc.	1,814	19
	Cohen & Steers Inc.	341	17
	Bank of Hawaii Corp.	207	16
	E*TRADE Financial Corp.	344	15
	Loews Corp.	292	15
	OFG Bancorp	798	15
	Tompkins Financial Corp.	189	15
	Dime Community Bancshares Inc.	817	15
	Bryn Mawr Bank Corp.	394	14
	HCI Group Inc.	353	14
	Bank of NT Butterfield & Son Ltd.	430	14
	Univest Financial Corp.	578	14
	Cathay General Bancorp	410	14
	South State Corp.	209	14
	Raymond James Financial Inc.	157	13
	Fulton Financial Corp.	810	13
	Investors Bancorp Inc.	1,217	13
	New York Community Bancorp Inc.	1,202	12
	Preferred Bank	270	12
	Affiliated Managers Group Inc.	138	12
	Unum Group	353	11
*	Marcus & Millichap Inc.	352	11
	Hope Bancorp Inc.	775	10
	Provident Financial Services Inc.	346	8
	TrustCo Bank Corp. NY	1,111	8
	Waddell & Reed Financial Inc. Class A	501	8
	Safety Insurance Group Inc.	87	8
	1st Source Corp.	181	8
			5,945
Health Care (9.4%)
	HCA Healthcare Inc.	2,466	298
	Pfizer Inc.	6,300	262
	Merck & Co. Inc.	3,270	259
	Eli Lilly & Co.	2,012	233
	Johnson & Johnson	1,135	149
*	Edwards Lifesciences Corp.	869	148
*	Medpace Holdings Inc.	2,451	132
	Bristol-Myers Squibb Co.	2,402	109
*	Regeneron Pharmaceuticals Inc.	329	99
	Amgen Inc.	594	99
*	Veeva Systems Inc. Class A	634	98
*	Biogen Inc.	429	94
	Universal Health Services Inc. Class B	676	81
	UnitedHealth Group Inc.	320	77
*	NextGen Healthcare Inc.	3,686	71
*	PRA Health Sciences Inc.	742	64
*	Jazz Pharmaceuticals plc	357	45
*	Molina Healthcare Inc.	314	45
*	BioTelemetry Inc.	906	43
*	Amedisys Inc.	312	35
*	Premier Inc. Class A	934	34
	Abbott Laboratories	444	34
*	Genomic Health Inc.	616	32
	Ensign Group Inc.	547	29
	Atrion Corp.	31	28
*	Lantheus Holdings Inc.	1,075	26
*	Quidel Corp.	465	26
	STERIS plc	190	26
*	Glaukos Corp.	388	25
	National HealthCare Corp.	299	23
*	Innoviva Inc.	1,652	23
	Meridian Bioscience Inc.	1,701	19
	Patterson Cos. Inc.	827	18
*	Mallinckrodt plc	1,882	16
*	Omnicell Inc.	200	16
	West Pharmaceutical Services Inc.	137	16
	Bruker Corp.	366	15
*	United Therapeutics Corp.	178	15
*	ANI Pharmaceuticals Inc.	206	14
*	Integer Holdings Corp.	184	13
*	Amphastar Pharmaceuticals Inc.	626	12
*	PDL BioPharma Inc.	3,794	11
	Cardinal Health Inc.	246	10
*	HMS Holdings Corp.	336	10

7

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
*	LivaNova plc	127	9
	Hill-Rom Holdings Inc.	81	8
			2,949
Materials & Processing (4.0%)
	Sonoco Products Co.	2,566	159
	Apogee Enterprises Inc.	2,633	95
	Belden Inc.	1,383	71
	Greif Inc. Class A	1,650	58
	Armstrong World Industries Inc.	584	52
	Huntsman Corp.	2,978	52
	Reliance Steel & Aluminum Co.	596	50
	Materion Corp.	736	44
	CF Industries Holdings Inc.	1,001	40
*	Verso Corp.	2,298	40
	Quanex Building Products Corp.	2,298	36
*	BMC Stock Holdings Inc.	1,667	33
	Ingersoll-Rand plc	271	32
	Louisiana-Pacific Corp.	1,377	31
	Simpson Manufacturing Co. Inc.	508	31
	Mosaic Co.	1,428	31
*	AdvanSix Inc.	1,211	30
	Nucor Corp.	602	29
	FMC Corp.	393	29
	Schnitzer Steel Industries Inc.	1,345	28
*	Continental Building Products Inc.	1,236	28
	Domtar Corp.	525	22
	Stepan Co.	255	22
	Boise Cascade Co.	954	21
	Innospec Inc.	261	21
	Owens-Illinois Inc.	1,248	20
	Cleveland-Cliffs Inc.	2,279	20
	AAON Inc.	424	19
	Silgan Holdings Inc.	634	18
	Quaker Chemical Corp.	99	18
	Ball Corp.	285	18
*	Builders FirstSource Inc.	1,101	16
	Acuity Brands Inc.	118	15
*	Gibraltar Industries Inc.	369	13
	Steel Dynamics Inc.	456	11
	Schweitzer-Mauduit International Inc.	364	11
	Comfort Systems USA Inc.	191	9
			1,273
Producer Durables (14.0%)
	Southwest Airlines Co.	6,007	286
*	FTI Consulting Inc.	1,785	150
	Norfolk Southern Corp.	712	139
	Oshkosh Corp.	1,748	124
	Eaton Corp. plc	1,318	98
	Boeing Co.	286	98
	Kennametal Inc.	3,102	95
*	Zebra Technologies Corp.	526	90
	MSC Industrial Direct Co. Inc. Class A	1,248	88
	ICF International Inc.	1,208	88
	Snap-on Inc.	561	87
	CSX Corp.	1,173	87
*	TriNet Group Inc.	1,344	85
	Dover Corp.	906	81
	Kaman Corp.	1,454	81
	Union Pacific Corp.	473	79
	Quanta Services Inc.	2,003	70
	Korn Ferry	1,599	69
*	JetBlue Airways Corp.	3,981	69
*	TrueBlue Inc.	3,087	66
	Allison Transmission Holdings Inc.	1,579	65
	CSW Industrials Inc.	1,001	64
*	Spirit Airlines Inc.	1,340	62
	Spirit AeroSystems Holdings Inc. Class A	757	61
	Marten Transport Ltd.	3,353	59
	AGCO Corp.	858	57
	Schneider National Inc. Class B	3,374	57
	Xerox Corp.	1,813	56
	Accenture plc Class A	306	55
	Illinois Tool Works Inc.	367	51
*	Hub Group Inc. Class A	1,213	47
*	Keysight Technologies Inc.	626	47
	Columbus McKinnon Corp.	1,290	47
	Steelcase Inc. Class A	2,895	46
	Automatic Data Processing Inc.	289	46
	HNI Corp.	1,379	46
*	Atkore International Group Inc.	1,894	44
	MAXIMUS Inc.	582	41
	Waste Management Inc.	378	41
	Pentair plc	1,171	41
*	Allegheny Technologies Inc.	1,902	41
	Federal Signal Corp.	1,674	40
	EnPro Industries Inc.	708	39
*	Modine Manufacturing Co.	2,946	38
	Heartland Express Inc.	2,106	38
	Alaska Air Group Inc.	645	38
	Badger Meter Inc.	703	37
	ITT Inc.	631	36
	Mesa Laboratories Inc.	144	36
	Cummins Inc.	232	35
	Kforce Inc.	1,003	35
	Toro Co.	521	34
*	MasTec Inc.	719	33

8

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
	Forward Air Corp.	596	33
*	Casella Waste Systems Inc. Class A	855	33
	Carlisle Cos. Inc.	244	33
*	United Continental Holdings Inc.	404	31
	Regal Beloit Corp.	431	31
*	TriMas Corp.	1,071	31
	Matson Inc.	855	29
*	MYR Group Inc.	896	29
*	Frontline Ltd.	3,685	29
	Tetra Tech Inc.	401	27
*	WESCO International Inc.	570	27
	Encore Wire Corp.	525	26
	CRA International Inc.	683	26
	Kelly Services Inc. Class A	1,085	26
	Herman Miller Inc.	702	25
	Insperity Inc.	202	23
*	Vishay Precision Group Inc.	632	23
	Werner Enterprises Inc.	789	22
	Navigant Consulting Inc.	993	22
	MSA Safety Inc.	202	20
*	Great Lakes Dredge & Dock Corp.	1,835	20
	PACCAR Inc.	295	19
	Graco Inc.	405	19
*	Sykes Enterprises Inc.	753	19
	Franklin Electric Co. Inc.	425	19
	nVent Electric plc	787	18
*	Echo Global Logistics Inc.	895	18
*	OSI Systems Inc.	164	17
	ManpowerGroup Inc.	177	15
	ABM Industries Inc.	403	15
*	Huron Consulting Group Inc.	296	15
	Ennis Inc.	778	14
	Heidrick & Struggles International Inc.	473	14
	Robert Half International Inc.	266	14
	Expeditors International of Washington Inc.	205	14
	Moog Inc. Class A	172	14
	Brady Corp. Class A	305	14
	ACCO Brands Corp.	1,486	11
	Systemax Inc.	485	10
*	Blue Bird Corp.	500	9
*	Darling Ingredients Inc.	479	9
	McGrath RentCorp	153	9
	Knoll Inc.	399	8
			4,423
Technology (12.6%)
	Intel Corp.	6,500	286
	Cisco Systems Inc.	4,276	222
	Intuit Inc.	761	186
	NXP Semiconductors NV	1,975	174
	Lam Research Corp.	782	137
*	Fabrinet	2,923	125
*	Paycom Software Inc.	572	121
	Oracle Corp.	2,315	117
	TE Connectivity Ltd.	1,327	112
*	Qorvo Inc.	1,783	109
*	F5 Networks Inc.	807	107
*	Insight Enterprises Inc.	1,964	101
	Jabil Inc.	4,110	101
	Texas Instruments Inc.	962	100
*	Akamai Technologies Inc.	1,245	94
	International Business Machines Corp.	684	87
*	Diodes Inc.	2,787	86
	VMware Inc. Class A	461	82
*	Fortinet Inc.	1,112	81
	Xilinx Inc.	778	80
*	Atlassian Corp. plc Class A	584	73
*	SPS Commerce Inc.	720	73
*	ON Semiconductor Corp.	3,686	65
*	Perficient Inc.	1,830	56
	CDW Corp.	530	52
*	Alarm.com Holdings Inc.	887	52
	PC Connection Inc.	1,617	51
*	Check Point Software Technologies Ltd.	462	51
	Corning Inc.	1,623	47
*	Arista Networks Inc.	182	44
	AVX Corp.	3,001	44
	Hewlett Packard Enterprise Co.	3,206	44
*	Axcelis Technologies Inc.	2,947	44
	Avnet Inc.	1,008	41
*	Nanometrics Inc.	1,408	40
	Ubiquiti Networks Inc.	331	40
	Vishay Intertechnology Inc.	2,536	39
*	Tech Data Corp.	357	32
*	Ciena Corp.	886	31
*	Calix Inc.	4,644	28
*	Yandex NV Class A	778	28
*	ScanSource Inc.	933	27
*	Photronics Inc.	3,171	26
*	Teradata Corp.	715	25
*	Amkor Technology Inc.	3,787	25
	Teradyne Inc.	580	24
*	NETGEAR Inc.	959	24
	Citrix Systems Inc.	242	23
	Juniper Networks Inc.	909	22
*	Lattice Semiconductor Corp.	1,740	22
	NIC Inc.	1,382	22
	Motorola Solutions Inc.	139	21
*	Sanmina Corp.	735	20
*	Unisys Corp.	1,998	19
	Symantec Corp.	1,015	19

9

U.S. Multifactor Fund

			Market
			Value•
		Shares	($000)
*	Arrow Electronics Inc.	287	18
*	FormFactor Inc.	1,207	17
*	Manhattan Associates Inc.	254	17
*	NCR Corp.	531	16
*	Cirrus Logic Inc.	430	16
*	IAC/InterActiveCorp	68	15
*	LiveRamp Holdings Inc.	285	15
*	Knowles Corp.	838	13
*	Tucows Inc. Class A	181	11
*	Yext Inc.	580	11
*	ePlus Inc.	142	10
	Skyworks Solutions Inc.	103	7
	DXC Technology Co.	143	7
			3,975
Utilities (5.6%)
	Exelon Corp.	6,755	325
*	T-Mobile US Inc.	3,224	237
	Verizon Communications Inc.	3,490	190
	Hawaiian Electric Industries Inc.	3,553	148
	Portland General Electric Co.	1,992	105
	Duke Energy Corp.	1,152	99
	OGE Energy Corp.	2,367	98
*	United States Cellular Corp.	1,934	84
	Southern Co.	1,520	81
	American Electric Power Co. Inc.	704	61
	ONE Gas Inc.	687	60
	NorthWestern Corp.	730	52
	WEC Energy Group Inc.	585	47
	Ameren Corp.	604	44
	Black Hills Corp.	384	29
	j2 Global Inc.	281	24
	Telephone & Data Systems Inc.	712	20
	Avangrid Inc.	304	15
	Eversource Energy	200	15
	IDACORP Inc.	130	13
	Shenandoah Telecommunications Co.	211	8
	Consolidated Communications Holdings Inc.	707	3
			1,758
Total Common Stocks (Cost $32,695)			31,327
Temporary Cash Investment (0.4%)[1]
Money Market Fund (0.4%)
2	Vanguard Market Liquidity Fund, 2.527% (Cost $118)	1,176	118
Total Investments (99.8%) (Cost $32,813)			31,445

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	2
Receivables for Accrued Income	65
Receivables for Capital Shares Issued	20
Other Assets[3]	41
Total Other Assets	128
Liabilities
Payables for Investment Securities Purchased	(1)
Payables for Capital Shares Redeemed	(49)
Payables to Vanguard	(3)
Variation Margin Payable—Futures Contracts	(3)
Total Liabilities	(56)
Net Assets (100%)
Applicable to 1,375,718 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,517
Net Asset Value Per Share	$22.91

At May 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	34,954
Total Distributable Earnings (Loss)	(3,437)
Net Assets	31,517

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Cash of $40,000 has been segregated as initial margin for open futures contracts.

10

U.S. Multifactor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
	Expiration	Number of Long (Short Contracts	)	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	1		138	(6)
Micro E-mini S&P 500 Index	June 2019	3		41	—
					(6)

See accompanying Notes, which are an integral part of the Financial Statements.

11

U.S. Multifactor Fund

Statement of Operations

Six Months Ended May 31, 2019
($000)
Investment Income
Income
Dividends	355
Interest[1]	6
Total Income	361
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	27
Marketing and Distribution	—
Custodian Fees	3
Shareholders’ Reports	1
Total Expenses	31
Net Investment Income	330
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,685)
Futures Contracts	2
Realized Net Gain (Loss)	(1,683)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(593)
Futures Contracts	(10)
Change in Unrealized Appreciation (Depreciation)	(603)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,956)

1     Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

12

U.S. Multifactor Fund

Statement of Changes in Net Assets

	Six Months Ended May 31, 2019	February 15, 2018[1] to November 30, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	330	393
Realized Net Gain (Loss)	(1,683)	(498)
Change in Unrealized Appreciation (Depreciation)	(603)	(771)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,956)	(876)
Distributions
Net Investment Income	(318)	(287)
Realized Capital Gain	—	—
Total Distributions	(318)	(287)
Capital Share Transactions
Issued	13,844	56,322
Issued in Lieu of Cash Distributions	265	231
Redeemed	(15,909)	(19,799)
Net Increase (Decrease) from Capital Share Transactions	(1,800)	36,754
Total Increase (Decrease)	(4,074)	35,591
Net Assets
Beginning of Period	35,591	—
End of Period	31,517	35,591

1     Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

13

U.S. Multifactor Fund

Financial Highlights

	Six Months	Feb. 15,
	Ended	2018[1] to
	May 31,	Nov. 30,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$24.53	$25.00
Investment Operations
Net Investment Income[2]	.231	.333
Net Realized and Unrealized Gain (Loss) on Investments	(1.633)	(.598)
Total from Investment Operations	(1.402)	(.265)
Distributions
Dividends from Net Investment Income	(.218)	(.205)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.218)	(.205)
Net Asset Value, End of Period	$22.91	$24.53

Total Return[3]	-5.72%	-1.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32	$36
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	1.84%	1.64%[4]
Portfolio Turnover Rate	110%	58%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

14

U.S. Multifactor Fund

Notes to Financial Statements

Vanguard U.S. Multifactor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended November 30, 2018, and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

15

U.S. Multifactor Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $2,000, representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

16

U.S. Multifactor Fund

D.  As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	32,813
Gross Unrealized Appreciation	1,782
Gross Unrealized Depreciation	(3,156)
Net Unrealized Appreciation (Depreciation)	(1,374)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses totaling $494,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended May 31, 2019, the fund purchased $18,491,000 of investment securities and sold $19,783,000 of investment securities, other than temporary cash investments.

F.  Capital shares issued and redeemed were:

	Six Months Ended	February 15, 2018[1] to
	May 31, 2019	November 30, 2018
	Shares	Shares
	(000)	(000)
Issued	589	2,205
Issued in Lieu of Cash Distributions	11	9
Redeemed	(675)	(763)
Net Increase (Decrease) in Shares Outstanding	(75)	1,451

1       Inception.

G.  Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

17

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard U.S. Multifactor Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2018 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that, while the fund had not yet been in existence for a full fiscal year, the fund’s estimated expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

18

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

19

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5162 072019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

	Shares	Market Value ($000)
Common Stocks (63.8%)
Communication Services (6.3%)
Verizon Communications Inc.	44,499,830	2,418,566
* Alphabet Inc. Class A	1,751,782	1,938,347
Comcast Corp. Class A	42,278,514	1,733,419
AT&T Inc.	11,824,793	361,602
		6,451,934
Consumer Discretionary (3.1%)
Home Depot Inc.	3,838,009	728,646
Lowe’s Cos. Inc.	6,579,857	613,769
Hilton Worldwide Holdings Inc.	6,661,438	595,799
TJX Cos. Inc.	11,211,522	563,828
* Alibaba Group Holding Ltd. ADR	1,737,773	259,380
eBay Inc.	6,471,674	232,527
Ross Stores Inc.	1,539,738	143,180
		3,137,129
Consumer Staples (4.8%)
PepsiCo Inc.	7,778,101	995,597
Unilever NV	12,831,471	772,375
Coca-Cola Co.	15,121,128	742,901
Nestle SA	7,408,354	734,899
Sysco Corp.	9,292,735	639,526
Diageo plc	13,801,810	580,527
Walmart Inc.	4,640,071	470,689
		4,936,514
Energy (4.9%)
Chevron Corp.	15,683,549	1,785,572
TOTAL SA	14,220,154	737,286
Suncor Energy Inc.	19,942,193	614,525
Exxon Mobil Corp.	7,377,235	522,087
ConocoPhillips	8,766,662	516,882
BP plc	57,994,377	392,958
Hess Corp.	4,774,369	266,696
Halliburton Co.	5,921,692	126,073
		4,962,079
Financials (14.1%)
JPMorgan Chase & Co.	22,156,213	2,347,672
Bank of America Corp.	78,867,361	2,097,872
Chubb Ltd.	10,814,770	1,579,713
Prudential Financial Inc.	13,852,917	1,279,732
PNC Financial Services Group Inc.	7,187,887	914,730
Intercontinental Exchange Inc.	8,873,356	729,479
American International Group Inc.	14,098,098	719,990
Northern Trust Corp.	7,168,682	613,066
BlackRock Inc.	1,466,653	609,482
Marsh & McLennan Cos. Inc.	5,301,889	506,861
Hartford Financial Services Group Inc.	8,874,933	467,354
Mitsubishi UFJ Financial Group Inc.	97,368,100	447,195
Bank of Nova Scotia	8,282,883	419,942
Progressive Corp.	4,425,333	350,840
^ BNP Paribas SA	5,716,971	262,158
American Express Co.	1,876,741	215,281
UBS Group AG	17,789,928	203,339
Tokio Marine Holdings Inc.	3,947,940	195,654
ING Groep NV	17,452,680	188,513
Charles Schwab Corp.	4,455,370	185,388
Citigroup Inc.	659,488	40,987
* Brighthouse Financial Inc.	915,571	32,494
		14,407,742
Health Care (9.4%)
Pfizer Inc.	30,330,939	1,259,341
Medtronic plc	12,355,317	1,143,855
AstraZeneca plc ADR	28,544,250	1,066,984

1

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

	Shares	Market Value ($000)
Bristol-Myers Squibb Co.	22,437,789	1,018,002
Merck & Co. Inc.	12,283,146	972,948
UnitedHealth Group Inc.	3,876,024	937,223
Novartis AG	9,573,480	822,725
Abbott Laboratories	7,934,877	604,082
CVS Health Corp.	11,332,230	593,469
Eli Lilly & Co.	4,727,536	548,111
Koninklijke Philips NV	11,914,433	472,168
* Alcon Inc.	1,914,696	111,354
		9,550,262
Industrials (6.6%)
United Technologies Corp.	7,313,592	923,707
Lockheed Martin Corp.	2,494,514	844,493
Deere & Co.	6,018,833	843,660
Union Pacific Corp.	4,294,090	716,168
United Parcel Service Inc. Class B	5,497,544	510,832
Vinci SA	5,045,190	497,515
General Dynamics Corp.	3,081,903	495,632
Schneider Electric SE	6,137,961	484,778
Johnson Controls International plc	10,987,785	423,249
Assa Abloy AB Class B	15,073,716	293,358
Raytheon Co.	1,323,224	230,902
Eaton Corp. plc	2,846,818	212,059
BAE Systems plc	24,186,771	138,272
Canadian National Railway Co. (Toronto Shares)	618,300	54,813
Canadian National Railway Co. (New York Shares)	52,709	4,669
		6,674,107
Information Technology (7.9%)
Microsoft Corp.	25,807,323	3,191,850
Intel Corp.	24,350,005	1,072,374
Cisco Systems Inc.	18,491,441	962,110
Apple Inc.	4,485,064	785,200
HP Inc.	30,526,378	570,233
Accenture plc Class A	3,096,258	551,351
International Business Machines Corp.	3,358,624	426,511
Samsung Electronics Co. Ltd. GDR	326,550	290,667
Texas Instruments Inc.	1,371,987	143,112
		7,993,408
Materials (1.7%)
International Paper Co.	14,664,064	608,119
PPG Industries Inc.	4,136,368	432,871
DowDuPont Inc.	14,072,196	429,483
LyondellBasell Industries NV Class A	3,840,552	285,161
		1,755,634
Real Estate (1.9%)
American Tower Corp.	5,258,585	1,097,835
Simon Property Group Inc.	4,294,332	696,068
Boston Properties Inc.	1,037,213	135,699
		1,929,602
Utilities (3.1%)
NextEra Energy Inc.	5,410,411	1,072,398
Dominion Energy Inc.	13,094,640	984,455
Exelon Corp.	15,756,671	757,581
* Iberdrola SA	40,990,988	381,126
		3,195,560
Total Common Stocks (Cost $44,454,979)		64,993,971

2

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.1%)
U.S. Government Securities (5.3%)
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	167,785	175,808
	United States Treasury Note/Bond	1.375%	2/29/20	62,000	61,564
	United States Treasury Note/Bond	2.250%	2/29/20	163,000	162,899
	United States Treasury Note/Bond	2.250%	3/31/20	210,000	209,901
	United States Treasury Note/Bond	1.625%	6/30/20	67,210	66,790
	United States Treasury Note/Bond	2.500%	1/31/21	20,090	20,250
	United States Treasury Note/Bond	1.250%	3/31/21	52,000	51,326
1,2	United States Treasury Note/Bond	2.875%	11/15/21	1,000,000	1,022,810
	United States Treasury Note/Bond	2.500%	3/31/23	284,000	290,214
	United States Treasury Note/Bond	2.625%	6/30/23	274,000	281,579
	United States Treasury Note/Bond	2.750%	7/31/23	104,000	107,429
	United States Treasury Note/Bond	2.625%	12/31/23	325,000	334,851
	United States Treasury Note/Bond	2.125%	3/31/24	5,740	5,789
	United States Treasury Note/Bond	2.000%	2/15/25	364,360	364,757
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	61,841
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	76,060
	United States Treasury Note/Bond	2.000%	11/15/26	43,000	42,852
	United States Treasury Note/Bond	2.250%	11/15/27	383,050	387,478
	United States Treasury Note/Bond	3.125%	11/15/28	196,515	213,158
	United States Treasury Note/Bond	2.625%	2/15/29	497,270	518,404
	United States Treasury Note/Bond	2.375%	5/15/29	6,520	6,658
	United States Treasury Note/Bond	2.875%	5/15/43	275,732	292,190
	United States Treasury Note/Bond	2.250%	8/15/46	117,264	109,825
	United States Treasury Note/Bond	2.750%	8/15/47	146,845	151,939
	United States Treasury Note/Bond	3.000%	8/15/48	106,860	116,110
	United States Treasury Note/Bond	3.000%	2/15/49	21,980	23,931
	United States Treasury Note/Bond	2.875%	5/15/49	83,575	88,838
1	United States Treasury Strip Principal	0.000%	5/15/47	127,000	61,257
	United States Treasury Strip Principal	0.000%	8/15/47	247,840	118,287
					5,424,795
Conventional Mortgage-Backed Securities (1.2%)
3,4	Fannie Mae Pool	2.500%	9/1/27–4/1/38	75,658	74,827
3,4	Fannie Mae Pool	3.500%	11/1/45–1/1/58	563,330	574,496
3,4	Fannie Mae Pool	4.000%	8/1/48–2/1/49	277,129	286,448
3,4	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/22	12	12
3,4	Freddie Mac Gold Pool	4.000%	10/1/48–12/1/48	153,329	158,303
3	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	1,965	2,266
3,5	UMBS TBA	3.000%	6/1/34	125,351	127,172
					1,223,524
Nonconventional Mortgage-Backed Securities (0.6%)
3,4	Fannie Mae REMICS	3.000%	9/25/57	45,144	45,697
3,4	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	366,225	377,564
3,4	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	17,242	17,878
3,4	Freddie Mac REMICS	3.500%	3/15/31	5,288	5,466
3,4	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	96,059	101,135
					547,740
Total U.S. Government and Agency Obligations (Cost $6,946,225)					7,196,059
Asset-Backed/Commercial Mortgage-Backed Securities (1.6%)
3,6	American Express Credit Account Master Trust	2.950%	3/15/23	60,315	60,836
3,6	American Tower Trust I	3.070%	3/15/23	43,000	43,577
3	AmeriCredit Automobile Receivables Trust 2016-3	2.240%	4/8/22	12,970	12,941
3,6	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	11,418	11,537
3,6,7	Ares XXIX CLO Ltd., 3M USD LIBOR + 1.190%	3.778%	4/17/26	22,392	22,420
3,6,7	Atlas Senior Loan Fund X Ltd., 3M USD LIBOR + 1.090%	3.687%	1/15/31	7,940	7,849
3,6,7	Avery Point IV CLO Ltd., 3M USD LIBOR + 1.100%	3.680%	4/25/26	26,612	26,622
3,6,7	Babson CLO Ltd. 2014-I, 3M USD LIBOR + 1.150%	3.742%	7/20/25	3,510	3,514
6	Bank of Montreal	2.500%	1/11/22	60,000	60,340

3

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
3	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	10,290	10,395
3,6	Canadian Pacer Auto Receiveable Trust A Series 2018	3.000%	6/21/21	7,692	7,720
3,6	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	5,060	5,121
3	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	36,000	36,139
3	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	20,960	21,436
3,6	Castlelake Aircraft Securitization Trust 2019-1	3.967%	4/15/39	31,418	31,418
3,6,7	Cent CLO, 3M USD LIBOR + 1.150%	3.730%	10/25/28	16,895	16,871
3,6	Chesapeake Funding II LLC	3.390%	1/15/31	32,620	32,863
3,6	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	5,227	5,198
3,6	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	37,076	37,288
3,6	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	46,064	46,572
3,6	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	20,176	20,287
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,448
3,6	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	29,865	29,895
3,6	DB Master Finance LLC	3.787%	5/20/49	15,960	16,324
3,6	DB Master Finance LLC	4.021%	5/20/49	14,245	14,550
3,6	Deephave Residential Mortgage Trust 2019-2	3.558%	4/25/59	18,757	18,930
3,6	DNB Boligkreditt AS	2.500%	3/28/22	47,550	47,931
3,6	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,495	3,524
3,6	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	2,720	2,715
3,6	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	28,525	28,580
3,6	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	19,350	19,526
3,6	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/22/24	25,975	26,193
3,6	Exeter Automobile Receivables Trust 2018-3	2.900%	1/18/22	5,322	5,323
3,6	First Investors Auto Owner Trust	2.000%	3/15/22	1,976	1,973
3,6	First Investors Auto Owner Trust 2018-2	3.230%	12/15/22	10,083	10,130
3,6	Golden Credit Card Trust	1.980%	4/15/22	19,520	19,371
3,6	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	18,515	18,555
3,6	GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,364
3,6	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	35,550	35,545
3,6	Hyundai Auto Lease Securitization Trust 2018-A	2.550%	8/17/20	10,345	10,343
3,6,7	Madison Park Funding XII Ltd., 3M USD LIBOR + 1.260%	3.851%	7/20/26	26,261	26,275
3,6,7	Madison Park Funding XIII Ltd., 3M USD LIBOR + 0.950%	3.542%	4/19/30	33,570	33,520
3,6	MAPS Ltd.	4.458%	3/15/44	7,007	7,203
3,6,7	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	2.932%	7/21/24	36,370	36,260
3,6	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	4,822	4,817
3	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	15,975	16,161
3,6	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	39,255	39,793
3,6	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	14,887	14,847
3,6	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	59	59
3,6	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	23,742	23,638
3,6	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	35,250	35,795
3	Santander Drive Auto Receivables Trust 2016-3	1.890%	6/15/21	290	289
3	Santander Drive Auto Receivables Trust 2018-5	2.970%	7/15/21	24,862	24,873
3	Santander Drive Auto Receivables Trust 2018-5	3.190%	3/15/22	6,540	6,566
3,6	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	20,315	20,408
3,6	Securitized Term Auto Receivables Trust 2018-2	3.060%	2/25/21	14,147	14,173
3,6	Securitized Term Auto Receivables Trust 2018-2	3.325%	8/25/22	18,580	18,826
3,6,7	Seneca Park CLO Ltd. 2014-1, 3M USD LIBOR + 1.120%	3.708%	7/17/26	17,949	17,959
3,6	SFAVE Commercial Mortgage Securities Trust 2015- 5AVE	4.144%	1/5/43	27,300	28,049
3,6	SoFi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	9,232	9,233
3,6	SoFi Consumer Loan Program 2018-4 Trust	3.540%	11/26/27	23,979	24,194
3,6	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	26,977	27,149
3,6	Springleaf Funding Trust	3.160%	11/15/24	2,724	2,723
3,6	Springleaf Funding Trust 2015-B	3.480%	5/15/28	23,420	23,533
3,6	START Ireland	4.089%	3/15/44	20,226	20,576
3,6,7	Symphony CLO XIV Ltd., 3M USD LIBOR + 1.280%	3.877%	7/14/26	41,118	41,119
3,6,7	Thacher Park CLO Ltd., 3M USD LIBOR + 1.160%	3.751%	10/20/26	19,055	19,063
6	Toronto-Dominion Bank	2.500%	1/18/22	76,400	76,933

4

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
3,6	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	1,749	1,727
3,6	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	43,395	43,788
3	Utility Debt Securitization Authority Series 2013T	3.435%	12/15/25	8,625	8,920
3,6	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	17,523	17,841
3	Verizon Owner Trust 2018-A	3.230%	4/20/23	21,145	21,477
3,6	Verus Securitization Trust 2019-2	3.211%	4/25/59	18,311	18,311
3,6,7	Voya CLO 2014-1 Ltd., 3M USD LIBOR + 0.990%	3.591%	4/18/31	20,685	20,408
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,607,603)					1,617,670
Corporate Bonds (22.0%)
Finance (8.6%)
	Banking (7.1%)
6	ABN AMRO Bank NV	2.450%	6/4/20	19,999	19,963
	American Express Credit Corp.	2.250%	8/15/19	30,200	30,206
	American Express Credit Corp.	2.700%	3/3/22	54,990	55,222
	Banco Santander SA	3.125%	2/23/23	28,400	28,265
	Banco Santander SA	3.848%	4/12/23	16,400	16,692
	Bank of America Corp.	3.300%	1/11/23	7,905	8,054
3	Bank of America Corp.	2.816%	7/21/23	60,525	60,350
	Bank of America Corp.	3.004%	12/20/23	49,160	49,311
	Bank of America Corp.	4.125%	1/22/24	16,100	16,986
	Bank of America Corp.	4.000%	1/22/25	32,900	33,909
	Bank of America Corp.	3.500%	4/19/26	10,000	10,189
3	Bank of America Corp.	3.559%	4/23/27	86,705	88,123
3	Bank of America Corp.	3.593%	7/21/28	37,950	38,478
	Bank of America Corp.	3.419%	12/20/28	8,681	8,673
3	Bank of America Corp.	4.271%	7/23/29	74,365	78,695
3	Bank of America Corp.	3.974%	2/7/30	120,185	124,227
	Bank of America Corp.	5.875%	2/7/42	9,965	12,763
	Bank of America Corp.	5.000%	1/21/44	39,433	45,612
3	Bank of America Corp.	3.946%	1/23/49	5,380	5,429
3	Bank of America Corp.	4.330%	3/15/50	78,120	82,260
	Bank of Montreal	0.000%	7/5/19	18,500	13,664
	Bank of Montreal	3.100%	4/13/21	46,200	46,817
	Bank of New York Mellon Corp.	2.150%	2/24/20	61,325	61,143
	Bank of New York Mellon Corp.	2.200%	8/16/23	16,670	16,363
	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	28,335
	Bank of Nova Scotia	2.800%	7/21/21	25,650	25,806
	Barclays Bank plc	5.140%	10/14/20	11,905	12,222
	Barclays plc	3.904%	5/16/24	36,385	35,764
3	Barclays plc	3.932%	5/7/25	55,605	55,287
	BB&T Corp.	5.250%	11/1/19	8,000	8,073
	BB&T Corp.	3.200%	9/3/21	25,900	26,275
	BB&T Corp.	2.750%	4/1/22	61,300	61,747
	BB&T Corp.	3.700%	6/5/25	49,000	51,349
6	BNP Paribas SA	2.950%	5/23/22	4,105	4,107
	BNP Paribas SA	3.250%	3/3/23	7,620	7,776
6	BNP Paribas SA	3.800%	1/10/24	44,775	45,759
6	BNP Paribas SA	3.375%	1/9/25	60,670	60,260
6	BNP Paribas SA	3.500%	11/16/27	82,000	80,955
6	BNP Paribas SA	4.400%	8/14/28	51,985	54,192
	BPCE SA	2.500%	7/15/19	53,100	53,091
6	BPCE SA	5.700%	10/22/23	6,225	6,719
	BPCE SA	4.000%	4/15/24	30,615	32,201
6	BPCE SA	5.150%	7/21/24	43,790	46,309
6	BPCE SA	3.500%	10/23/27	64,230	63,507
	Branch Banking & Trust Co.	2.625%	1/15/22	45,425	45,705
	Canadian Imperial Bank of Commerce	0.000%	7/22/19	25,000	18,449
	Canadian Imperial Bank of Commerce	0.000%	7/26/19	120,263	88,732
	Canadian Imperial Bank of Commerce	3.335%	6/16/22	57,780	58,205
	Capital One Financial Corp.	2.500%	5/12/20	21,500	21,469
	Capital One Financial Corp.	4.750%	7/15/21	18,835	19,666
	Capital One Financial Corp.	3.750%	4/24/24	55,460	57,306

5

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.200%	2/5/25	24,185	24,169
	Citibank NA	3.050%	5/1/20	67,400	67,666
	Citigroup Inc.	2.500%	7/29/19	37,530	37,524
	Citigroup Inc.	2.400%	2/18/20	65,200	65,087
	Citigroup Inc.	4.500%	1/14/22	33,920	35,447
	Citigroup Inc.	4.125%	7/25/28	14,550	14,959
3	Citigroup Inc.	3.520%	10/27/28	72,550	72,411
	Citigroup Inc.	6.625%	6/15/32	45,000	56,790
3	Citigroup Inc.	3.878%	1/24/39	37,030	36,520
	Citigroup Inc.	8.125%	7/15/39	4,638	7,202
	Citigroup Inc.	4.650%	7/23/48	27,965	30,986
	Commonwealth Bank of Australia	2.300%	3/12/20	20,290	20,254
	Compass Bank	2.750%	9/29/19	15,105	15,094
6	Credit Agricole SA	3.601%	4/24/23	16,500	16,399
6	Credit Agricole SA	3.750%	4/24/23	31,675	32,364
6	Credit Agricole SA	3.250%	10/4/24	24,375	24,279
	Credit Suisse AG	3.000%	10/29/21	18,325	18,455
	Credit Suisse AG	3.625%	9/9/24	4,885	5,067
6	Credit Suisse Group AG	3.574%	1/9/23	20,675	20,935
6	Credit Suisse Group AG	3.837%	6/12/24	25,015	24,980
3,6	Credit Suisse Group AG	4.207%	6/12/24	12,375	12,794
3,6	Credit Suisse Group AG	3.869%	1/12/29	10,980	10,966
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	56,884
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	67,850	69,123
6	Danske Bank A/S	5.000%	1/12/22	21,605	22,392
6	Danske Bank A/S	3.875%	9/12/23	46,290	46,896
6	Danske Bank A/S	5.375%	1/12/24	28,240	29,930
	Deutsche Bank AG	2.700%	7/13/20	16,635	16,463
	Deutsche Bank AG	3.150%	1/22/21	38,915	38,473
	Deutsche Bank AG	4.250%	10/14/21	45,220	45,387
	Fifth Third Bank	2.875%	10/1/21	10,345	10,447
	Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	31,425
	Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	25,739
	Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	11,469
	Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	59,692
	Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	43,833
	Goldman Sachs Group Inc.	3.000%	4/26/22	30,275	30,383
3	Goldman Sachs Group Inc.	2.876%	10/31/22	64,880	65,015
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	36,266
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	17,747
3	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	46,097
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	18,394
3	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	15,174
3	Goldman Sachs Group Inc.	3.814%	4/23/29	45,870	46,241
3	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	70,292
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	55,878
	Goldman Sachs Group Inc.	6.250%	2/1/41	30,370	39,138
	Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	33,510
6	HSBC Bank plc	4.125%	8/12/20	15,000	15,270
6	HSBC Bank plc	4.750%	1/19/21	62,040	64,205
	HSBC Holdings plc	3.400%	3/8/21	33,270	33,695
	HSBC Holdings plc	4.000%	3/30/22	72,455	74,928
	HSBC Holdings plc	3.600%	5/25/23	60,200	61,724
	HSBC Holdings plc	3.520%	5/18/24	26,340	26,280
	HSBC Holdings plc	3.900%	5/25/26	12,085	12,384
3	HSBC Holdings plc	4.041%	3/13/28	21,805	22,317
3	HSBC Holdings plc	4.583%	6/19/29	40,480	42,928
	HSBC Holdings plc	6.500%	5/2/36	25,000	31,003
	HSBC Holdings plc	6.100%	1/14/42	40,665	53,861
	HSBC Holdings plc	5.250%	3/14/44	13,210	14,654
	HSBC USA Inc.	2.350%	3/5/20	105,645	105,437
	HSBC USA Inc.	3.500%	6/23/24	28,025	28,916
	Huntington National Bank	2.400%	4/1/20	44,990	44,892
	ING Groep NV	3.150%	3/29/22	12,955	13,075

6

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ING Groep NV	3.950%	3/29/27	44,565	45,385
	JPMorgan Chase & Co.	4.950%	3/25/20	55,000	56,100
	JPMorgan Chase & Co.	4.350%	8/15/21	41,386	42,923
	JPMorgan Chase & Co.	4.500%	1/24/22	44,780	46,895
	JPMorgan Chase & Co.	3.250%	9/23/22	18,645	18,995
	JPMorgan Chase & Co.	3.375%	5/1/23	27,610	28,221
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	40,856
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	14,575
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	31,234
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	14,115
3	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	70,029
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	119,775
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	22,144
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	19,896
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	17,124
3	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	160,641
6	Macquarie Bank Ltd.	2.400%	1/21/20	12,610	12,588
3,6	Macquarie Group Ltd.	4.150%	3/27/24	49,500	50,923
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	17,870	17,802
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	24,917
	Morgan Stanley	5.625%	9/23/19	24,355	24,560
	Morgan Stanley	5.750%	1/25/21	79,825	83,700
	Morgan Stanley	2.500%	4/21/21	21,815	21,754
	Morgan Stanley	2.625%	11/17/21	30,000	29,892
	Morgan Stanley	2.750%	5/19/22	63,420	63,416
	Morgan Stanley	3.875%	4/29/24	97,010	101,102
	Morgan Stanley	3.700%	10/23/24	29,050	30,036
	Morgan Stanley	4.000%	7/23/25	29,455	30,851
	Morgan Stanley	3.125%	7/27/26	11,435	11,402
	Morgan Stanley	6.250%	8/9/26	20,000	23,566
	Morgan Stanley	3.625%	1/20/27	64,000	65,388
3	Morgan Stanley	3.772%	1/24/29	56,905	58,023
	Morgan Stanley	4.300%	1/27/45	18,360	19,218
3,6	Nationwide Building Society	3.622%	4/26/23	23,975	24,095
6	NBK SPC Ltd.	2.750%	5/30/22	56,530	56,011
	PNC Bank NA	3.300%	10/30/24	18,195	18,663
	PNC Bank NA	4.200%	11/1/25	16,650	17,866
	PNC Bank NA	3.100%	10/25/27	41,975	42,487
	PNC Bank NA	3.250%	1/22/28	60,465	61,931
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	43,367
	Royal Bank of Canada	0.000%	7/8/19	27,775	20,512
	Royal Bank of Canada	0.000%	7/16/19	7,158	5,284
	Royal Bank of Canada	0.000%	7/19/19	32,500	23,988
	Royal Bank of Canada	2.750%	2/1/22	43,960	44,386
	Santander Holdings USA Inc.	2.650%	4/17/20	23,185	23,167
	Santander Holdings USA Inc.	3.700%	3/28/22	33,065	33,627
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	20,519
6	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	61,300	61,218
6	Societe Generale SA	3.250%	1/12/22	54,445	54,668
3	State Street Corp.	2.653%	5/15/23	30,770	30,828
	SunTrust Bank	3.300%	5/15/26	12,895	12,956
	Synchrony Bank	3.650%	5/24/21	46,195	46,811
	Toronto-Dominion Bank	0.000%	7/8/19	13,000	9,600
	Toronto-Dominion Bank	0.000%	7/19/19	22,000	16,237
	Toronto-Dominion Bank	2.500%	12/14/20	49,340	49,478
6	UBS AG	2.200%	6/8/20	53,390	53,229
6	UBS AG	4.500%	6/26/48	19,965	22,708
6	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	44,829
6	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,130	5,156
	US Bancorp	2.625%	1/24/22	46,910	47,131
	US Bancorp	3.700%	1/30/24	52,500	55,150
	Wells Fargo & Co.	2.150%	1/30/20	46,155	46,040
	Wells Fargo & Co.	3.000%	1/22/21	26,735	26,910
	Wells Fargo & Co.	3.500%	3/8/22	64,245	66,001

7

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	3.069%	1/24/23	12,990	13,076
	Wells Fargo & Co.	3.450%	2/13/23	48,895	49,714
	Wells Fargo & Co.	4.480%	1/16/24	46,156	49,024
	Wells Fargo & Co.	3.750%	1/24/24	50,755	52,711
	Wells Fargo & Co.	3.550%	9/29/25	32,170	33,066
	Wells Fargo & Co.	3.000%	4/22/26	39,405	39,153
	Wells Fargo & Co.	5.606%	1/15/44	68,281	81,297
	Wells Fargo & Co.	4.650%	11/4/44	10,315	11,005
	Wells Fargo & Co.	4.900%	11/17/45	19,160	21,263
	Wells Fargo & Co.	4.400%	6/14/46	73,300	75,758
	Wells Fargo & Co.	4.750%	12/7/46	23,150	25,021
	Westpac Banking Corp.	2.300%	5/26/20	22,554	22,516
	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	11,590	11,810
	Charles Schwab Corp.	3.200%	3/2/27	19,665	19,998
	Insurance (1.3%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	27,850
	Aetna Inc.	2.800%	6/15/23	25,660	25,476
6	AIA Group Ltd.	3.600%	4/9/29	50,475	51,851
	American International Group Inc.	4.250%	3/15/29	36,550	38,041
	Anthem Inc.	3.700%	8/15/21	10,000	10,208
	Anthem Inc.	3.300%	1/15/23	42,468	43,157
	Anthem Inc.	3.650%	12/1/27	26,975	27,155
	Anthem Inc.	4.101%	3/1/28	40,910	42,382
	Anthem Inc.	4.650%	8/15/44	13,445	13,969
	Anthem Inc.	4.375%	12/1/47	7,020	7,010
	Chubb Corp.	6.000%	5/11/37	50,000	65,817
	Chubb INA Holdings Inc.	2.300%	11/3/20	6,330	6,323
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	23,133
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	33,507
	Cigna Holding Co.	3.250%	4/15/25	31,655	31,794
6	Farmers Exchange Capital	7.050%	7/15/28	25,000	29,163
6	Five Corners Funding Trust	4.419%	11/15/23	5,935	6,309
6	Jackson National Life Global Funding	3.250%	1/30/24	24,070	24,596
6	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	24,581
6	Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,318
6	Liberty Mutual Group Inc.	4.569%	2/1/29	11,170	11,883
6	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	38,773
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	25,145
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	9,470	10,637
	MetLife Inc.	3.600%	4/10/24	35,035	36,647
	MetLife Inc.	4.125%	8/13/42	5,565	5,804
	MetLife Inc.	4.875%	11/13/43	20,820	23,992
6	Metropolitan Life Global Funding I	3.450%	10/9/21	29,155	29,755
6	Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	13,815
6	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	24,346
6	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	21,485
6	New York Life Global Funding	2.900%	1/17/24	29,050	29,565
6	New York Life Insurance Co.	5.875%	5/15/33	55,395	70,600
6	New York Life Insurance Co.	4.450%	5/15/69	15,270	15,997
6	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	24,461
	Prudential Financial Inc.	4.500%	11/15/20	24,365	25,082
6	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	24,830	28,897
6	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,390	45,599
	Torchmark Corp.	7.875%	5/15/23	45,000	53,253
	UnitedHealth Group Inc.	3.875%	10/15/20	27,960	28,392
	UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,735
	UnitedHealth Group Inc.	2.875%	3/15/23	16,000	16,179
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	15,573
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	36,559
	UnitedHealth Group Inc.	4.625%	7/15/35	9,595	10,559
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	71,113
	UnitedHealth Group Inc.	4.750%	7/15/45	30,995	35,109

8

Vanguard® Wellington Fund
Schedule of Investments
May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	9,087
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	23,683
	Real Estate Investment Trusts (0.2%)
	AvalonBay Communities Inc.	3.625%	10/1/20	20,780	21,033
	Boston Properties LP	3.125%	9/1/23	13,275	13,451
	Boston Properties LP	3.800%	2/1/24	1,750	1,811
	Realty Income Corp.	4.650%	8/1/23	25,010	26,874
	Simon Property Group LP	3.750%	2/1/24	3,265	3,399
	Simon Property Group LP	3.375%	10/1/24	10,055	10,348
6	WEA Finance LLC	4.125%	9/20/28	21,310	22,459
6	WEA Finance LLC	4.625%	9/20/48	27,205	29,311
6	WEA Finance LLC / Westfield UK & Europe Finance plc	2.700%	9/17/19	22,360	22,365
					8,780,592
Industrial (10.9%)
	Basic Industry (0.0%)
	International Paper Co.	4.350%	8/15/48	45,400	42,058
3	Rohm and Haas Holdings Ltd.	9.800%	4/15/20	750	782
	Capital Goods (0.8%)
6	BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	6,067
6	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	11,338
	Boeing Co.	8.625%	11/15/31	9,460	13,662
	Boeing Co.	5.875%	2/15/40	4,825	6,208
	Caterpillar Financial Services Corp.	2.625%	3/1/23	53,000	53,077
	Caterpillar Inc.	3.900%	5/27/21	46,914	48,325
	Caterpillar Inc.	2.600%	6/26/22	11,345	11,385
	Caterpillar Inc.	3.400%	5/15/24	14,200	14,649
	Deere & Co.	7.125%	3/3/31	17,500	24,144
	General Dynamics Corp.	2.875%	5/11/20	54,380	54,557
	General Dynamics Corp.	3.875%	7/15/21	14,925	15,367
	General Electric Co.	2.700%	10/9/22	9,965	9,860
	General Electric Co.	3.100%	1/9/23	8,635	8,631
	Honeywell International Inc.	4.250%	3/1/21	40,681	42,111
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	55,418
	John Deere Capital Corp.	3.450%	3/13/25	43,145	44,788
	Lockheed Martin Corp.	2.900%	3/1/25	10,450	10,499
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	8,847
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	16,613
	Lockheed Martin Corp.	4.090%	9/15/52	5,500	5,765
	Parker-Hannifin Corp.	4.450%	11/21/44	17,735	19,341
6	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	39,625	39,986
6	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	62,449
6	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	37,918
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,455	28,690
	United Technologies Corp.	3.100%	6/1/22	7,010	7,109
	United Technologies Corp.	4.125%	11/16/28	16,675	17,672
	United Technologies Corp.	6.050%	6/1/36	20,325	25,130
	United Technologies Corp.	6.125%	7/15/38	37,300	46,924
	United Technologies Corp.	4.450%	11/16/38	9,325	10,004
	United Technologies Corp.	4.500%	6/1/42	16,902	17,864
	United Technologies Corp.	3.750%	11/1/46	5,923	5,668
	Communication (1.5%)
	America Movil SAB de CV	3.125%	7/16/22	84,600	85,302
	America Movil SAB de CV	3.625%	4/22/29	26,990	27,806
	America Movil SAB de CV	6.125%	3/30/40	7,380	9,360
	American Tower Corp.	3.450%	9/15/21	30,665	31,046
	American Tower Corp.	5.000%	2/15/24	2,770	3,011
	American Tower Corp.	4.400%	2/15/26	7,315	7,754
	AT&T Inc.	2.450%	6/30/20	12,000	11,971
	AT&T Inc.	4.600%	2/15/21	5,000	5,137
	AT&T Inc.	4.450%	5/15/21	10,000	10,339
	AT&T Inc.	4.900%	8/15/37	4,630	4,793
	AT&T Inc.	4.850%	3/1/39	29,900	30,578

9

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CBS Corp.	4.300%	2/15/21	27,830	28,446
	Comcast Corp.	3.000%	2/1/24	25,345	25,608
	Comcast Corp.	3.600%	3/1/24	50,730	52,609
	Comcast Corp.	3.375%	2/15/25	2,540	2,609
	Comcast Corp.	2.350%	1/15/27	19,620	18,658
	Comcast Corp.	4.250%	1/15/33	42,890	46,172
	Comcast Corp.	4.200%	8/15/34	26,890	28,743
	Comcast Corp.	5.650%	6/15/35	4,725	5,702
	Comcast Corp.	4.400%	8/15/35	32,325	34,767
	Comcast Corp.	6.500%	11/15/35	4,720	6,205
	Comcast Corp.	6.400%	5/15/38	968	1,265
	Comcast Corp.	4.600%	10/15/38	48,045	52,639
	Comcast Corp.	4.650%	7/15/42	47,970	52,246
	Comcast Corp.	4.500%	1/15/43	22,000	23,418
	Comcast Corp.	4.750%	3/1/44	34,643	38,109
	Comcast Corp.	4.600%	8/15/45	43,296	46,735
	Comcast Corp.	3.969%	11/1/47	8,452	8,362
	Comcast Corp.	4.000%	3/1/48	12,180	12,175
	Comcast Corp.	4.700%	10/15/48	45,435	50,628
	Comcast Corp.	3.999%	11/1/49	23,162	22,987
	Comcast Corp.	4.049%	11/1/52	2,670	2,668
	Comcast Corp.	4.950%	10/15/58	35,175	40,440
6	Cox Communications Inc.	3.250%	12/15/22	27,995	28,393
6	Cox Communications Inc.	2.950%	6/30/23	5,870	5,879
6	Cox Communications Inc.	3.150%	8/15/24	7,268	7,281
6	Cox Communications Inc.	4.800%	2/1/35	30,000	30,055
6	Cox Communications Inc.	6.450%	12/1/36	5,850	6,763
6	Cox Communications Inc.	4.600%	8/15/47	4,435	4,424
	Crown Castle International Corp.	3.650%	9/1/27	10,215	10,210
	Crown Castle International Corp.	3.800%	2/15/28	8,435	8,480
6	Fox Corp.	5.576%	1/25/49	9,775	11,398
	NBCUniversal Media LLC	4.375%	4/1/21	23,900	24,731
	NBCUniversal Media LLC	2.875%	1/15/23	9,760	9,821
	NBCUniversal Media LLC	4.450%	1/15/43	10,370	10,944
	Orange SA	4.125%	9/14/21	60,990	63,209
	Orange SA	9.000%	3/1/31	20,280	30,053
6	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	12,370
6	Sky Ltd.	2.625%	9/16/19	38,021	37,977
6	Sky Ltd.	3.750%	9/16/24	45,046	47,018
3,6	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,090	47,069
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,588
	Verizon Communications Inc.	4.812%	3/15/39	85,963	94,417
	Verizon Communications Inc.	4.750%	11/1/41	11,880	12,837
	Verizon Communications Inc.	4.862%	8/21/46	36,117	39,832
	Verizon Communications Inc.	5.012%	4/15/49	21,754	24,534
	Verizon Communications Inc.	4.672%	3/15/55	11,007	11,788
	Vodafone Group plc	5.000%	5/30/38	1,895	1,941
	Vodafone Group plc	5.250%	5/30/48	45,220	46,996
6	Walt Disney Co.	3.000%	9/15/22	11,891	12,086
	Walt Disney Co.	4.125%	6/1/44	23,115	25,197
	Warner Media LLC	3.600%	7/15/25	22,350	22,507
	Consumer Cyclical (1.1%)
	Alibaba Group Holding Ltd.	2.500%	11/28/19	12,965	12,960
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,541
	Alibaba Group Holding Ltd.	3.600%	11/28/24	39,860	40,661
	Alibaba Group Holding Ltd.	3.400%	12/6/27	85,240	84,205
	Amazon.com Inc.	2.500%	11/29/22	34,760	34,914
	Amazon.com Inc.	2.800%	8/22/24	26,480	26,855
	Amazon.com Inc.	4.800%	12/5/34	37,370	44,182
	Amazon.com Inc.	4.950%	12/5/44	22,605	27,642
	Amazon.com Inc.	4.250%	8/22/57	51,360	56,304
	AutoZone Inc.	3.700%	4/15/22	46,136	47,394

10

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	BMW US Capital LLC	2.000%	4/11/21	21,300	21,057
6	BMW US Capital LLC	2.800%	4/11/26	5,805	5,675
6	Daimler Finance North America LLC	2.250%	7/31/19	73,100	73,025
6	Daimler Finance North America LLC	2.200%	5/5/20	16,565	16,480
6	Daimler Finance North America LLC	2.450%	5/18/20	8,340	8,314
6	Daimler Finance North America LLC	2.300%	2/12/21	34,470	34,189
6	Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,051
6	Daimler Finance North America LLC	3.250%	8/1/24	5,870	5,926
	Ford Motor Credit Co. LLC	3.157%	8/4/20	26,655	26,644
	Ford Motor Credit Co. LLC	5.113%	5/3/29	14,295	14,038
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,395	16,522
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	57,488
	Home Depot Inc.	2.700%	4/1/23	31,170	31,479
	Home Depot Inc.	3.900%	12/6/28	10,250	11,044
	Home Depot Inc.	4.400%	3/15/45	28,655	32,007
	Home Depot Inc.	4.500%	12/6/48	12,215	13,704
6	Hyundai Capital America	2.550%	4/3/20	28,910	28,823
6	Hyundai Capital America	3.529%	7/8/21	50,400	50,434
	Lowe’s Cos. Inc.	3.100%	5/3/27	68,700	67,717
	Lowe’s Cos. Inc.	6.500%	3/15/29	13,301	16,399
	Lowe’s Cos. Inc.	4.550%	4/5/49	8,485	8,662
	McDonald’s Corp.	2.625%	1/15/22	7,805	7,815
	McDonald’s Corp.	3.250%	6/10/24	5,460	5,613
	McDonald’s Corp.	4.875%	12/9/45	9,940	10,969
	Starbucks Corp.	4.500%	11/15/48	36,060	37,615
6	Volkswagen Group of America Finance LLC	2.450%	11/20/19	16,935	16,887
	Walmart Inc.	2.550%	4/11/23	38,325	38,504
	Walmart Inc.	3.550%	6/26/25	56,910	59,807
	Walmart Inc.	3.625%	12/15/47	14,215	14,510
	Consumer Noncyclical (3.8%)
	Allergan Funding SCS	3.450%	3/15/22	18,695	18,793
	Allergan Funding SCS	3.800%	3/15/25	15,725	15,820
	Allergan Funding SCS	4.850%	6/15/44	18,000	17,536
	Altria Group Inc.	4.750%	5/5/21	23,376	24,247
	Altria Group Inc.	2.850%	8/9/22	18,810	18,802
	Altria Group Inc.	4.800%	2/14/29	26,500	27,684
	Altria Group Inc.	4.500%	5/2/43	10,705	9,751
	Altria Group Inc.	3.875%	9/16/46	22,775	19,064
	AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,514
	Amgen Inc.	3.875%	11/15/21	13,315	13,702
	Amgen Inc.	5.150%	11/15/41	36,380	40,408
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	74,700	76,768
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	6.500%	1/1/28	19,550	23,418
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	61,085	63,001
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	67,769	68,960
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	117,831	117,290
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	4,359
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	17,504
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,225	14,152
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	39,965
3	Ascension Health	4.847%	11/15/53	44,750	54,814
	AstraZeneca plc	1.950%	9/18/19	12,065	12,037
	AstraZeneca plc	2.375%	11/16/20	44,480	44,412
	AstraZeneca plc	4.000%	1/17/29	50,410	53,120
	AstraZeneca plc	6.450%	9/15/37	23,385	30,114
	BAT Capital Corp.	3.557%	8/15/27	63,450	60,741
6	BAT International Finance plc	2.750%	6/15/20	21,250	21,241
6	Bayer US Finance II LLC	4.250%	12/15/25	85,455	87,721
6	Bayer US Finance LLC	2.375%	10/8/19	7,510	7,505
6	Bayer US Finance LLC	3.000%	10/8/21	46,850	46,800

11

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	Bayer US Finance LLC	3.375%	10/8/24	33,220	32,985
	Biogen Inc.	2.900%	9/15/20	21,115	21,185
	Boston Scientific Corp.	4.000%	3/1/29	6,810	7,109
6	Bristol-Myers Squibb Co.	3.400%	7/26/29	31,020	31,722
6	Bristol-Myers Squibb Co.	4.125%	6/15/39	17,720	18,491
6	Bristol-Myers Squibb Co.	4.250%	10/26/49	27,275	28,805
	Cardinal Health Inc.	2.400%	11/15/19	27,350	27,293
	Cardinal Health Inc.	3.200%	3/15/23	13,035	13,104
	Cardinal Health Inc.	3.079%	6/15/24	12,670	12,552
	Cardinal Health Inc.	3.500%	11/15/24	24,705	25,183
	Cardinal Health Inc.	4.500%	11/15/44	28,805	26,006
6	Cargill Inc.	4.307%	5/14/21	60,532	62,639
6	Cargill Inc.	6.875%	5/1/28	19,355	24,070
6	Cargill Inc.	4.760%	11/23/45	28,190	32,671
3	Catholic Health Initiatives	4.350%	11/1/42	22,115	22,234
	Celgene Corp.	3.250%	8/15/22	16,250	16,600
	Celgene Corp.	3.550%	8/15/22	24,575	25,321
	Celgene Corp.	2.750%	2/15/23	4,553	4,543
	Celgene Corp.	3.250%	2/20/23	7,830	7,970
	Celgene Corp.	4.000%	8/15/23	1,500	1,564
6	Cigna Corp.	4.375%	10/15/28	18,600	19,467
6	Cigna Corp.	4.800%	8/15/38	26,415	26,994
6	Cigna Corp.	4.900%	12/15/48	18,300	18,697
	Coca-Cola Co.	4.500%	9/1/21	8,430	8,694
	Coca-Cola European Partners plc	3.500%	9/15/20	9,900	10,020
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	35,545
	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,738
	CommonSpirit Health	2.950%	11/1/22	18,735	18,708
	CommonSpirit Health	4.200%	8/1/23	9,885	10,309
	Conagra Brands Inc.	4.600%	11/1/25	7,855	8,372
	Conagra Brands Inc.	5.300%	11/1/38	23,500	24,708
	Constellation Brands Inc.	2.700%	5/9/22	2,385	2,383
	CVS Health Corp.	2.750%	12/1/22	40,255	39,918
	CVS Health Corp.	4.875%	7/20/35	6,900	7,057
	CVS Health Corp.	5.125%	7/20/45	51,200	52,324
	CVS Health Corp.	5.050%	3/25/48	22,120	22,517
	Diageo Capital plc	2.625%	4/29/23	48,310	48,459
	Diageo Investment Corp.	2.875%	5/11/22	26,991	27,272
	Dignity Health	2.637%	11/1/19	5,595	5,594
	Dignity Health	3.812%	11/1/24	20,780	21,730
	Eli Lilly & Co.	3.700%	3/1/45	24,450	24,954
6	EMD Finance LLC	2.950%	3/19/22	23,660	23,734
6	Forest Laboratories Inc.	4.875%	2/15/21	4,184	4,298
	Gilead Sciences Inc.	2.550%	9/1/20	26,330	26,329
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	28,004
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	23,002
	Gilead Sciences Inc.	4.500%	2/1/45	32,375	33,666
	Gilead Sciences Inc.	4.750%	3/1/46	7,340	7,888
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	31,987
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	55,492
	GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	29,238
6	Imperial Tobacco Finance plc	3.750%	7/21/22	34,745	35,170
	Kaiser Foundation Hospitals	3.500%	4/1/22	10,611	10,915
	Kaiser Foundation Hospitals	3.150%	5/1/27	17,935	18,178
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	17,056
	Kraft Heinz Foods Co.	3.000%	6/1/26	19,550	18,463
	Kraft Heinz Foods Co.	5.000%	7/15/35	8,940	8,996
	Kraft Heinz Foods Co.	4.375%	6/1/46	86,215	75,886
	Kroger Co.	3.850%	8/1/23	10,770	11,150
	Kroger Co.	4.000%	2/1/24	22,290	23,221
	McKesson Corp.	2.700%	12/15/22	7,710	7,637
	McKesson Corp.	2.850%	3/15/23	7,620	7,611
	Medtronic Inc.	3.150%	3/15/22	72,005	73,521
	Medtronic Inc.	3.625%	3/15/24	10,350	10,836

12

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medtronic Inc.	3.500%	3/15/25	43,250	45,036
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	13,687
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,630	12,143
	Merck & Co. Inc.	2.350%	2/10/22	30,760	30,827
	Merck & Co. Inc.	2.800%	5/18/23	54,775	55,605
	Merck & Co. Inc.	2.750%	2/10/25	47,090	47,350
	Merck & Co. Inc.	3.400%	3/7/29	49,240	51,001
	Merck & Co. Inc.	4.150%	5/18/43	22,090	24,016
	Merck & Co. Inc.	4.000%	3/7/49	67,385	71,960
	Mercy Health	4.302%	7/1/28	20,339	22,282
	Molson Coors Brewing Co.	3.500%	5/1/22	16,525	16,821
	Mylan NV	3.950%	6/15/26	60,095	56,403
	New York & Presbyterian Hospital	4.024%	8/1/45	28,410	30,731
	Novartis Capital Corp.	3.400%	5/6/24	16,695	17,319
	Novartis Capital Corp.	4.400%	5/6/44	25,896	29,305
	Partners Healthcare System	3.443%	7/1/21	1,950	1,993
	PepsiCo Inc.	2.750%	3/1/23	29,800	30,212
	PepsiCo Inc.	4.000%	3/5/42	51,391	54,217
	Pfizer Inc.	3.000%	6/15/23	47,025	47,974
	Pfizer Inc.	3.450%	3/15/29	70,335	73,198
	Pfizer Inc.	4.100%	9/15/38	53,995	57,784
	Philip Morris International Inc.	4.500%	3/26/20	8,250	8,376
	Philip Morris International Inc.	4.125%	5/17/21	43,025	44,329
	Philip Morris International Inc.	2.500%	8/22/22	21,645	21,500
	Philip Morris International Inc.	2.625%	3/6/23	46,850	46,868
	Philip Morris International Inc.	3.375%	8/11/25	14,440	14,813
	Philip Morris International Inc.	4.875%	11/15/43	6,185	6,766
3	Procter & Gamble - Esop	9.360%	1/1/21	13,899	14,686
3	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	12,382
6	Roche Holdings Inc.	2.875%	9/29/21	33,000	33,245
	Sanofi	4.000%	3/29/21	44,090	45,343
6	Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	14,650
6	South Carolina Electric & Gas Co.	3.250%	6/7/22	58,280	58,840
6	South Carolina Electric & Gas Co.	3.500%	6/15/22	8,980	9,111
	SSM Health Care Corp.	3.823%	6/1/27	34,910	36,718
	Stanford Health Care	3.795%	11/15/48	8,465	8,983
	Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	37,215	31,168
	Unilever Capital Corp.	4.250%	2/10/21	95,235	98,172
	Wyeth LLC	5.950%	4/1/37	25,000	32,002
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	33,702
	Energy (1.1%)
6	BG Energy Capital plc	4.000%	10/15/21	5,000	5,145
6	BG Energy Capital plc	5.125%	10/15/41	19,400	22,379
	BP Capital Markets America Inc.	4.500%	10/1/20	16,000	16,421
	BP Capital Markets America Inc.	3.245%	5/6/22	35,000	35,791
	BP Capital Markets plc	2.315%	2/13/20	5,855	5,845
	BP Capital Markets plc	3.062%	3/17/22	43,130	43,811
	BP Capital Markets plc	2.500%	11/6/22	22,000	21,951
	BP Capital Markets plc	3.994%	9/26/23	16,185	16,970
	BP Capital Markets plc	3.814%	2/10/24	38,938	40,745
	BP Capital Markets plc	3.506%	3/17/25	50,285	52,000
	Chevron Corp.	3.191%	6/24/23	49,470	50,894
	ConocoPhillips Co.	4.950%	3/15/26	4,385	4,910
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	21,445	21,952
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,185	4,655
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	24,863	26,893
	Energy Transfer Operating LP	5.250%	4/15/29	40,000	43,204
	Enterprise Products Operating LLC	4.250%	2/15/48	26,420	25,809
	EOG Resources Inc.	5.625%	6/1/19	23,100	23,098
	Exxon Mobil Corp.	2.726%	3/1/23	11,910	12,038
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,252
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	13,210
	Noble Energy Inc.	4.150%	12/15/21	15,961	16,423

13

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,690
	Occidental Petroleum Corp.	3.400%	4/15/26	8,035	8,022
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	36,775	37,067
6	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	31,452
6	Schlumberger Investment SA	2.400%	8/1/22	23,925	23,774
	Schlumberger Investment SA	3.650%	12/1/23	44,520	46,248
	Shell International Finance BV	3.250%	5/11/25	11,051	11,360
	Shell International Finance BV	4.125%	5/11/35	43,465	46,970
	Shell International Finance BV	5.500%	3/25/40	12,990	16,335
	Shell International Finance BV	4.375%	5/11/45	96,700	106,289
	Suncor Energy Inc.	5.950%	12/1/34	20,700	25,594
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	30,900	31,749
	Total Capital International SA	2.700%	1/25/23	36,510	36,690
	Total Capital International SA	3.750%	4/10/24	41,500	43,551
	TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	47,879
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	51,420
	Other Industrial (0.1%)
3	Johns Hopkins University	4.083%	7/1/53	26,970	30,422
6	SBA Tower Trust	3.168%	4/11/22	48,960	49,319
6	SBA Tower Trust	3.448%	3/15/23	23,770	24,158
3,6	SBA Tower Trust	2.898%	10/15/44	46,310	46,295
	Technology (2.0%)
	Apple Inc.	3.000%	2/9/24	22,535	22,974
	Apple Inc.	3.450%	5/6/24	39,950	41,553
	Apple Inc.	2.850%	5/11/24	44,990	45,480
	Apple Inc.	2.750%	1/13/25	21,495	21,555
	Apple Inc.	3.250%	2/23/26	37,631	38,582
	Apple Inc.	2.450%	8/4/26	43,466	42,293
	Apple Inc.	3.350%	2/9/27	55,925	57,452
	Apple Inc.	3.200%	5/11/27	39,185	39,856
	Apple Inc.	2.900%	9/12/27	55,355	55,073
	Apple Inc.	3.850%	5/4/43	17,000	17,265
	Apple Inc.	4.450%	5/6/44	5,075	5,559
	Apple Inc.	3.850%	8/4/46	36,890	37,239
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	35,975	35,589
	Cisco Systems Inc.	2.500%	9/20/26	15,676	15,457
	Intel Corp.	2.875%	5/11/24	29,395	29,739
	Intel Corp.	4.100%	5/19/46	51,605	53,890
	International Business Machines Corp.	8.375%	11/1/19	25,000	25,592
	International Business Machines Corp.	3.375%	8/1/23	70,925	72,817
	International Business Machines Corp.	3.625%	2/12/24	35,000	36,207
	International Business Machines Corp.	3.000%	5/15/24	86,100	86,671
	International Business Machines Corp.	3.300%	5/15/26	155,985	157,598
	International Business Machines Corp.	3.500%	5/15/29	103,700	105,351
	International Business Machines Corp.	5.875%	11/29/32	20,240	25,197
	Microsoft Corp.	3.625%	12/15/23	16,000	16,828
	Microsoft Corp.	2.875%	2/6/24	70,885	72,477
	Microsoft Corp.	3.125%	11/3/25	31,615	32,746
	Microsoft Corp.	2.400%	8/8/26	53,545	52,724
	Microsoft Corp.	3.500%	2/12/35	23,520	24,259
	Microsoft Corp.	3.450%	8/8/36	65,320	67,027
	Microsoft Corp.	4.100%	2/6/37	45,385	50,281
	Microsoft Corp.	4.450%	11/3/45	14,250	16,473
	Microsoft Corp.	3.700%	8/8/46	61,115	63,456
	Microsoft Corp.	4.250%	2/6/47	91,700	104,398
	Oracle Corp.	2.500%	5/15/22	46,930	46,938
	Oracle Corp.	2.950%	11/15/24	79,830	80,588
	Oracle Corp.	2.950%	5/15/25	13,635	13,701
	Oracle Corp.	3.250%	11/15/27	111,485	113,244
	Oracle Corp.	4.000%	11/15/47	32,175	32,657
	QUALCOMM Inc.	2.600%	1/30/23	26,010	25,793
	QUALCOMM Inc.	2.900%	5/20/24	37,735	37,667
6	Tencent Holdings Ltd.	3.575%	4/11/26	6,595	6,708

14

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	Tencent Holdings Ltd.	3.595%	1/19/28	57,300	56,512
6	Tencent Holdings Ltd.	3.975%	4/11/29	32,420	32,678
	Transportation (0.5%)
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,730
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	21,793
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	21,995
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,090	8,400
3	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	20,971	22,174
	CSX Corp.	4.300%	3/1/48	16,150	16,819
6	ERAC USA Finance LLC	2.350%	10/15/19	27,135	27,109
6	ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,648
6	ERAC USA Finance LLC	7.000%	10/15/37	32,995	44,175
6	ERAC USA Finance LLC	5.625%	3/15/42	21,787	25,980
3	Federal Express Corp. 1998 Pass Through Trust	6.720%	1/15/22	11,048	11,550
	FedEx Corp.	2.700%	4/15/23	23,430	23,293
	FedEx Corp.	5.100%	1/15/44	8,340	8,808
	Kansas City Southern	4.950%	8/15/45	16,985	18,741
6	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	16,420	16,624
6	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	52,010	53,410
6	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	16,450	17,235
3	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	11,055	11,653
	Union Pacific Corp.	3.700%	3/1/29	17,470	18,215
	Union Pacific Corp.	4.300%	3/1/49	22,015	23,306
	Union Pacific Corp.	3.799%	10/1/51	23,191	22,545
3	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	7,519	7,730
	United Parcel Service Inc.	2.450%	10/1/22	17,950	18,119
	United Parcel Service Inc.	4.875%	11/15/40	4,925	5,636
					11,073,106
Utilities (2.5%)
	Electric (2.2%)
	AEP Texas Inc.	4.150%	5/1/49	5,065	5,275
	Alabama Power Co.	5.700%	2/15/33	15,000	18,552
	Alabama Power Co.	3.750%	3/1/45	24,430	24,694
	Alabama Power Co.	4.300%	7/15/48	28,015	30,457
	Ameren Illinois Co.	3.800%	5/15/28	22,215	23,731
	Ameren Illinois Co.	6.125%	12/15/28	54,000	63,359
	Ameren Illinois Co.	3.700%	12/1/47	5,045	5,099
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,995	54,162
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	12,679
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	7,015	7,741
	Commonwealth Edison Co.	4.350%	11/15/45	8,130	8,908
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	6,287
	Commonwealth Edison Co.	4.000%	3/1/48	17,455	18,320
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	39,960
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,706
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	73,373
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,220	26,416
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,239
	Dominion Energy Inc.	2.962%	7/1/19	18,210	18,210
	Dominion Energy Inc.	5.200%	8/15/19	19,250	19,334
	Dominion Energy Inc.	2.579%	7/1/20	23,655	23,597
	Dominion Energy Inc.	5.250%	8/1/33	5,706	6,617
	Dominion Energy Inc.	4.600%	3/15/49	31,250	33,683
	Dominion Energy South Carolina Inc.	4.350%	2/1/42	1,600	1,717
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	8,204
	DTE Energy Co.	3.800%	3/15/27	9,550	9,916
	Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	51,341
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,286
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	16,989
	Duke Energy Corp.	2.650%	9/1/26	11,775	11,365
	Duke Energy Corp.	4.800%	12/15/45	44,700	49,067
	Duke Energy Corp.	3.750%	9/1/46	9,940	9,294
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	10,785

15

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	37,052
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	19,737
	Duke Energy Progress LLC	4.100%	3/15/43	5,615	5,941
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	42,841
	Emera US Finance LP	3.550%	6/15/26	34,050	34,121
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	15,101
	Eversource Energy	4.500%	11/15/19	3,535	3,562
	Eversource Energy	2.900%	10/1/24	17,450	17,500
	Eversource Energy	3.150%	1/15/25	5,025	5,111
	Eversource Energy	3.300%	1/15/28	14,410	14,604
	Florida Power & Light Co.	5.650%	2/1/35	50,000	62,238
	Florida Power & Light Co.	4.950%	6/1/35	10,000	11,651
	Florida Power & Light Co.	5.650%	2/1/37	5,000	6,342
	Florida Power & Light Co.	5.950%	2/1/38	39,215	51,743
	Florida Power & Light Co.	5.690%	3/1/40	4,000	5,137
	Florida Power & Light Co.	3.700%	12/1/47	17,370	17,639
	Fortis Inc.	3.055%	10/4/26	28,565	27,827
	Georgia Power Co.	5.400%	6/1/40	6,665	7,443
	Georgia Power Co.	4.750%	9/1/40	25,858	28,217
	Georgia Power Co.	4.300%	3/15/42	29,264	30,202
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	15,722
6	Massachusetts Electric Co.	5.900%	11/15/39	21,565	26,861
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	5,941
	MidAmerican Energy Co.	4.250%	7/15/49	11,545	12,640
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	15,529
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	40,798
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	9,260	9,398
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	33,205
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	14,449
6	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	39,070
	Northern States Power Co.	6.250%	6/1/36	50,000	66,922
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	7,454
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,877
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	18,932
	Oglethorpe Power Corp.	5.250%	9/1/50	17,220	20,682
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,675	3,028
	PacifiCorp	2.950%	6/1/23	29,675	30,229
	PacifiCorp	5.900%	8/15/34	12,500	15,547
	PacifiCorp	6.250%	10/15/37	36,635	48,445
	Potomac Electric Power Co.	3.050%	4/1/22	3,765	3,823
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	33,704
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,140
	San Diego Gas & Electric Co.	4.150%	5/15/48	4,500	4,529
	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	35,144
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,691
	South Carolina Electric & Gas Co.	4.250%	8/15/28	24,800	27,135
	South Carolina Electric & Gas Co.	6.625%	2/1/32	4,886	6,317
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,712
	South Carolina Electric & Gas Co.	5.300%	5/15/33	1,438	1,684
	South Carolina Electric & Gas Co.	6.050%	1/15/38	44,155	56,008
	South Carolina Electric & Gas Co.	5.450%	2/1/41	2,945	3,573
	South Carolina Electric & Gas Co.	5.100%	6/1/65	29,850	36,495
	Southern California Edison Co.	2.400%	2/1/22	4,295	4,238
	Southern California Edison Co.	3.700%	8/1/25	3,315	3,395
	Southern California Edison Co.	6.000%	1/15/34	7,695	9,112
	Southern California Edison Co.	5.550%	1/15/37	50,475	56,269
	Southern California Edison Co.	5.950%	2/1/38	40,000	46,866
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,335
	Southern California Edison Co.	4.050%	3/15/42	15,662	15,274
	Southern California Edison Co.	3.900%	3/15/43	8,716	8,160
	Southern California Edison Co.	4.650%	10/1/43	16,640	17,404
	Southern California Edison Co.	3.600%	2/1/45	3,560	3,184
	Southern California Edison Co.	4.000%	4/1/47	257	248
	Southern California Edison Co.	4.125%	3/1/48	3,837	3,750

16

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co.	2.950%	7/1/23	48,400	48,617
	Southern Co.	3.250%	7/1/26	30,885	30,698
	Southern Co.	4.400%	7/1/46	15,635	16,049
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	12,566
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	3,756
	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	34,822
	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	16,644
	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,217
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	21,799
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	54,119
	Natural Gas (0.3%)
6	Boston Gas Co.	3.150%	8/1/27	5,385	5,363
6	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	65,351
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,820	3,917
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	12,248	12,836
6	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,565	14,166
6	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	24,545
	NiSource Finance Corp.	5.250%	2/15/43	14,588	16,843
	NiSource Finance Corp.	4.800%	2/15/44	10,370	11,084
	Sempra Energy	2.875%	10/1/22	27,530	27,557
	Sempra Energy	3.250%	6/15/27	80,765	78,943
	Other Utility (0.0%)
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,807
	American Water Capital Corp.	4.200%	9/1/48	29,180	30,486
					2,523,476
Total Corporate Bonds (Cost $21,383,333)					22,377,174
Sovereign Bonds (1.7%)
6	CDP Financial Inc.	4.400%	11/25/19	40,000	40,358
6	Electricite de France SA	4.600%	1/27/20	50,000	50,645
6	Electricite de France SA	4.875%	9/21/38	84,000	86,940
6	Electricite de France SA	4.875%	1/22/44	1,775	1,865
6	Electricite de France SA	4.950%	10/13/45	15,100	16,031
	Equinor ASA	2.250%	11/8/19	22,515	22,490
	Equinor ASA	2.900%	11/8/20	57,210	57,551
	Equinor ASA	2.750%	11/10/21	32,860	33,158
	Equinor ASA	2.450%	1/17/23	15,017	14,975
	Equinor ASA	2.650%	1/15/24	14,000	14,024
	Equinor ASA	3.700%	3/1/24	25,320	26,576
	Equinor ASA	3.250%	11/10/24	29,975	30,878
	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	51,104
	Japan Bank for International Cooperation	2.250%	2/24/20	52,670	52,646
	Japan Bank for International Cooperation	2.125%	6/1/20	32,682	32,635
	Japan Bank for International Cooperation	2.125%	7/21/20	40,250	40,179
8	Japan Treasury Discount Bill	0.000%	8/19/19	13,300,000	122,788
6	Kingdom of Saudi Arabia	2.375%	10/26/21	31,330	30,978
6	Kingdom of Saudi Arabia	2.875%	3/4/23	40,225	40,125
	Korea Development Bank	2.500%	3/11/20	78,800	78,813
	Province of Ontario	4.000%	10/7/19	56,415	56,713
	Province of Ontario	4.400%	4/14/20	50,000	50,953
	Province of Ontario	2.500%	4/27/26	40,160	40,320
	Province of Quebec	2.500%	4/20/26	145,430	146,375
6	Saudi Arabian Oil Co.	3.500%	4/16/29	61,150	60,310
6	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	62,500	62,299
6	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	62,500	62,476
6	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	31,000	31,117
6	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	62,480	62,391
6	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	28,630	28,972
6	State of Kuwait	2.750%	3/20/22	4,255	4,279
6	State of Qatar	5.250%	1/20/20	53,430	54,239
6	State of Qatar	2.375%	6/2/21	55,190	54,797
6	State of Qatar	3.875%	4/23/23	71,330	74,131

17

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	State of Qatar	4.000%	3/14/29	28,200	29,676
6	State of Qatar	5.103%	4/23/48	29,730	34,130
6	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	45,050
6	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	39,330
Total Sovereign Bonds (Cost $1,742,368)					1,782,317
Taxable Municipal Bonds (1.7%)
	Atlanta GA Downtown Development Authority Revenue	6.875%	2/1/21	2,935	3,091
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,765	49,973
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	33,915	54,633
	California GO	5.700%	11/1/21	11,700	12,689
	California GO	7.550%	4/1/39	30,325	47,521
	California GO	7.300%	10/1/39	11,800	17,636
	California GO	7.350%	11/1/39	66,875	100,544
	California GO	7.625%	3/1/40	1,275	1,998
	California GO	7.600%	11/1/40	29,920	47,765
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	8,545	11,081
	Chicago IL O’Hare International Airport Revenue	6.845%	1/1/38	25,680	26,293
	Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	5,125	7,185
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,928
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	54,480	73,351
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	29,855	40,196
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	41,931
	Georgetown University	4.315%	4/1/49	7,355	8,546
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	63,166	75,740
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	7,895	10,199
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	40,435	50,518
	Houston TX GO	6.290%	3/1/32	17,310	21,100
	Illinois GO	5.100%	6/1/33	35,560	36,690
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	38,960
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	9,358
9	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	50,000	60,110
	Los Angeles CA Community College District GO	6.750%	8/1/49	13,625	21,426
	Los Angeles CA Unified School District GO	5.750%	7/1/34	24,525	31,297
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	27,024
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	21,685	28,662
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	28,669
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	54,258
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,980
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,103
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	3,295	4,651
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.814%	11/15/40	1,895	2,684
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	16,708
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	21,545
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	84,785	84,578
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	58,615	91,155

18

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	34,204
8	Oregon School Boards Association GO	5.528%	6/30/28	50,000	58,916
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	12,735	15,014
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	10,455	13,556
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	52,021
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	27,578
	Regents of the University of California Revenue	3.063%	7/1/25	49,360	51,175
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	21,830	24,693
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	11,890	16,336
	Stanford University	6.875%	2/1/24	13,685	16,455
	Stanford University	7.650%	6/15/26	29,000	38,296
	University of California	3.349%	7/1/29	21,335	22,510
	University of California Regents Medical Center Revenue	6.548%	5/15/48	18,650	26,749
	University of California Regents Medical Center Revenue	6.583%	5/15/49	21,260	30,472
	University of California Revenue	4.601%	5/15/31	21,975	25,203
	University of California Revenue	5.770%	5/15/43	24,325	32,473
	University of California Revenue	4.765%	5/15/44	5,980	6,396
	University of California Revenue	3.931%	5/15/45	22,370	24,088
Total Taxable Municipal Bonds (Cost $1,488,408)					1,786,911

				Shares
Temporary Cash Investments (2.5%)
Money Market Fund (0.3%)
10,11	Vanguard Market Liquidity Fund	2.527%		2,661	266,147

				Face
				Amount
				($000)
Repurchase Agreements (2.0%)
	Bank of America Securities, LLC (Dated 5/31/19, Repurchase Value $64,713,000 collateralized by Federal Home Loan Mortgage Corp. 4.000%, 6/1/48, with a value of $65,994,000)	2.500%	6/3/19	64,700	64,700
	Citigroup Global Markets Inc. (Dated 5/31/19, Repurchase Value $272,356,000 collateralized by U.S. Treasury Bill/Note 0.000%-2.000%, 6/11/19-1/31/20, with a value of $277,746,000)	2.480%	6/3/19	272,300	272,300
	Deutsche Bank Securities, Inc. (Dated 5/31/19, Repuchase Value $64,013,000 collateralized by U.S. Treasury Note 2.750%, 2/15/28, with a value of $65,280,000)	2.490%	6/3/19	64,000	64,000
	HSBC Bank USA (Dated 5/31/19, Repurchase Value $166,334,000 collateralized by U.S. Treasury Note 1.000%-2.875%, 11/30/19-7/31/25, with a value of $169,626,000)	2.480%	6/3/19	166,300	166,300
	HSBC Bank USA (Dated 5/31/19, Repurchase Value $106,922,000 collateralized by Federal National Mortgage Assn. 3.500%-5.000%, 5/1/26-10/1/48, Federal Home Loan Mortgage Corp. 4.000%-5.000%, 9/1/31-4/1/49, with a value of $109,038,000)	2.490%	6/3/19	106,900	106,900
	Nomura International plc (Dated 5/31/19, Repurchase Value $394,882,000 collateralized by U.S. Treasury Bill/Note/Bond 0.000%-8.125%, 6/20/19-11/15/48, with a value of $402,696,000)	2.480%	6/3/19	394,800	394,800

19

Vanguard® Wellington Fund

Schedule of Investments

May 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
RBC Capital Markets LLC (Dated 5/31/19, Repurchase Value $14,003,000 collateralized by Federal National Mortgage Assn. 4.000%, 2/1/41, Federal Home Loan Mortgage Corp. 3.500%-6.500%, 9/1/39-3/1/48, with a value of $14,280,000)	2.480%	6/3/19	14,000	14,000
TD Securities (USA) LLC (Dated 5/31/19, Repurchase Value $206,443,000 collateralized by Federal National Mortgage Assn. 4.000%-5.000%, 5/1/47-9/1/48, with a value of $210,528,000)	2.490%	6/3/19	206,400	206,400
Wells Fargo & Co. (Dated 5/31/19, Repurchase Value $720,049,000 collateralized by Federal National Mortgage Assn. 3.000%-4.000%, 12/1/48-5/1/49, Federal Home Loan Mortgage Corp. 3.500%, 7/1/48, with a value of $734,298,000)	2.490%	6/3/19	719,900	719,900
				2,009,300
U.S. Government and Agency Obligations (0.2%)
United States Treasury Bill	2.327%	6/18/19	54,500	54,448
United States Treasury Bill	2.287%	7/16/19	129,000	128,647
				183,095

				Market
				Value
	Coupon		Shares	($000)
Commercial Paper (0.0%)
Ford Motor Credit Co. LLC	3.680%		38,000	36,712
Total Temporary Cash Investments (Cost $2,495,234)				2,495,254
Total Investments (100.4%) (Cost $80,118,150)				102,249,356
Other Assets and Liabilities—Net (-0.4%)				(431,500)
Net Assets (100%)				101,817,856

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $247,954,000.
1	Securities with a value of $6,407,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $982,000 have been segregated as collateral for open forward currency contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019.
6

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $5,988,044,000, representing 5.9% of net assets.

7

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Face amount denominated in Japanese yen.
9	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10	Includes $266,070,000 of collateral received for securities on loan.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

20

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© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA212 072019

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  July 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 18, 2019

VANGUARD WELLINGTON FUND

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.